As filed with the Securities and Exchange Commission on April 30, 2004

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18  ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19  ☒

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

4 Manhattanville Road

Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 298-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2004 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                 pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK NY

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2004

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers fifty underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES FUND, INC. – SERVICE CLASS

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies—AmericaSM

Great Companies—TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Invesmtent Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P. MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan US Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS – CLASS VA

Managed by MTB Investment Advisors., Inc.

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation – Moderate Growth Fund II

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The policy value less the surrender charge, service charge, and premium tax charge, if any.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	the premiums paid; minus

•	gross partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, and transfer fees, and other charges, if any.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You may also buy a tax deferred 403(b) annuity policy with $50 or more. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies – AmericaSM – Service Class

Great Companies – TechnologySM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

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Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II

AIM V.I. Capital Appreciation Fund – Series II

AllianceBernstein Growth & Income Portfolio – Class B

AllianceBernstein Premier Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio– Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan US Large Cap Core Equity Portfolio

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation – Moderate Growth Fund II

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subacounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/ Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Fund, Inc. has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate

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surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

Access to amounts held in qualified policies may be restricted or prohibited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

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9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund within 20 days after you receive it. The amount of the refund will be the total of all premium payments made and the accumulated gains or losses in the policy value, if any. Please note, we will not credit interest on amounts allocated to the fixed account. We will pay the refund within 7 days after we receive written notice (at our administrative and service office) of cancellation and the returned policy within the applicable time period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and

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sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts ( those in operation before January 1, 2003) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at our Administrative and Service Office.

Attention: Customer Care Group

Transamerica Financial Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 -$30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(8):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.37%	2.45%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(9)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,196	$1,853	$2,499	$4,153
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$396	$1,200	$2,022	$4,153

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how the policy value is allocated among the separate account and the fixed account. There is no transfer fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The annual service charge, if any is imposed, applies only to the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit”.

(6)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.30%.

(7)	The Annual-Step Up Death Benefit fee is included herein.

(8)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(9)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark NY Variable Annuity policy offered by Transamerica Financial Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies

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issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes (for regular trading) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time. Holidays are generally not business days.

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3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment management and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC. - SERVICE CLASS(1)

Managed by AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

Subadvised by American Century Investment Management, Inc.

American Century International

American Century Large Company Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities(3)

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies - AmericaSM

Great Companies - TechnologySM(4)

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth(5)

Subadvised by Mercury Advisors(6)

Mercury Large Cap Value(7)

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global(8)

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced(9)

Transamerica Convertible Securities

Transamerica Equity(10)

Transamerica Growth Opportunities(11)

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core(12)

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II SHARES

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

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JANUS ASPEN SERIES - SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

J.P MORGAN SERIES TRUST II

Managed by J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

JPMorgan US Large Cap Core Equity Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund Ii

MTB Large-Cap Value Fund Ii

MTB Managed Allocation – Moderate Growth Fund II

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

(2)	Formerly known as American Century Income & Growth.

(3)	Formerly known as Clarion CRA Securities, L.P.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class Shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(6)	Formerly subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, LLC.

(7)	Formerly known as PBHG/NWQ Value Select.

(8)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Glboal merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(9)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(10)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(11)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(12)	Formerly known as Van Kampen Asset Allocation.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES FUND, INC. – INITIAL CLASS

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth(1)

(1)	As of May 1, 2003. T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

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JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio

The following subaccount is only available to owners who held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Small/Mid Cap Value(2)

(1)	Formerly subadvised by The Dreyfus Corporation.

(2)	Formerly known as Dreyfus Small Cap Value.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios. Currently these revenues are up to 0.75% of assets each year.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current

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interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Transfers of other amounts from the guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the policy value in that guaranteed period option, less any previous transfer during the current policy year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Disruptive Trading and Market Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at unit values that do not reflect an accurate value for the underlying fund portfolio’s investments (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as impeding a portfolio manager’s ability to sustain an investment objective, causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative

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expenses. These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

Do not invest with us if you intend to conduct market timing or other disruptive trading.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

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Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, assume your policy value is $100,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000—$10,000).

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Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher, at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but no more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Premium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar

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Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a withdrawal or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies and departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.

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We may defer payment of any amount until your premium check has cleared your bank.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

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Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Deaths Before the Annuity Commencement Date

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

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When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•	we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greater of:

•	the policy value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments, less partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued after the date of this prospectus. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

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A.	Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is:

•	the largest policy value on the date of issue or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 76 or older on the policy date.

There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 1.30%.

B.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

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Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

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Surrenders—403(b) Policies

The Internal Revenue Code limits partial withdrawals and surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

27

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and fixed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium; and

(2) is any gains in the policy.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional— You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special— You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month

29

program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any

30

other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a policy. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to

31

registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

We have entered into a distribution agreement with our affiliate, AFSG Securities Corporation (“AFSG”), for the distribution and sales of the policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and state insurance laws, and that sell the policies through written agreements with AFSG. We pay commissions to AFSG for sales of the polices by the selling firms. We also may pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Commissions of up to 6% of premium payments plus an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other

32

sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We and/or AFSG may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them and their representatives. We and/or AFSG may make payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards.

The selling firms may pass on to their sales representatives a portion of the payments made to the selling firms in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying fund portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Other incentives or payments, like commissions, are not charged to the policy owners or the separate account.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

Appendix A – Condensed Financial Information

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2003. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205
writing:	Transamerica Financial Life Insurance Company Attention: Customer Care Group P.O. Box 3183 Cedar Rapids, IA 52406-3183

Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio – Service Class(1) 2003	$1.000000	$1.031475	0.000
Asset Allocation - Growth Portfolio – Service Class(1) 2003	$1.000000	$1.047313	0.0000
Asset Allocation - Moderate Portfolio – Service Class(1) 2003	$1.000000	$1.034952	0.000
Asset Allocation - Moderate Growth Portfolio – Service Class(1) 2003	$1.000000	$1.041486	0.000
Alger Aggressive Growth – Service Class(2)a 2003	$1.000000	$1.007005	0.000
American Century International – Service Class(3) 2003	$1.000000	$1.066764	0.000
American Century Large Company Value – Service Class(3)b 2003	$1.000000	1.058705	0.000
BlackRock Global Science & Technology Opportunities – Service Class(1)c 2003	$1.000000	$1.010263	0.000
BlackRock Mid Cap Growth – Service Class(1)a 2003	$1.000000	$1.032749	0.000
Capital Guardian Global – Service Class(4) 2003	$1.000000	$1.065807	0.000
Capital Guardian U.S. Equity – Service Class(5)d 2003	$1.000000	$1.051553	0.000
Capital Guardian Value – Service Class(6) 2003	$1.000000	$1.071304	0.000
Clarion Real Estate Securities – Service Class(1) 2003	$1.000000	$1.074880	0.000
Great Companies – AmericaSM – Service Class(3) 2003	$1.000000	$1.051939	0.000

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Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Great Companies – TechnologySM – Service Class(3)c 2003	$1.000000	$1.023018	0.000
Janus Growth – Service Class(6) 2003	$1.000000	$1.042188	0.000
Jennison Growth – Service Class(7) 2003	$1.000000	$1.029556	0.000
J.P. Morgan Enhanced Index – Service Class(8) 2003	$1.000000	$1.057615	0.000
Marsico Growth – Service Class(2)e 2003	$1.000000	$1.003164	0.000
Mercury Large Cap Value – Service Class(2)f 2003	$1.000000	$1.082819	0.000
MFS High Yield – Service Class(4) 2003	$1.000000	$1.032077	0.000
PBHG Mid Cap Growth – Service Class(2)g 2003	$1.000000	$0.948888	0.000
PIMCO Total Return – Service Class(1) 2003	$1.000000	$1.013806	0.000
Salomon All Cap – Service Class(2) 2003	$1.000000	$1.054491	0.000
Templeton Great Companies Global – Service Class(5)h 2003	$1.000000	$1.060617	0.000
Transamerica Balanced – Service Class(1)i 2003	$1.000000	$1.031670	0.000
Transamerica Convertible Securities – Service Class(1) 2003	$1.000000	$1.020318	0.000
Transamerica Equity – Service Class(2)a 2003	$1.000000	$1.040034	0.000
Transamerica Growth Opportunities – Service Class(3)g 2003	$1.000000	$1.034365	0.000
Transamerica Money Market – Service Class(6) 2003	$1.000000	$0.997975	0.000
Transamerica U.S. Government Securities – Service Class(9) 2003	$1.000000	$1.010033	0.000
T. Rowe Price Equity-Income – Service Class(10) 2003	$1.000000	$1.064894	0.000
T. Rowe Price Growth Stock – Service Class(11) 2003	$1.000000	$1.053400	0.000
T. Rowe Price Small Cap – Service Class(2) 2000	$1.000000	$1.015430	0.000
Van Kampen Active International Allocation – Service Class(6) 2003	$1.000000	$1.098299	0.000
Van Kampen Emerging Growth – Service Class(3) 2003	$1.000000	$0.991877	0.000
Van Kampen Large Cap Core – Service Class(6)j 2003	$1.000000	$1.039475	0.000
AIM V.I. Basic Value Fund- Series II(1) 2003	$1.000000	$1.260152	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.209842	0.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003	$1.000000	$1.224207	0.000
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003	$1.000000	$1.140633	0.000

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Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.289799	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.179152	0.000
MFS New Discovery Series – Service Class(1) 2003	$1.000000	$1.281338	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.117863	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003	$1.000000	$1.244755	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003	$1.000000	$1.224303	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003	$1.000000	$1.240368	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003	$1.000000	$1.353371	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003	$1.000000	$1.450821	0.000
Asset Allocation - Conservative Portfolio – Initial Class(1) 2003	$1.000000	$1.177668	0.000
Asset Allocation - Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.233465	0.000
Asset Allocation - Moderate Portfolio – Initial Class(1) 2003	$1.000000	$1.190153	0.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.208053	0.000
Alger Aggressive Growth – Initial Class(2)a 2003	$1.000000	$1.244997	0.000
American Century International – Initial Class(3) 2003	$1.000000	$1.204089	0.000
American Century Large Company Value – Initial Class(3)b 2003	$1.000000	$1.203525	0.000
BlackRock Global Science & Technology Opportunities – Initial Class(1)c 2003	$1.000000	$1.392509	0.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003	$1.000000	$1.225770	0.000
Capital Guardian Global – Initial Class(4) 2003	$1.000000	$1.295258	0.000
Capital Guardian U.S. Equity – Initial Class(5)d 2003	$1.000000	$1.270172	0.000
Capital Guardian Value – Initial Class(6) 2003	$1.000000	$1.262050	0.000
Clarion Real Estate Securities – Initial Class(1) 2003	$1.000000	$1.359907	0.000
Great Companies – AmericaSM – Initial Class(3) 2003	$1.000000	$1.171037	0.000
Great Companies – TechnologySM – Initial Class(3)c 2003	$1.000000	$1.346290	0.000
Janus Growth – Initial Class(6) 2003	$1.000000	$1.228773	0.000
Jennison Growth – Initial Class(7) 2003	$1.000000	$1.201055	0.000

37

Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
J.P. Morgan Enhanced Index – Initial Class(8) 2003	$1.000000	$1.203874	0.000
Marsico Growth – Initial Class(2)e 2003	$1.000000	$1.190396	0.000
Mercury Relative Value – Initial Class(2)f 2003	$1.000000	$1.203821	0.000
MFS High Yield – Initial Class(4) 2003	$1.000000	$1.141066	0.000
PBHG Mid Cap Growth – Initial Class(2)g 2003	$1.000000	$1.218947	0.000
PIMCO Total Return – Initial Class(1) 2003	$1.000000	$1.033571	0.000
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.243238	0.000
Templeton Great Companies Global – Initial Class(5)h 2003	$1.000000	$1.180561	0.000
Transamerica Balanced – Initial Class(1)i 2003	$1.000000	$1.100357	0.000
Transamerica Convertible Securities – Initial Class(1) 2003	$1.000000	$1.183098	0.000
Transamerica Equity – Initial Class(2)a 2003	$1.000000	$1.228774	0.000
Transamerica Growth Opportunities – Initial Class(3)g 2001	$1.000000	$1.266571	0.000
Transamerica Money Market – Initial Class(6) 2003	$1.000000	$0.990402	0.000
Transamerica U.S. Government Securities – Initial Class(9) 2003	$1.000000	$1.018170	0.000
T. Rowe Price Equity-Income – Initial Class(10) 2003	$1.000000	$1.179524	0.000
T. Rowe Price Growth Stock – Initial Class(11) 2003	$1.000000	$1.224267	0.000
T. Rowe Price Small Cap – Initial Class(2) 2000	$1.000000	$1.335517	0.000
Van Kampen Active International Allocation – Initial Class(6) 2003	$1.000000	$1.285755	0.000
Van Kampen Emerging Growth – Initial Class(3) 2003	$1.000000	$1.197654	0.000
Van Kampen Large Cap Core – Initial Class(6)j 2003	$1.000000	$1.144444	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

38

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	Formerly known as American Century Income & Growth.

(c)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(d)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(e)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(f)	Formerly known as PBHG/NWQ Value Select.

(g)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(h)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(i)	Formerly known as Janus Balanced.

(j)	Formerly known as Van Kampen Asset Allocation.

39

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio – Service Class(1) 2003	$1.000000	$1.158727	0.000
Asset Allocation - Growth Portfolio – Service Class(1) 2003	$1.000000	$1.248932	0.000
Asset Allocation - Moderate Portfolio – Service Class(1) 2003	$1.000000	$1.180666	0.000
Asset Allocation - Moderate Growth Portfolio – Service Class(1) 2003	$1.000000	$1.207772	0.000
Alger Aggressive Growth – Service Class(2)a 2003	$1.000000	$1.202856	0.000
American Century International – Service Class(3) 2003	$1.000000	$1.257247	0.000
American Century Large Company Value – Service Class(3)b 2003	$1.000000	$1.233271	0.000
BlackRock Global Science & Technology Opportunities– Service Class(1)c 2003	$1.000000	$1.416923	0.000
BlackRock Mid Cap Growth – Service Class(1)a 2003	$1.000000	$1.228072	0.000
Capital Guardian Global – Service Class(4) 2003	$1.000000	$1.312143	0.000
Capital Guardian U.S. Equity – Service Class(5)d 2003	$1.000000	$1.251112	0.000
Capital Guardian Value – Service Class(6) 2003	$1.000000	$1.284690	0.000
Clarion Real Estate Securities – Service Class(1) 2003	$1.000000	$1.269513	0.000
Great Companies – AmericaSM – Service Class(3) 2003	$1.000000	$1.166636	0.000
Great Companies – TechnologySM – Service Class(3)c 2003	$1.000000	$1.307629	0.000
Janus Growth – Service Class(6) 2003	$1.000000	$1.206254	0.000
Jennison Growth – Service Class(7) 2003	$1.000000	$1.205162	0.000
J.P. Morgan Enhanced Index – Service Class(8) 2003	$1.000000	$1.217705	0.000
Marsico Growth – Service Class(2)e 2003	$1.000000	$1.192513	0.000
Mercury Large Cap Value – Service Class(2)f 2003	$1.000000	$1.260709	0.000
MFS High Yield – Service Class(4) 2003	$1.000000	$1.086836	0.000
PBHG Mid Cap Growth – Service Class(2)g 2003	$1.000000	$1.222658	0.000
PIMCO Total Return – Service Class(1) 2003	$1.000000	$1.011723	0.000
Salomon All Cap – Service Class(2) 2003	$1.000000	$1.277605	0.000
Templeton Great Companies Global – Service Class(5)h 2003	$1.000000	$1.207910	0.000
Transamerica Balanced – Service Class(1)i 2003	$1.000000	$1.099798	0.000
Transamerica Convertible Securities – Service Class(1) 2003	$1.000000	$1.155678	0.000

40

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Equity – Service Class(2)a 2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities – Service Class(3)g 2001	$1.000000	$1.253265	0.000
Transamerica Money Market – Service Class(6) 2003	$1.000000	$0.994632	0.000
Transamerica U.S. Government Securities – Service Class(9) 2003	$1.000000	$0.997393	0.000
T. Rowe Price Equity-Income – Service Class(10) 2003	$1.000000	$1.218401	0.000
T. Rowe Price Growth Stock – Service Class(11) 2003	$1.000000	$1.213849	0.000
T. Rowe Price Small Cap – Service Class(2) 2000	$1.000000	$1.334243	0.000
Van Kampen Active International Allocation – Service Class(6) 2003	$1.000000	$1.315176	0.000
Van Kampen Emerging Growth – Service Class(3) 2003	$1.000000	$1.191283	0.000
Van Kampen Large Cap Core – Service Class(6)j 2003	$1.000000	$1.152270	0.000
AIM V.I. Basic Value Fund - Series II(1) 2003	$1.000000	$0.998447	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.012659	0.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003	$1.000000	$1.028983	0.000
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003	$1.000000	$0.954070	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.060809	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003	$1.000000	$0.953700	0.000
MFS New Discovery Series – Service Class(1) 2003	$1.000000	$0.985079	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.052023	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003	$1.000000	$1.093234	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003	$1.000000	$1.051697	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003	$1.000000	$0.974625	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003	$1.000000	$1.171204	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003	$1.000000	$1.163843	0.000
Asset Allocation - Conservative Portfolio – Initial Class(1) 2003	$1.000000	$1.089116	0.000
Asset Allocation - Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.040631	0.000
Asset Allocation - Moderate Portfolio – Initial Class(1) 2003	$1.000000	$1.071274	0.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.055085	0.000

41

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Alger Aggressive Growth – Initial Class(2)a 2003	$1.000000	$0.958142	0.000
American Century International – Initial Class(3) 2003	$1.000000	$0.979225	0.000
American Century Large Company Value – Initial Class(3)b 2003	$1.000000	$1.047037	0.000
BlackRock Global Science & Technology Opportunities – Initial Class(1)c 2003	$1.000000	$1.075494	$0.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003	$1.000000	$0.968595	0.000
Capital Guardian Global – Initial Class(4) 2003	$1.000000	$1.098404	0.000
Capital Guardian U.S. Equity – Initial Class(5)d 2003	$1.000000	$1.067291	0.000
Capital Guardian Value – Initial Class(6) 2003	$1.000000	$1.036131	0.000
Clarion Real Estate Securities – Initial Class(1) 2003	$1.000000	$1.247170	0.000
Great Companies – AmericaSM – Initial Class(3) 2003	$1.000000	$1.039727	0.000
Great Companies – TechnologySM – Initial Class(3)c 2003	$1.000000	$1.064476	0.000
Janus Growth – Initial Class(6) 2003	$1.000000	$1.037724	0.000
Jennison Growth – Initial Class(7) 2003	$1.000000	$0.957795	0.000
J.P. Morgan Enhanced Index – Initial Class(8) 2003	$1.000000	$1.021871	0.000
Marsico Growth – Initial Class(2)e 2003	$1.000000	$1.193911	0.000
Mercury Large Cap Value – Initial Class(2)f 2003	$1.000000	$1.037373	0.000
MFS High Yield – Initial Class(4) 2003	$1.000000	$1.150343	0.000
PBHG Mid Cap Growth – Initial Class(2)g 2003	$1.000000	$0.943512	0.000
PIMCO Total Return – Initial Class(1) 2003	$1.000000	$1.090330	0.000
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.025659	0.000
Templeton Great Companies Global – Initial Class(5)h 2003	$1.000000	$1.033137	0.000
Transamerica Balanced – Initial Class(1)i 2003	$1.000000	$1.057833	0.000
Transamerica Convertible Securities – Initial Class(1) 2003	$1.000000	$1.127956	0.000
Transamerica Equity – Initial Class(2)a 2003	$1.000000	$1.091940	0.000
Transamerica Growth Opportunities – Initial Class(3)g 2003	$1.000000	$1.026868	0.000
Transamerica Money Market – Initial Class(6) 2003	$1.000000	$0.993896	0.000
Transamerica U.S. Government Securities – Initial Class(9) 2003	$1.000000	$1.059877	0.000

42

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity-Income – Initial Class(10) 2003	$1.000000	$1.042793	0.000
T. Rowe Price Growth Stock – Initial Class(11) 2003	$1.000000	$1.055194	0.000
T. Rowe Price Small Cap – Initial Class(2) 2000	$1.000000	$1.031215	0.000
Van Kampen Active International Allocation – Initial Class(6) 2003	$1.000000	$1.080388	0.000
Van Kampen Emerging Growth – Initial Class(3) 2003	$1.000000	$0.915881	0.000
Van Kampen Large Cap Core – Initial Class(6)j 2003	$1.000000	$1.044706	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	Formerly known as American Century Income & Growth.

(c)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(d)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(e)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(f)	Formerly known as PBHG/NWQ Value Select.

(g)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(h)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(i)	Formerly known as Janus Balanced.

(j)	Formerly known as Van Kampen Asset Allocation.

43

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio, formerly Van Kampen Money Market Portfolio, (the “Van Kampen Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a underlying fund subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 2003, and for the one and five year periods ended December 31, 2003, are shown in Tables 1-A and 1-B below. Total returns reflect deductions for the mortality and expense risk fee and administrative charges, and any 12b-1 fee, if applicable restated as if the

44

12b-1 fee had been in existence from the inception date. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1 – A Standard Average Annual Total Returns (Assuming A Surrender Charge) Annual Step-Up Death Benefit (Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Growth Portfolio – Service Class	23.06%	N/A	-2.26%	May 1, 2002
Asset Allocation - Conservative Portfolio – Service Class	14.55%	N/A	0.59%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	16.63%	N/A	-0.48%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	19.19%	N/A	-1.39%	May 1, 2002
American Century International – Service Class	17.59%	N/A	-11.35%	May 1, 2001
American Century Large Company Value – Service Class(1)	20.91%	N/A	-4.75%	May 1, 2001
Capital Guardian Global – Service Class	30.29%	N/A	-1.10%	June 21, 1999
Capital Guardian U.S. Equity – Service Class	29.11%	N/A	-2.97%	October 9, 2000
Capital Guardian Value – Service Class	26.93%	0.65%	9.32%	January 1, 1995
Clarion Real Estate Securities – Service Class	28.30%	N/A	10.38%	May 1, 2002
Great Companies – AmericaSM – Service Class	16.51%	N/A	-4.88%	May 1, 2001
Great Companies – TechnologySM – Service Class(2)	44.90%	N/A	-15.57%	May 1, 2001
Janus Growth – Service Class	24.39%	-8.61%	8.64%	January 1, 1995
Jennison Growth – Service Class	20.91%	-10.25%	-4.23%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	21.06%	-4.58%	3.73%	May 1, 1997
Marsico Growth – Service Class(3)	18.31%	N/A	-11.30%	May 1, 2000
Mercury Large Cap Value – Service Class(4)	22.00%	N/A	1.85%	May 1, 2000
MFS High Yield – Service Class	9.26%	N/A	1.56%	June 21, 1999
PIMCO Total Return – Service Class	-3.95%	N/A	0.71%	May 1, 2002
Salomon All Cap – Service Class	27.67%	N/A	-1.01%	May 1, 2000
Templeton Great Companies Global – Service Class(5)	18.34%	N/A	-10.84%	October 9, 2000
Transamerica Balanced – Service Class(6)	4.96%	N/A	-1.28%	May 1, 2002
Transamerica Convertible Securities – Service Class	15.47%	N/A	3.04%	May 1, 2002
Transamerica Equity – Service Class (7)	23.44%	N/A	-12.68%	May 1, 2000
Transamerica Growth Opportunities – Service Class(8)	23.28%	N/A	5.18%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.90%	2.15%	3.65%	June 16, 1995
T. Rowe Price Equity Income – Service Class	17.47%	3.04%	9.60%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	22.95%	-0.46%	9.87%	April 28, 1995
T. Rowe Price Small Cap – Service Class	33.14%	N/A	-9.53%	May 1, 2000
Van Kampen Active International Allocation – Service Class	25.32%	-4.15%	1.95%	January 1, 1995
Van Kampen Large Cap Core – Service Class (9)	12.63%	-0.18%	7.84%	January 1, 1995
Van Kampen Emerging Growth – Service Class	20.16%	N/A	-17.21%	May 1, 2001
AIM V.I. Basic Value Fund – Series II shares	25.86%	N/A	-4.67%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II shares	21.48%	N/A	-3.80%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	24.68%	N/A	-5.49%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	15.29%	N/A	-15.16%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	27.43%	N/A	-27.21%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	15.63%	N/A	-16.97%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan US Large Cap Core Equity Portfolio	N/A	N/A	N/A	May 1, 2004
MFS New Discovery Series – Service Class	26.01%	N/A	-5.50%	May 1, 2002
MFS Total Return Series – Service Class	7.45%	N/A	-1.40%	May 1, 2002
MTB Large-Cap Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Large-Cap Value Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Managed Allocation – Moderate Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004

45

TABLE 1 – A (continued) Standard Average Annual Total Returns (Assuming A Surrender Charge) Annual Step-Up Death Benefit (Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Fidelity - VIP Contrafund® Portfolio – Service Class 2	20.43%	N/A	-4.68%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	22.38%	N/A	0.05%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	25.06%	N/A	-11.88%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	31.14%	N/A	5.86%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	51.49%	N/A	5.48%	May 1, 2002

46

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception Of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Growth Portfolio – Service Class	23.27%	N/A	-2.10%	May 1, 2002
Asset Allocation - Conservative Portfolio – Service Class	14.75%	N/A	0.75%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	16.83%	N/A	-0.32%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	19.39%	N/A	-1.23%	May 1, 2002
American Century International – Service Class	17.80%	N/A	-11.21%	May 1, 2001
American Century Large Company Value – Service Class(1)	21.12%	N/A	-4.60%	May 1, 2001
Capital Guardian Global – Service Class	30.51%	N/A	-0.94%	June 21, 1999
Capital Guardian U.S. Equity – Service Class	29.34%	N/A	-2.82%	October 9, 2000
Capital Guardian Value – Service Class	27.15%	0.80%	9.49%	January 1, 1995
Clarion Real Estate Securities – Service Class	28.52%	N/A	10.57%	May 1, 2002
Great Companies – AmericaSM – Service Class	16.72%	N/A	-4.73%	May 1, 2001
Great Companies – TechnologySM – Service Class (2)	45.15%	N/A	-15.43%	May 1, 2001
Janus Growth – Service Class	24.60%	-8.47%	8.80%	January 1, 1995
Jennison Growth – Service Class	21.12%	-10.11%	-4.09%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	21.26%	-4.43%	3.89%	May 1, 1997
Marsico Growth – Service Class(3)	18.52%	N/A	-11.16%	May 1, 2000
Mercury Large Cap Value – Service Class(4)	22.21%	N/A	2.02%	May 1, 2000
MFS High Yield – Service Class	9.45%	N/A	1.73%	June 21, 1999
PIMCO Total Return – Service Class	-3.80%	N/A	0.87%	May 1, 2002
Salomon All Cap – Service Class	27.89%	N/A	-0.85%	May 1, 2000
Templeton Great Companies Global – Service Class(5)	18.55%	N/A	-10.70%	October 9, 2000
Transamerica Balanced – Service Class(6)	5.15%	N/A	-1.13%	May 1, 2002
Transamerica Convertible Securities – Service Class	15.67%	N/A	3.22%	May 1, 2002
Transamerica Equity – Service Class(7)	23.65%	N/A	-12.54%	May 1, 2000
Transamerica Growth Opportunities – Service Class(8)	23.49%	N/A	5.36%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.74%	2.31%	3.81%	June 16, 1995
T. Rowe Price Equity Income – Service Class	17.67%	3.20%	9.76%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	23.16%	-0.30%	10.04%	April 28, 1995
T. Rowe Price Small Cap – Service Class	33.37%	N/A	-9.38%	May 1, 2000
Van Kampen Active International Allocation – Service Class	25.54%	-4.00%	2.10%	January 1, 1995
Van Kampen Large Cap Core – Service Class (9)	12.83%	-0.03%	8.01%	January 1, 1995
Van Kampen Emerging Growth – Service Class	20.37%	N/A	-17.08%	May 1, 2001
AIM V.I. Basic Value Fund – Series II shares	26.07%	N/A	-4.52%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II shares	21.69%	N/A	-3.80%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	24.89%	N/A	-5.34%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	15.49%	N/A	-15.02%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	27.64%	N/A	-27.09%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	15.82%	N/A	-16.84%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan US Large Cap Core Equity Portfolio	N/A	N/A	N/A	May 1, 2004
MFS New Discovery Series – Service Class	26.22%	N/A	-5.50%	May 1, 2002
MFS Total Return Series – Service Class	7.64%	N/A	-1.40%	May 1, 2002
MTB Large-Cap Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Large-Cap Value Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Managed Allocation – Moderate Growth Fund II– Class VA	N/A	N/A	N/A	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	20.64%	N/A	-4.53%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	22.59%	N/A	0.20%	May 1, 2000
Fidelity – VIP Growth Portfolio– Service Class 2	25.27%	N/A	-11.75%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	31.36%	N/A	6.03%	May 1, 2000
Fidelity – VIP Value Strategies – Service Class 2	51.73%	N/A	5.66%	May 1, 2002

47

(1)	Formerly known as American Century Income & Growth.

(2)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as PBHG/NWQ Value Select.

(5)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(6)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(7)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(8)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(9)	Formerly known as Van Kampen Asset Allocation.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the policy and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the policy except surrender charges.

48

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	Inception of the Subaccount to 12/31/03	Subaccount Inception Date
Asset Allocation - Growth Portfolio – Service Class	28.99%	N/A	2.25%	May 1, 2002
Asset Allocation - Conservative Portfolio – Service Class	21.11%	N/A	5.02%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	23.03%	N/A	3.99%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	25.40%	N/A	3.10%	May 1, 2002
American Century International – Service Class	23.92%	N/A	-8.36%	May 1, 2001
American Century Large Company Value – Service Class(1)	27.00%	N/A	-2.06%	May 1, 2001
Capital Guardian Global – Service Class	35.70%	N/A	0.11%	June 21, 1999
Capital Guardian U.S. Equity – Service Class	34.61%	N/A	-1.03%	October 9, 2000
Capital Guardian Value – Service Class	32.59%	1.53%	9.53%	January 1, 1995
Clarion Real Estate Securities – Service Class	33.85%	N/A	13.97%	May 1, 2002
Great Companies – AmericaSM – Service Class	22.92%	N/A	-2.18%	May 1, 2001
Great Companies – TechnologySM – Service Class(2)	49.25%	N/A	-12.36%	May 1, 2001
Janus Growth – Service Class	30.22%	-7.42%	8.84%	January 1, 1995
Jennison Growth – Service Class	27.00%	-9.00%	-4.04%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	27.14%	-3.54%	4.18%	May 1, 1997
Marsico Growth – Service Class(3)	24.59%	N/A	-9.16%	May 1, 2000
Mercury Large Cap Value – Service Class(4)	28.01%	N/A	3.39%	May 1, 2000
MFS High Yield – Service Class	16.19%	N/A	2.66%	June 21, 1999
PIMCO Total Return – Service Class	3.44%	N/A	5.15%	May 1, 2002
Salomon All Cap – Service Class	33.27%	N/A	0.66%	May 1, 2000
Templeton Great Companies Global – Service Class(5)	24.62%	N/A	-8.56%	October 9, 2000
Transamerica Balanced – Service Class(6)	12.21%	N/A	3.20%	May 1, 2002
Transamerica Convertible Securities - Service Class	21.95%	N/A	7.31%	May 1, 2002
Transamerica Equity - Service Class(7)	29.35%	N/A	-10.46%	May 1, 2000
Transamerica Growth Opportunities – Service Class(8)	29.19%	N/A	7.28%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	1.50%	2.96%	3.85%	June 16, 1995
T. Rowe Price Equity Income – Service Class	23.81%	3.80%	9.80%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	28.89%	0.45%	10.08%	April 28, 1995
T. Rowe Price Small Cap – Service Class	38.34%	N/A	-7.48%	May 1, 2000
Van Kampen Active International Allocation – Service Class	31.09%	-3.13%	2.14%	January 1, 1995
Van Kampen Large Cap Core – Service Class(9)	19.32%	0.72%	8.05%	January 1, 1995
Van Kampen Emerging Growth – Service Class	26.31%	N/A	-13.91%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	31.58%	N/A	-0.09%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	27.53%	N/A	0.61%	May 1, 2002
Alliance Growth & Income Portfolio – Class B	30.49%	N/A	-2.77%	May 1, 2001
Alliance Premier Growth Portfolio – Class B	21.78%	N/A	-11.97%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	33.04%	N/A	-23.84%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	22.09%	N/A	-14.36%	October 9, 2000
JPMorgan Bond Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan US Large Cap Core Equity Portfolio	N/A	N/A	N/A	May 1, 2004
MFS New Discovery Series – Service Class	31.72%	N/A	-1.05%	May 1, 2002
MFS Total Return Series – Service Class	14.52%	N/A	2.93%	May 1, 2002
MTB Large-Cap Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Large-Cap Value Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Managed Allocation – Moderate Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	26.55%	N/A	-2.86%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	28.36%	N/A	1.68%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	30.84%	N/A	-8.88%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	36.48%	N/A	7.06%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	55.35%	N/A	9.52%	May 1, 2002

49

(1)	Formerly known as American Century Income & Growth.

(2)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as PBHG/NWQ Value Select.

(5)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(6)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(7)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(8)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(9)	Formerly known as Van Kampen Asset Allocation.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

Adjusted Historical Performance Data. Transamerica may present historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 2003, were as follows:

50

1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

TABLE 3 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming A Surrender Charge)
Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation - Growth Portfolio – Service Class	23.27%	N/A	-2.10%	May 1, 2002
Asset Allocation - Conservative Portfolio – Service Class	14.75%	N/A	0.75%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	16.83%	N/A	-0.32%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	19.39%	N/A	-1.23%	May 1, 2002
American Century International - Service Class	17.80%	-6.69%	-1.91%	January 1, 1997
American Century Large Company Value – Service Class (3)	21.12%	N/A	-4.60%	May 1, 2001
Capital Guardian Global – Service Class	30.51%	2.20%	2.77%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	29.34%	N/A	-2.82%	October 9, 2000
Capital Guardian Value – Service Class	27.15%	0.80%	8.77%	May 27, 1993
Clarion Real Estate Securities – Service Class	28.52%	12.40%	7.38%	May 1, 1998
Great Companies – AmericaSM – Service Class	16.72%	N/A	-3.44%	May 1, 2000
Great Companies – TechnologySM – Service Class(4)	45.15%	N/A	-26.59%	May 1, 2000
Janus Growth – Service Class	24.60%	-8.47%	6.79%	October 2, 1986
Jennison Growth – Service Class	21.12%	-10.11%	-4.06%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	21.26%	-4.43%	3.89%	May 1, 1997
Marsico Growth – Service Class(5)	18.52%	N/A	-5.64%	May 3, 1999
Mercury Large Cap Value – Service Class(6)	22.21%	4.20%	6.52%	May 1, 1996
MFS High Yield – Service Class	9.45%	2.39%	1.34%	June 1, 1998
PIMCO Total Return – Service Class	-3.80%	N/A	0.87%	May 1, 2002
Salomon All Cap – Service Class	27.89%	N/A	5.57%	May 3, 1999
Templeton Great Companies Global – Service Class(7)	18.55%	N/A	-13.57%	September 1, 2000
Transamerica Balanced – Service Class(8)	5.15%	N/A	-1.13%	May 1, 2002
Transamerica Convertible Securities – Service Class	15.67%	N/A	3.22%	May 1, 2002
Transamerica Equity – Service Class (9)	23.65%	-1.41%	14.77%	February 26, 1969
Transamerica Growth Opportunities – Service Class (10)	23.49%	N/A	5.36%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-5.74%	2.31%	4.11%	May 13, 1994
T. Rowe Price Equity Income – Service Class	17.67%	3.20%	10.55%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	23.16%	-0.30%	11.34%	January 3, 1995
T. Rowe Price Small Cap – Service Class	33.37%	N/A	0.85%	May 3, 1999
Van Kampen Active International Allocation – Service Class	25.54%	-4.00%	1.12%	April 8, 1991
Van Kampen Large Cap Core – Service Class (11)	12.83%	-0.03%	6.43%	April 8, 1991
Van Kampen Emerging Growth – Service Class	20.37%	-2.07%	8.85%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	26.07%	N/A	-1.46%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(12)	21.69%	-2.92%	6.39%	May 5, 1993
AllianceBernstein Growth & Income Portfolio – Class B	24.89%	N/A	1.61%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	15.49%	N/A	-11.49%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)	27.64%	-3.53%	6.98%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)	15.82%	-2.61%	8.38%	September 13, 1993
JPMorgan Bond Portfolio	-7.03%	N/A	33.49%	December 31, 1994
JPMorgan International Equity Portfolio	25.20%	N/A	27.31%	December 31, 1994
JPMorgan Mid Cap Value Portfolio	22.19%	N/A	15.11%	October 1, 2001
JPMorgan Small Company Portfolio	28.97%	N/A	32.62%	December 31, 1994
JPMorgan US Large Cap Core Equity Portfolio	20.60%	N/A	31.22%	December 31, 1994
MFS New Discovery Series – Service Class(14)	26.22%	-0.95%	-1.00%	May 1, 1998
MFS Total Return Series – Service Class(14)	7.64%	3.59%	9.69%	January 3, 1995
MTB Large-Cap Growth Fund II – Class VA	9.09%	N/A	-7.27%	May 31, 2002
MTB Large-Cap Value Fund II – Class VA	26.29%	N/A	-4.03%	May 31, 2002
MTB Managed Allocation – Moderate Growth Fund II – Class VA	9.04%	N/A	0.70%	June 30, 2002
Fidelity - VIP Contrafund® Portfolio – Service Class 2(15)	20.64%	1.15%	12.24%	January 3, 1995
Fidelity - VIP Equity-Income Portfolio – Service Class 2(15)	22.59%	1.14%	9.20%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(15)	25.27%	-3.72%	7.97%	October 9, 1986
Fidelity - VIP Mid Cap Portfolio – Service Class 2(15)	31.36%	17.30%	17.97%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	51.73%	N/A	8.29%	February 25, 2002

51

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as American Century Income & Growth.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

(12)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(13)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(14)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(15)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying fund portfolios)

52

TABLE 4 Hypothetical (Adjusted Historical) Average Annual Total Returns(1) (Assuming No Surrender Charge)
Return of Premium Death Benefit (Total Separate Account Annual Expenses: 1.30%)
Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Growth Portfolio – Service Class	28.99%	N/A	2.25%	May 1, 2002
Asset Allocation – Conservative Portfolio – Service Class	21.11%	N/A	5.02%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	23.03%	N/A	3.99%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	25.40%	N/A	3.10%	May 1, 2002
American Century International – Service Class	23.92%	-5.72%	-1.87%	January 1, 1997
American Century Large Company Value – Service Class (3)	27.00%	N/A	-2.06%	May 1, 2001
Capital Guardian Global – Service Class	35.70%	2.85%	3.28%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	34.61%	N/A	-1.03%	October 9, 2000
Capital Guardian Value – Service Class	32.59%	1.53%	8.81%	May 27, 1993
Clarion Real Estate Securities – Service Class	33.85%	12.54%	7.66%	May 1, 1998
Great Companies – AmericaSM – Service Class	22.92%	N/A	-1.82%	May 1, 2000
Great Companies – TechnologySM – Service Class(4)	49.25%	N/A	-23.39%	May 1, 2000
Janus Growth – Service Class	30.22%	-2.32%	-1.17%	October 2, 1986
Jennison Growth – Service Class	27.00%	-9.00%	-4.02%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	27.14%	-3.54%	4.18%	May 1, 1997
Marsico Growth – Service Class(5)	24.59%	N/A	-4.43%	May 3, 1999
Mercury Large Cap Value – Service Class(6)	28.01%	4.74%	6.57%	May 1, 1996
MFS High Yield – Service Class	16.19%	3.03%	1.97%	June 1, 1998
PIMCO Total Return – Service Class	3.44%	N/A	5.15%	May 1, 2002
Salomon All Cap – Service Class	33.27%	N/A	6.19%	May 3, 1999
Templeton Great Companies Global – Service Class(7)	24.62%	N/A	-11.32%	September 1, 2000
Transamerica Balanced – Service Class(8)	12.21%	N/A	3.20%	May 1, 2002
Transamerica Convertible Securities – Service Class	21.95%	N/A	7.31%	May 1, 2002
Transamerica Equity – Service Class (9)	29.35%	-0.62%	14.82%	February 26, 1969
Transamerica Growth Opportunities – Service Class (10)	29.19%	N/A	7.28%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	1.50%	2.96%	4.15%	May 13, 1994
T. Rowe Price Equity Income – Service Class	23.81%	3.80%	10.59%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	28.89%	0.45%	11.38%	January 3, 1995
T. Rowe Price Small Cap – Service Class	38.34%	N/A	1.81%	May 3, 1999
Van Kampen Active International Allocation – Service Class	31.09%	-3.13%	1.16%	April 8, 1991
Van Kampen Large Cap Core – Service Class(11)	19.32%	0.72%	6.47%	April 8, 1991
Van Kampen Emerging Growth – Service Class	26.31%	-1.26%	8.89%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	31.58%	N/A	1.32%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(12)	27.53%	-2.08%	6.43%	May 5, 1993
AllianceBernstein Growth & Income Portfolio – Class B	30.49%	N/A	2.54%	June 1, 1999
AllianceBernstein Premier Growth Portfolio – Class B	21.78%	N/A	-9.95%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(13)	33.04%	-2.68%	7.02%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(13)	22.09%	-1.78%	8.43%	September 13, 1993
JPMorgan Bond Portfolio	0.21%	N/A	33.53%	December 31, 1994
JPMorgan International Equity Portfolio	30.77%	N/A	27.35%	December 31, 1994
JPMorgan Mid Cap Value Portfolio	27.99%	N/A	16.67%	October 1, 2001
JPMorgan Small Company Portfolio	34.27%	N/A	32.66%	December 31, 1994
JPMorgan US Large Cap Core Equity Portfolio	26.52%	N/A	31.27%	December 31, 1994
MFS New Discovery Series – Service Class(14)	31.72%	-0.17%	-0.30%	May 1, 1998
MFS Total Return Series – Service Class(14)	14.52%	4.16%	9.73%	January 3, 1995
MTB Large-Cap Growth Fund II – Class VA	15.86%	N/A	-2.55%	May 31, 2002
MTB Large-Cap Value Fund II – Class VA	31.78%	N/A	0.60%	May 31, 2002
MTB Managed Allocation – Moderate Growth Fund II – Class VA	15.82%	N/A	5.45%	June 30, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2(15)	26.55%	1.87%	12.28%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(15)	28.36%	1.86%	9.24%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(15)	30.84%	-2.86%	8.01%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(15)	36.48%	17.35%	18.02%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	55.35%	N/A	11.45%	February 25, 2002

53

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Formerly known as American Century Income & Growth.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

(12)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(13)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(14)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(15)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the prospectuses for the underlying portfolios.)

54

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV343 101 90 396 (Policy Form)	January 1997
AE 1138 1199 (endorsement - DCA)	November 1999

Product Feature	AV343 101 90 396 and AE 1138 1199
Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%
Asset Rebalancing	Yes
Death Proceeds	Greatest of (a) policy value and (b) guaranteed minimum death benefit.
Distribution Financing Charge	N/A
Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)
Dollar Cost Averaging Fixed Account Option	Yes
Service Charge	Assessed either on a policy anniversary or on surrender; waived if your policy value or the sum of your premium(s), less all partial surrenders, is at least $50,000.

55

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

to the

Prospectus dated May 1, 2004

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer which would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Transamerica Landmark NY Variable Annuity dated May 1, 2004

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2004

To The

Prospectus Dated May 1, 2004

An optional “Liquidity Rider” is available for the Transamerica Landmark NY Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Financial Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,170	$1,984	$2,714	$4,565
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$445	$1,343	$2,250	$4,565

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

2

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A Standard Average Annual Total Returns (Assuming A Surrender Charge and Liquidity Rider)
Annual Step-Up Death Benefit
(Total Separate Account Annual Expenses: 1.95%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation - Growth Portfolio – Service Class	22.52%	N/A	-2.69%	May 1, 2002
Asset Allocation - Conservative Portfolio – Service Class	14.05%	N/A	0.15%	May 1, 2002
Asset Allocation - Moderate Portfolio – Service Class	16.12%	N/A	-0.91%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Service Class	18.67%	N/A	-1.82%	May 1, 2002
American Century International – Service Class	17.08%	N/A	-11.75%	May 1, 2001
American Century Large Company Value – Service Class(2)	20.38%	N/A	-5.18%	May 1, 2001
Capital Guardian Global – Service Class	29.72%	N/A	-1.55%	June 21, 1999
Capital Guardian U.S. Equity – Service Class(3)	28.55%	N/A	-3.41%	October 9, 2000
Capital Guardian Value – Service Class	26.38%	0.19%	8.84%	January 1, 1995
Clarion Real Estate Securities – Service Class	27.74%	N/A	9.87%	May 1, 2002
Great Companies – AmericaSM – Service Class	16.00%	N/A	-5.31%	May 1, 2001
Great Companies – TechnologySM – Service Class (4)	44.26%	N/A	-15.96%	May 1, 2001
Janus Growth – Service Class	23.84%	-9.03%	8.15%	January 1, 1995
Jennison Growth – Service Class	20.38%	-10.67%	-4.65%	December 13, 1996
J.P. Morgan Enhanced Index – Service Class	20.53%	-5.01%	3.25%	May 1, 1997
Marsico Growth – Service Class(5)	17.79%	N/A	-11.71%	May 1, 2000
Mercury Large Cap Value – Service Class(6)	21.47%	N/A	1.36%	May 1, 2000
MFS High Yield – Service Class	8.78%	N/A	1.08%	June 21, 1999
PIMCO Total Return – Service Class	-4.34%	N/A	0.27%	May 1, 2002
Salomon All Cap – Service Class	27.11%	N/A	-1.46%	May 1, 2000
Templeton Great Companies Global – Service Class(7)	17.83%	N/A	-11.25%	October 9, 2000
Transamerica Balanced – Service Class(8)	4.50%	N/A	-1.72%	May 1, 2002
Transamerica Convertible Securities – Service Class	14.96%	N/A	2.55%	May 1, 2002
Transamerica Equity – Service Class(9)	22.90%	N/A	-13.09%	May 1, 2000
Transamerica Growth Opportunities – Service Class(10)	22.74%	N/A	4.68%	May 1, 2001
Transamerica U.S. Government Securities – Service Class	-6.28%	1.67%	3.20%	June 16, 1995
T. Rowe Price Equity Income – Service Class	16.96%	2.56%	9.11%	June 28, 1995
T. Rowe Price Growth Stock – Service Class	22.41%	-0.91%	9.38%	April 28, 1995
T. Rowe Price Small Cap – Service Class	32.56%	N/A	-9.95%	May 1, 2000
Van Kampen Active International Allocation – Service Class	24.78%	-4.59%	1.50%	January 1, 1995
Van Kampen Large Cap Core – Service Class (11)	12.14%	-0.63%	7.36%	January 1, 1995
Van Kampen Emerging Growth – Service Class	19.63%	N/A	-17.60%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	25.86%	N/A	-4.67%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	21.48%	N/A	-3.80%	May 1, 2002
AllianceBernstein Growth & Income Portfolio – Class B	24.68%	N/A	-5.49%	May 1, 2001
AllianceBernstein Premier Growth Portfolio – Class B	15.29%	N/A	-15.16%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	27.43%	N/A	-27.21%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	15.63%	N/A	-16.97%	October 9, 2000

3

TABLE 1 – A (continued…) Standard Average Annual Total Returns (Assuming A Surrender Charge and Liquidity Rider)
Annual Step-Up Death Benefit
(Total Separate Account Annual Expenses: 1.95%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception(1)	Subaccount Inception Date
JPMorgan Bond Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan International Equity Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Mid Cap Value Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan Small Company Portfolio	N/A	N/A	N/A	May 1, 2004
JPMorgan US Large Cap Core Equity Portfolio	N/A	N/A	N/A	May 1, 2004
MFS New Discovery Series – Service Class	26.01%	N/A	-5.50%	May 1, 2002
MFS Total Return Series – Service Class	7.45%	N/A	-1.40%	May 1, 2002
MTB Large-Cap Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Large-Cap Value Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
MTB Managed Allocation – Moderate Growth Fund II – Class VA	N/A	N/A	N/A	May 1, 2004
Fidelity - VIP Contrafund® Portfolio – Service Class 2	20.43%	N/A	-4.68%	May 1, 2000
Fidelity - VIP Equity-Income Portfolio – Service Class 2	22.38%	N/A	0.05%	May 1, 2000
Fidelity - VIP Growth Portfolio– Service Class 2	25.06%	N/A	-11.88%	May 1, 2001
Fidelity - VIP Mid Cap Portfolio – Service Class 2	31.14%	N/A	5.86%	May 1, 2000
Fidelity - VIP Value Strategies – Service Class 2	51.49%	N/A	5.48%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Formerly known as American Century Income & Growth

(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(4)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities was merged into Great Companies – TechnologySM.

(5)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as PBHG/NWQ Value Select.

(7)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(8)	Formerly known as Janus Balanced and formerly subadvised by Janus Capital Management LLC.

(9)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(10)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(11)	Formerly known as Van Kampen Asset Allocation.

4

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued by

Transamerica Financial Life Insurance Company

Supplement dated May 1, 2004

to the

Prospectus dated May 1, 2004

An optional “premium enhancement” rider is available at the time you purchase your policy subject to certain issue age limitations. If you elect this rider, each premium payment will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. There is an extra charge for this rider.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available for all policies at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Optional Separate Account Expenses:
Premium Enhancement Rider(1)	0.45%

Example(2)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,340	$1,971	$2,693	$4,524
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$440	$1,328	$2,228	$4,524

(1)	The premium enhancement rider fee is only deducted during the first nine policy years.

(2)	This Example assumes that you elect the “premium enhancement” rider and that you elect other options and features with the highest combination of total charges. The Example does not reflect the cost for any other optional features offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you purchase your policy (age limitations may apply). If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off). This could also happen if the market does not perform well enough to offset the additional costs associated with the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.45% of the assets in each subaccount, but this fee is only deducted for the first nine policy years. In addition to this fee, the surrender charge is higher and lasts longer if you elect this rider. In addition to the rider fee, Transamerica may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
more than 10	0%

Other. If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

4 Manhattanville Road

Purchase, New York 10577

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark NY Variable Annuity offered by Transamerica Financial Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division—Variable Annuity Dept., P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2004

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office—Transamerica Financial Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than 10 days after the last day of the policy month following the month after the annuitant attains age 90, or 10 years from the policy date. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The policy value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

3

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—The policy form refers to this as “annuity purchase value.” The value in the policy that may be used to purchase a stream of annuity payments. On or before the annuity commencement date, this is an amount equal to:

•	premium payments; minus

•	partial surrenders taken; plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy become effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary for policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the policy value or $30.

Service Office—Financial Markets Division—Variable Annuity Dept., 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

4

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

5

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be

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deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required, or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the

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subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

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Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender in the guaranteed minimum death benefit is the gross withdrawal times [(a) divided by (b)] where:

(a)	is the amount of the death benefit prior to the excess partial surrender; and

(b)	is the policy value prior to the excess partial surrender.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in policy value due to excess partial surrender = 10,000 + 600
$23,400	adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	new policy value (after surrender) = 50,000 - 5,000 - 10,600

Summary:

Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in policy value	= $	15,600

Note, the guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death benefit proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender—(amount subject to surrender charge)
$450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in policy value due to excess partial surrender = 7,500 + 450
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new policy value (after surrender) = 75,000 - 7,500 - 7,950

Summary:

Reduction in the guaranteed minimum death benefit	= $	15,450
Reduction in policy value	= $	15,450

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

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Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

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Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary

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beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

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Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA

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offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated

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investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the

17

valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and policy year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor	=	(A + B - C) - E
D

Where:	A	=	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

	B	=	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

	C	=	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

	D	=	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

	E	=	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
On a daily basis = 0.0000353875

Then, the net investment factor	=	(11.57 + 0 - 0) - 0.0000353875 = Z = 1.0148768932
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A	=	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

	B	=	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

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Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

19

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where:	A	=	Annuity unit value for the immediately preceding valuation period.
Assume = $ X

	B	=	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

	C	=	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
Assume = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment	=	A * B
$1,000

Where:	A	=	The policy value as of the annuity commencement date.
Assume .= $ X

	B	=	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume .= $Y

Then, the first monthly variable annuity payment	=	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where:	A	=	The dollar amount of the first monthly variable annuity payment.
Assume .= $ X

	B	=	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume .= $Y

Then, the number of annuity units	=	$X = Z
$Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium surrendered based on the policy year since payment of the premium. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

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The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 - 1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the

22

periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the policies is continuous and we do not anticipate discontinuing the offering of the policies, however, we reserve the right to do so.

24

Our affiliate, AFSG Securities Corporation (“AFSG”), serves as principal underwriter for the policies. AFSG was incorporated in Pennsylvania, and its home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. AFSG, like us, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as broker-dealer with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 and, as necessary, with the securities commissions in the states in which it operates, and is a member of NASD, Inc. The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws that have entered into selling agreement with AFSG. The policies are sold through registered representatives of the selling firms who are appointed as our insurance agents. Commissions are paid to the selling firms under their respective agreements with AFSG.

During 2003, 2002, and 2001 the amount paid to AFSG and/or the selling firms for their services regarding the policies was $26,679.93, $53,876.19, and $221,572.17 respectively. AFSG passes through commissions it receives to the selling firms for their respective sales, and does not retain any portion of those commissions in return for its services as principal underwriter of the policies. However, under the agreement between us and AFSG, we pay AFSG’s operating and other expenses.

We and/or AFSG may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm and its representatives. We and/or AFSG may make payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

25

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity contract owners as of December 31, 2003, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the

26

prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA BNY, which are available for investment by the Transamerica Landmark NY Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

27

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each underlying fund subaccount from the date of inception are shown in the following tables.

Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(1) 2003	$1.000000	$1.031475	0.000
Asset Allocation – Growth Portfolio – Service Class(1) 2003	$1.000000	$1.047313	0.0000
Asset Allocation – Moderate Portfolio – Service Class(1) 2003	$1.000000	$1.034952	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(1) 2003	$1.000000	$1.041486	0.000
Alger Aggressive Growth – Service Class(2)a 2003	$1.000000	$1.007005	0.000
American Century International – Service Class(3) 2003	$1.000000	$1.066764	0.000
American Century Large Company Value – Service Class(3)b 2003	$1.000000	1.058705	0.000
BlackRock Global Science & Technology Opportunities – Service Class(1)c 2003	$1.000000	$1.010263	0.000
BlackRock Mid Cap Growth – Service Class(1)a 2003	$1.000000	$1.032749	0.000
Capital Guardian Global – Service Class(4) 2003	$1.000000	$1.065807	0.000
Capital Guardian U.S. Equity – Service Class(5)d 2003	$1.000000	$1.051553	0.000
Capital Guardian Value – Service Class(6) 2003	$1.000000	$1.071304	0.000
Clarion Real Estate Securities – Service Class(1) 2003	$1.000000	$1.074880	0.000
Great Companies – AmericaSM – Service Class(3) 2003	$1.000000	$1.051939	0.000
Great Companies – TechnologySM – Service Class(3)c 2003	$1.000000	$1.023018	0.000
Janus Growth – Service Class(6) 2003	$1.000000	$1.042188	0.000
Jennison Growth – Service Class(7) 2003	$1.000000	$1.029556	0.000
J.P. Morgan Enhanced Index – Service Class(8) 2003	$1.000000	$1.057615	0.000
Marsico Growth – Service Class(2)e 2003	$1.000000	$1.003164	0.000
Mercury Large Cap Value – Service Class(2)f 2003	$1.000000	$1.082819	0.000
MFS High Yield – Service Class(4) 2003	$1.000000	$1.032077	0.000
PBHG Mid Cap Growth – Service Class(2)g 2003	$1.000000	$0.948888	0.000

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Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
PIMCO Total Return – Service Class(1) 2003	$1.000000	$1.013806	0.000
Salomon All Cap – Service Class(2) 2003	$1.000000	$1.054491	0.000
Templeton Great Companies Global – Service Class(5)h 2003	$1.000000	$1.060617	0.000
Transamerica Balanced – Service Class(1)i 2003	$1.000000	$1.031670	0.000
Transamerica Convertible Securities – Service Class(1) 2003	$1.000000	$1.020318	0.000
Transamerica Equity – Service Class(2)a 2003	$1.000000	$1.040034	0.000
Transamerica Growth Opportunities – Service Class(3)g 2003	$1.000000	$1.034365	0.000
Transamerica Money Market – Service Class(6) 2003	$1.000000	$0.997975	0.000
Transamerica U.S. Government Securities – Service Class(9) 2003	$1.000000	$1.010033	0.000
T. Rowe Price Equity-Income – Service Class(10) 2003	$1.000000	$1.064894	0.000
T. Rowe Price Growth Stock – Service Class(11) 2003	$1.000000	$1.053400	0.000
T. Rowe Price Small Cap – Service Class(2) 2000	$1.000000	$1.015430	0.000
Van Kampen Active International Allocation – Service Class(6) 2003	$1.000000	$1.098299	0.000
Van Kampen Emerging Growth – Service Class(3) 2003	$1.000000	$0.991877	0.000
Van Kampen Large Cap Core – Service Class(6)j 2003	$1.000000	$1.039475	0.000
AIM V.I. Basic Value Fund – Series II(1) 2003	$1.000000	$1.260152	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.209842	0.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003	$1.000000	$1.224207	0.000
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003	$1.000000	$1.140633	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.289799	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.179152	0.000
MFS New Discovery Series – Service Class(1) 2003	$1.000000	$1.281338	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.117863	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003	$1.000000	$1.244755	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003	$1.000000	$1.224303	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003	$1.000000	$1.240368	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003	$1.000000	$1.353371	0.000

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Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003	$1.000000	$1.450821	0.000
Asset Allocation – Conservative Portfolio – Initial Class(1) 2003	$1.000000	$1.177668	0.000
Asset Allocation – Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.233465	0.000
Asset Allocation – Moderate Portfolio – Initial Class(1) 2003	$1.000000	$1.190153	0.000
Asset Allocation – Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.208053	0.000
Alger Aggressive Growth – Initial Class(2)a 2003	$1.000000	$1.244997	0.000
American Century International – Initial Class(3) 2003	$1.000000	$1.204089	0.000
American Century Large Company Value – Initial Class(3)b 2003	$1.000000	$1.203525	0.000
BlackRock Global Science & Technology Opportunities – Initial Class(1)c 2003	$1.000000	$1.392509	0.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003	$1.000000	$1.225770	0.000
Capital Guardian Global – Initial Class(4) 2003	$1.000000	$1.295258	0.000
Capital Guardian U.S. Equity – Initial Class(5)d 2003	$1.000000	$1.270172	0.000
Capital Guardian Value – Initial Class(6) 2003	$1.000000	$1.262050	0.000
Clarion Real Estate Securities – Initial Class(1) 2003	$1.000000	$1.359907	0.000
Great Companies – AmericaSM – Initial Class(3) 2003	$1.000000	$1.171037	0.000
Great Companies – TechnologySM – Initial Class(3)c 2003	$1.000000	$1.346290	0.000
Janus Growth – Initial Class(6) 2003	$1.000000	$1.228773	0.000
Jennison Growth – Initial Class(7) 2003	$1.000000	$1.201055	0.000
J.P. Morgan Enhanced Index – Initial Class(8) 2003	$1.000000	$1.203874	0.000
Marsico Growth – Initial Class(2)e 2003	$1.000000	$1.190396	0.000
Mercury Large Cap Value – Initial Class(2)f 2003	$1.000000	$1.203821	0.000
MFS High Yield – Initial Class(4) 2003	$1.000000	$1.141066	0.000
PBHG Mid Cap Growth – Initial Class(2)g 2003	$1.000000	$1.218947	0.000
PIMCO Total Return – Initial Class(1) 2003	$1.000000	$1.033571	0.000
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.243238	0.000
Templeton Great Companies Global – Initial Class(5)h 2003	$1.000000	$1.180561	0.000
Transamerica Balanced – Initial Class(1)i 2003	$1.000000	$1.100357	0.000

30

Total Separate Account Annual Expenses: 1.75%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Convertible Securities – Initial Class(1) 2003	$1.000000	$1.183098	0.000
Transamerica Equity – Initial Class(2)a 2003	$1.000000	$1.228774	0.000
Transamerica Growth Opportunities – Initial Class(3)g 2001	$1.000000	$1.266571	0.000
Transamerica Money Market – Initial Class(6) 2003	$1.000000	$0.990402	0.000
Transamerica U.S. Government Securities – Initial Class(9) 2003	$1.000000	$1.018170	0.000
T. Rowe Price Equity-Income – Initial Class(10) 2003	$1.000000	$1.179524	0.000
T. Rowe Price Growth Stock – Initial Class(11) 2003	$1.000000	$1.224267	0.000
T. Rowe Price Small Cap – Initial Class(2) 2000	$1.000000	$1.335517	0.000
Van Kampen Active International Allocation – Initial Class(6) 2003	$1.000000	$1.285755	0.000
Van Kampen Emerging Growth – Initial Class(3) 2003	$1.000000	$1.197654	0.000
Van Kampen Large Cap Core – Initial Class(6)j 2003	$1.000000	$1.144444	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	Formerly known as American Century Income & Growth.

(c)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(d)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(e)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(f)	Formerly known as PBHG/NWQ Value Select.

(g)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(h)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies

31

Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(i)	Formerly known as Janus Balanced.

(j)	Formerly known as Van Kampen Asset Allocation.

32

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio – Initial Class(1) 2003 2002	$ $	0.896108 1.000000	$ $	1.084641 0.896108	0.000 100.000
Asset Allocation - Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.804600 1.000000	$ $	1.036347 0.804600	32,495.131 100.000
Asset Allocation - Moderate Portfolio – Initial Class(1) 2003 2002	$ $	0.804600 1.000000	$ $	1.066862 0.867636	0.000 100.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.839081 1.000000	$ $	1.050773 0.839081	3,283.334 100.000
Alger Aggressive Growth – Initial Class(2)a 2003 2002 2001 2000	$ $ $ $	0.370627 0.573708 0.697419 1.000000	$ $ $ $	0.492646 0.370627 0.573708 0.697419	194,403.426 178,476.884 120,690.375 65,681.407
American Century International – Initial Class(3)b 2003 2002 2001	$ $ $	0.639197 0.832379 1.000000	$ $ $	0.788649 0.639197 0.832379	1,487.8205 999.092 1,000.000
American Century Large Company Value – Initial Class(3)c 2003 2002 2001	$ $ $	0.744847 0.938285 1.000000	$ $ $	0.944663 0.744847 0.938285	4,902.8259 5,905.982 5,911.128
BlackRock Global Science & Technology Opportunities – Initial Class(1)d 2003 2002	$ $	0.715409 1.000000	$ $	1.071069 0.715409	48,743.589 100.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003 2002	$ $	0.757342 1.000000	$ $	0.964613 0.757342	89,624.118 100.000
Capital Guardian Global – Initial Class(4) 2003 2002 2001 2000 1999	$ $ $ $ $	0.891692 1.125133 1.274775 1.530432 1.000000	$ $ $ $ $	1.208296 0.891692 1.125133 1.274775 1.530432	113,043.815 69,924.721 95,975.582 93,921.969 8,817.278
Capital Guardian U.S. Equity – Initial Class(5)e 2003 2002 2001 2000	$ $ $ $	0.631386 0.841423 0.884476 1.000000	$ $ $ $	0.848695 0.631386 0.841423 0.884476	5,538.360 6,678.832 6,684.646 1,138.031
Capital Guardian Value – Initial Class(6) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.796659 2.300746 2.191158 2.107532 2.207657 2.022644	$ $ $ $ $ $	2.381070 1.796659 2.300746 2.191158 2.107532 2.207657	246,047.966 258,960.664 270,419.710 242,351.466 173,486.830 106,211.103
Clarion Real Estate Securities – Initial Class(1) 2003 2002	$ $	0.929213 1.000000	$ $	1.242059 0.929213	4,732.749 5,175.844
Gabelli Global Growth – Initial Class(5)b 2002 2001 2000	$ $ $	0.830048 0.937847 1.000000	$ $ $ $	0.685671 0.684125 0.830048 0.937848	0.000 2,366.609 2,377.373 1,000.000

33

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Great Companies – AmericaSM – Initial Class(3) 2003 2002 2001	$ $ $	0.767017 0.982103 1.000000	$ $ $	0.941652 0.767017 0.982103	0.000 3,201.391 1,000.000
Great Companies – TechnologySM – Initial Class(3)d 2003 2002 2001	$ $ $	0.471165 0.773226 1.000000	$ $ $	0.700395 0.471165 0.773226	0.000 999.094 1,000.000
Janus Global – Initial Class(2)i 2003 2002 2001 2000	$ $ $ $	0.430212 0.590582 0.777402 1.000000	$ $ $ $	0.522156 0.430212 0.590582 0.777402	130,484.581 134,695.869 137,835.063 142,492.795
Janus Growth – Initial Class(6) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	16.617109 24.333494 34.670168 49.862043 31.822714 19.428802	$ $ $ $ $ $	21.614333 16.617109 24.333494 34.670168 49.862043 31.822714	105,595.069 113,095.295 139,954.436 111,450.590 55,903.910 18,019.791
Jennison Growth – Initial Class(7) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.588432 0.862821 1.075789 1.235481 1.197263 1.136598	$ $ $ $ $ $	0.746188 0.588432 0.862821 1.075789 1.235481 1.197263	176,980.062 192,044.741 195,738.642 178,461.289 89,492.709 70,958.668
J.P. Morgan Enhanced Index – Initial Class(8) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.033936 1.392379 1.606561 1.831468 1.574026 1.199020	$ $ $ $ $ $	1.312864 1.033936 1.392379 1.606561 1.831468 1.574026	586,841.706 596,773.529 631,443.266 721,520.270 511,192.617 202,995.681
Marsico Growth – Initial Class(2)f 2003 2002 2001 2000	$ $ $ $	0.564189 0.774069 0.915132 1.000000	$ $ $ $	0.701926 0.564189 0.774069 0.915132	63,050.610 123,295.390 123,301.237 41,944.014
Mercury Large Cap Value – Initial Class(2)g 2003 2002 2001 2000	$ $ $ $	0.882787 1.044981 1.080814 1.000000	$ $ $ $	1.128224 0.882787 1.044981 1.080814	34,223.474 45,275.931 42,812.150 2,959.117
MFS High Yield – Initial Class(4) 2003 2002 2001 2000 1999	$ $ $ $ $	0.959844 0.954934 0.934479 1.000739 1.000000	$ $ $ $ $	1.112877 0.959844 0.954934 0.934479 1.000739	205,467.040 178,894.560 65,342.576 40,339.546 1,010.192
PBHG Mid Cap Growth – Initial Class(2)h 2003 2002 2001 2000	$ $ $ $	0.351418 0.498392 0.789965 1.000000	$ $ $ $	0.443212 0.351418 0.498392 0.789965	196,389.083 205,281.006 48,435.462 1,000.000

34

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
PIMCO Total Return – Initial Class(1) 2003 2002	$ $	1.051137 1.000000	$ $	1.085852 1.051137	106,038.954 92,820.703
Salomon All Cap – Initial Class(2) 2003 2002 2001 2000	$ $ $ $	0.768775 1.036993 1.031639 1.000000	$ $ $ $	1.023166 0.768775 1.036993 1.031639	138,158.302 51,542.560 51,746.986 19,865.045
Templeton Great Companies Global – Initial Class(5)i 2003 2002 2001 2000	$ $ $ $	0.601160 0.777811 0.949871 1.000000	$ $ $ $	0.750221 0.601160 0.777811 0.949871	0.000 998.103 999.010 1,000.000
Transamerica Balanced – Initial Class(1)j 2003 2002		$1.000000	$ $	1.053487 0.939281	0.000 100.000
Transamerica Convertible Securities – Initial Class(1) 2003 2002	$ $	0.922464 1.000000	$ $	1.123331 0.922464	2,512.159 2,777.402
Transamerica Equity – Initial Class(2)a 2003 2002 2001 2000	$ $ $ $	0.515473 0.673200 0.830010 1.000000	$ $ $ $	0.666113 0.515473 0.673200 0.830010	254,511.478 255,531.386 248,639.622 49,791.821
Transamerica Growth Opportunities – Initial Class(3)h 2003 2002 2001	$ $ $	0.933700 1.106551 1.000000	$ $ $	1.206431 0.933700 1.106551	3,005.147 6,545.703 1,000.000
Transamerica Money Market – Initial Class(6)k 2003		$1.355594		$1.344809	421,796.751
Transamerica Small/Mid Cap Value – Initial Class(6)l 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.876147 3.147350 2.481941 2.270110 1.781675 1.780884	$ $ $ $ $ $	3.525694 1.876147 3.147350 2.481941 2.270110 1.781675	267,854.289 296,499.187 298,122.905 222,186.842 92,417.541 119,463.216
Transamerica U.S. Government Securities – Initial Class(9) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	1.465892 1.406799 1.359434 1.253119 1.283673 1.231625	$ $ $ $ $ $	1.486055 1.465892 1.406799 1.359434 1.253119 1.283673	816,380.283 894,347.207 424,671.372 352,869.442 123,620.377 38,151.310
T. Rowe Price Dividend Growth – Initial Class(2)m 2002 2001 2000	$ $ $	1.014149 1.074760 1.000000	$ $ $	0.810733 1.014149 1.074760	65,244.772 39,218.763 6,902.337
T. Rowe Price Equity-Income – Initial Class(10)m 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	2.005805 2.336285 2.322307 2.099660 2.060734 1.885394	$ $ $ $ $ $	2.480657 2.005805 2.336285 2.322307 2.099660 2.060734	580,177.178 565,018.340 556,085.801 444,498.428 331,752.822 145,891.829

35

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
T. Rowe Price Growth Stock – Initial Class(11) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	2.053295 2.701515 3.049975 3.112902 2.586964 2.011973	$ $ $ $ $ $	2.643952 2.053295 2.701515 3.049975 3.112902 2.586964	654,455.626 672,750.277 765,900.531 521,078.691 380,267.267 206,657.078
T. Rowe Price Small Cap – Initial Class(2) 2003 2002 2001 2000	$ $ $ $	0.543474 0.759675 0.854538 1.000000	$ $ $ $	0.751414 0.543474 0.759675 0.854538	123,785.556 127,664.408 88,894.568 21,134.126
Van Kampen Active International Allocation – Initial Class(6) 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	0.995170 1.217188 1.604565 1.993345 1.529380 1.313338	$ $ $ $ $ $	1.301525 0.995170 1.217188 1.604565 1.993345 1.529380	331,430.212 343,155.992 394,641.026 286,553.696 113,650.831 39,361.912
Van Kampen Emerging Growth – Initial Class(3) 2003 2002 2001	$ $ $	0.530826 0.805310 1.000000	$ $ $	0.669908 0.530826 0.805310	0.000 999.090 1,000.000
Van Kampen Large Cap Core– Initial Class(6)n 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $	2.197980 2.669327 2.916927 3.148754 2.529863 2.168718	$ $ $ $ $ $	2.620788 2.197980 2.669327 2.916927 3.148754 2.529863	228,163.426 278,147.691 303,649.088 220,450.321 77,640.163 31,242.813
Van Kampen Money Market – Initial Class(6)k 2002 2001 2000 1999 1998	$ $ $ $ $	1.359341 1.331292 1.275724 1.236621 1.196982	$ $ $ $ $	1.355594 1.359341 1.331292 1.275724 1.236621	563,245.911 744,091.556 511,904.493 219,081.992 52,322.018
AIM V.I. Basic Value Fund – Series II(1) 2003 2002	$ $	0.757548 1.000000	$ $	0.994356 0.757548	0.000 100.000
AIM V.I. Capital Appreciation Fund - Series II(1) 2003 2002		$1.000000	$ $	1.008489 0.792764	23,333.109 100.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003 2002 2001	$ $ $	0.708109 0.925071 1.000000	$ $ $	0.921732 0.708109 0.925071	19,191.425 30,618.120 53,456.320
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003 2002 2001	$ $ $	0.581903 0.854462 1.000000	$ $ $	0.706925 0.581903 0.854462	0.000 999.096 1,000.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003 2002 2001 2000	$ $ $ $	0.310792 0.439076 0.738193 1.000000	$ $ $ $	0.412456 0.310792 0.439076 0.738193	60,249.305 85,796.948 33,895.136 5,266.187

36

Total Separate Account Annual Expenses: 1.55%

Subaccount	Accumulation Unit Value At Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Janus Aspen – Mid Cap Value Portfolio – Service Shares(5)o 2003 2002 2001 2000	$ $ $ $	0.679339 0.900877 0.998590 1.000000	$ $ $ $	0.944696 0.679339 0.900877 0.998590	10,146.701 36,913.674 71,562.862 27,363.900
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003 2002 2001 2000	$ $ $ $	0.494711 0.676228 0.887518 1.000000	$ $ $ $	0.602539 0.494711 0.676228 0.887518	203,633.664 207,743.633 264,617.810 6,571.469
MFS New Discovery Series – Service Class(1) 2003 2002	$ $	0.746621 1.000000	$ $	0.981034 0.746621	0.000 2,386.729
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.917149 1.000000	$ $	1.047708 0.917149	44,773.421 613.568
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.707070 0.794319 0.921627 1.000000	$ $ $ $	0.892604 0.707070 0.794319 0.921627	220,564.467 225,339.200 298,213.600 230,856.696
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.824682 1.010868 1.083236 1.000000	$ $ $ $	1.055967 0.824682 1.010868 1.083236	379,246.635 501,488.585 501,313.980 45,762.072
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003 2002 2001	$ $ $	0.595094 0.867001 1.000000	$ $ $	0.776712 0.595094 0.867001	20,864.670 9,262.178 1,000.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.547049 0.712295 0.847487 1.000000	$ $ $ $	0.697106 0.547049 0.712295 0.847487	52,506.135 49,750.455 82,395.506 50,247.247
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.937298 1.057890 1.113532 1.000000	$ $ $ $	1.276074 0.937298 1.057890 1.113532	315,275.186 316,407.900 329,109.539 234,192.708
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003 2002	$ $	0.747954 1.000000	$ $	1.159068 0.747954	5,154.947 5,983.176

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

37

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

(c)	Formerly known as American Century Income & Growth.

(d)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(e)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(f)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(g)	Formerly known as PBHG/NWQ Value Select.

(h)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(i)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(j)	Formerly known as Janus Balanced.

(k)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

(l)	Formerly known as Dreyfus Small Cap Value.

(m)	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

(n)	Formerly known as Van Kampen Asset Allocation.

(o)	As of May 1, 2003, Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

38

Total Separate Account Annual Expenses: 1.45%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(1) 2003	$1.000000	$1.031961	0.000
Asset Allocation – Growth Portfolio – Service Class(1) 2003	$1.000000	$1.047801	0.000
Asset Allocation – Moderate Portfolio – Service Class(1) 2003	$1.000000	$1.035436	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(1) 2003	$1.000000	$1.041976	0.000
Alger Aggressive Growth – Service Class(2)a 2003	$1.000000	$1.007477	0.000
American Century International – Service Class(3) 2003	$1.000000	$1.067260	0.000
American Century Large Company Value – Service Class(3)b 2003	$1.000000	$1.059204	0.000
BlackRock Global Science & Technology Opportunities – Service Class(1)c 2003	$1.000000	$1.010739	0.000
BlackRock Mid Cap Growth – Service Class(1)a 2003	$1.000000	$1.033231	0.000
Capital Guardian Global – Service Class(4) 2003	$1.000000	$1.066307	0.000
Capital Guardian U.S. Equity – Service Class(5)d 2003	$1.000000	$1.052043	0.000
Capital Guardian Value – Service Class(6) 2003	$1.000000	$1.071805	0.000
Clarion Real Estate Securities – Service Class(1) 2003	$1.000000	$1.075386	0.000
Great Companies – AmericaSM – Service Class(3) 2003	$1.000000	$1.052432	0.000
Great Companies – TechnologySM – Service Class(3)c 2003	$1.000000	$1.023496	0.000
Janus Growth – Service Class(6) 2003	$1.000000	$1.042678	0.000
Jennison Growth – Service Class(7) 2003	$1.000000	$1.030039	0.000
J.P. Morgan Enhanced Index – Service Class(8) 2003	$1.000000	$1.058113	0.000
Marsico Growth – Service Class(2)e 2003	$1.000000	$1.003633	0.000
Mercury Large Cap Value – Service Class(2)f 2003	$1.000000	$1.083322	0.000
MFS High Yield – Service Class(4) 2003	$1.000000	$1.032571	0.000
PBHG Mid Cap Growth – Service Class(2)g 2003	$1.000000	$0.949332	0.000
PIMCO Total Return – Service Class(1) 2003	$1.000000	$1.014282	0.000
Salomon All Cap – Service Class(2) 2003	$1.000000	$1.054984	0.000
Templeton Great Companies Global – Service Class(5)h 2003	$1.000000	$1.061116	0.000
Transamerica Balanced – Service Class(1)i 2003	$1.000000	$1.032150	0.000
Transamerica Convertible Securities – Service Class(1) 2003	$1.000000	$1.020793	0.000

39

Total Separate Account Annual Expenses: 1.45%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Equity – Service Class(2)a 2003	$1.000000	$1.040517	0.000
Transamerica Growth Opportunities – Service Class(3)g 2001	$1.000000	$1.034855	0.000
Transamerica Money Market – Service Class(6) 2003	$1.000000	$0.998441	0.000
Transamerica U.S. Government Securities – Service Class(9) 2003	$1.000000	$1.010507	0.000
T. Rowe Price Equity-Income – Service Class(10) 2003	$1.000000	$1.065388	0.000
T. Rowe Price Growth Stock – Service Class(11) 2003	$1.000000	$1.053890	0.000
T. Rowe Price Small Cap – Service Class(2) 2000	$1.000000	$1.015907	0.000
Van Kampen Active International Allocation – Service Class(6) 2003	$1.000000	$1.098810	0.000
Van Kampen Emerging Growth – Service Class(3) 2003	$1.000000	$0.992347	0.000
Van Kampen Large Cap Core – Service Class(6)j 2003	$1.000000	$1.039962	0.000
AIM V.I. Basic Value Fund – Series II(1) 2003	$1.000000	$1.263748	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.213285	0.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003	$1.000000	$1.227677	0.000
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003	$1.000000	$1.143893	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.293468	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.182507	0.000
MFS New Discovery Series – Service Class(1) 2003	$1.000000	$1.284975	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.121046	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003	$1.000000	$1.248297	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003	$1.000000	$1.227795	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003	$1.000000	$1.243903	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003	$1.000000	$1.357215	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003	$1.000000	$1.454966	0.000
Asset Allocation – Conservative Portfolio – Initial Class(1) 2003	$1.000000	$1.181024	0.000
Asset Allocation – Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.236971	0.000
Asset Allocation – Moderate Portfolio – Initial Class(1) 2003	$1.000000	$1.193541	0.000
Asset Allocation – Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.211497	0.000

40

Total Separate Account Annual Expenses: 1.45%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Alger Aggressive Growth – Initial Class(2)a 2003	$1.000000	$1.248541	0.000
American Century International – Initial Class(3) 2003	$1.000000	$1.207518	0.000
American Century Large Company Value – Initial Class(3)b 2003	$1.000000	$1.206954	0.000
BlackRock Global Science & Technology Opportunities – Initial Class(1)c 2003	$1.000000	$1.396470	0.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003	$1.000000	$1.229263	0.000
Capital Guardian Global – Initial Class(4) 2003	$1.000000	$1.298952	0.000
Capital Guardian U.S. Equity – Initial Class(5)d 2003	$1.000000	$1.273801	0.000
Capital Guardian Value – Initial Class(6) 2003	$1.000000	$1.265657	0.000
Clarion Real Estate Securities – Initial Class(1) 2003	$1.000000	$1.363776	0.000
Great Companies – AmericaSM – Initial Class(3) 2003	$1.000000	$1.174384	0.000
Great Companies – TechnologySM – Initial Class(3)c 2003	$1.000000	$1.350131	0.000
Janus Growth – Initial Class(6) 2003	$1.000000	$1.232287	0.000
Jennison Growth – Initial Class(7) 2003	$1.000000	$1.204482	0.000
J.P. Morgan Enhanced Index – Initial Class(8) 2003	$1.000000	$1.207295	0.000
Marsico Growth – Initial Class(2)e 2003	$1.000000	$1.192755	0.000
Mercury Large Cap Value – Initial Class(2)f 2003	$1.000000	$1.207266	0.000
MFS High Yield – Initial Class(4) 2003	$1.000000	$1.144331	0.000
PBHG Mid Cap Growth – Initial Class(2)g 2003	$1.000000	$1.222431	0.000
PIMCO Total Return – Initial Class(1) 2003	$1.000000	$1.036530	0.000
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.246778	0.000
Templeton Great Companies Global – Initial Class(5)h 2003	$1.000000	$1.183932	0.000
Transamerica Balanced – Initial Class(1)i 2003	$1.000000	$1.103501	0.000
Transamerica Convertible Securities – Initial Class(1) 2003	$1.000000	$1.186477	0.000
Transamerica Equity – Initial Class(2)a 2003	$1.000000	$1.232280	0.000
Transamerica Growth Opportunities – Initial Class(3)g 2001	$1.000000	$1.270172	0.000
Transamerica Money Market – Initial Class(6) 2003	$1.000000	$0.993229	0.000
Transamerica U.S. Government Securities – Initial Class(9) 2003	$1.000000	$1.021076	0.000

41

Total Separate Account Annual Expenses: 1.45%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity-Income – Initial Class(10) 2003	$1.000000	$1.182877	0.000
T. Rowe Price Growth Stock – Initial Class(11) 2003	$1.000000	$1.227756	0.000
T. Rowe Price Small Cap – Initial Class(2) 2000	$1.000000	$1.339310	0.000
Van Kampen Active International Allocation – Initial Class(6) 2003	$1.000000	$1.289411	0.000
Van Kampen Emerging Growth – Initial Class(3) 2003	$1.000000	$1.201064	0.000
Van Kampen Large Cap Core – Initial Class(6)j 2003	$1.000000	$1.147704	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Equity.

(b)	Formerly known as American Century Income & Growth.

(c)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(d)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(e)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(f)	Formerly known as PBHG/NWQ Value Select.

(g)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(h)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(i)	Formerly known as Janus Balanced.

(j)	Formerly known as Van Kampen Asset Allocation.

42

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Asset Allocation - Conservative Portfolio – Initial Class(1) 2003 2002	$ $	0.896994 1.000000	$ $	1.087333 0.896994	199,459.420 100.000
Asset Allocation - Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.805402 1.000000	$ $	1.038925 0.805402	11,501.972 82,601.961
Asset Allocation - Moderate Portfolio – Initial Class(1) 2003 2002	$ $	0.868490 1.000000	$ $	1.069495 0.868490	87,913.869 100.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003 2002	$ $	0.839908 1.000000	$ $	1.053363 0.839908	27,157.818 24,142.564
Alger Aggressive Growth – Initial Class(2)a 2003 2002 2001 2000	$ $ $ $	0.372085 0.575129 0.698100 1.000000	$ $ $ $	0.495324 0.372085 0.575129 0.698100	522,944.435 89,155.456 73,158.779 98,318.320
American Century International – Initial Class(3)b 2003 2002 2001	$ $ $	0.640777 0.833205 1.000000	$ $ $	0.791771 0.640777 0.833205	42,062.418 1,000.000 1,000.000
American Century Large Company – Initial Class(3)c 2003 2002 2001	$ $ $	0.746690 0.939214 1.000000	$ $ $	0.948383 0.746690 0.939214	$6,533.021 1,000.000 1,000.000
BlackRock Global Science & Technology Opportunities – Initial Class(1)d 2003 2002	$ $	0.716123 1.000000	$ $	1.073718 0.716123	9,179.918 100.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003 2002	$ $	0.758097 1.000000	$ $	0.967007 0.758097	15,167.985 2,698.824
Capital Guardian Global – Initial Class(4) 2003 2002 2001 2000 1999	$ $ $ $ $	0.898194 1.131675 1.280261 1.534754 1.000000	$ $ $ $ $	1.218897 0.898194 1.131675 1.280261 1.534754	63,244.664 64,984.862 101,101.069 101,958.300 33,757.092
Capital Guardian U.S. Equity – Initial Class(5)e 2003 2002 2001 2000	$ $ $ $	0.635616 0.845807 0.887757 1.000000	$ $ $ $	0.855645 0.635616 0.845807 0.887757	94,109.847 14,897.923 17,697.787 1,134.196
Capital Guardian Value – Initial Class(6) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903 1.045610	$ $ $ $ $ $ $ $ $	2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903	2,149,294.889 2,361,973.633 2,703,481.376 2,942,667.949 3,372,816.213 3,668,656.747 2,981,906.712 1,565,599.143 547,233.586
Clarion Real Estate Securities – Initial Class(1) 2003 2002	$ $	0.930127 1.000000	$ $	1.245119 0.930127	23,496.127 10,792.126

43

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Gabelli Global Growth(5)b 2002 2001 2000	$ $ $	0.831562 0.938154 1.000000	$ $ $	0.686395 0.831562 0.938154	27,657.957 10,377.652 1,000.000
Great Companies – AmericaSM – Initial Class(3) 2003 2002 2001	$ $ $	0.768919 0.983081 1.000000	$ $ $	0.945383 0.768919 0.983081	23,171.662 97,915.402 5,004.640
Great Companies – TechnologySM – Initial Class(3)d 2003 2002 2001	$ $ $	0.472335 0.773994 1.000000	$ $ $	0.703168 0.472335 0.773994	0.000 1,000.000 1,000.000
Janus Global – Initial Class(2)I 2003 2002 2001 2000	$ $ $ $	0.431915 0.592046 0.778173 1.000000	$ $ $ $	0.524999 0.431915 0.592046 0.778173	71,402.392 72,408.761 59,115.105 57,901.198
Janus Growth – Initial Class(6) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843 10.051117	$ $ $ $ $ $ $ $ $	21.826719 16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843	378,878.138 431,962.741 545,098.523 668,231.046 644,989.894 636,917.148 557,897.978 306,855.075 97,436.321
Jennison Growth – Initial Class(7) 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $	0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355 1.000000	$ $ $ $ $ $ $ $	0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355	618,843.061 637,295.701 742,226.032 905,807.804 931,919.689 886,891.881 869,832.105 178,913.412
J.P. Morgan Enhanced Index – Initial Class(8) 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $	1.042538 1.401905 1.615156 1.838549 1.577775 1.217647 1.000000	$ $ $ $ $ $ $	1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647	908,020.982 1,017,832.804 1,221,300.338 1,429,599.315 1,383,754.938 1,007,218.727 422,227.210
Marsico Growth – Initial Class(2)f 2003 2002 2001 2000	$ $ $ $	0.566427 0.775980 0.916033 1.000000	$ $ $ $	0.705753 0.566427 0.775980 0.916033	32,575.714 33,575.714 37,898.641 34,329.508
Mercury Large Cap Value – Initial Class (2)g 2003 2002 2001 2000	$ $ $ $	0.886287 1.047563 1.081878 1.000000	$ $ $ $	1.134367 0.886287 1.047563 1.081878	124,141.437 123,900.004 132,519.936 10,618.266

44

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
MFS High Yield – Initial Class(4) 2003 2002 2001 2000 1999	$ $ $ $ $	0.966374 0.960010 0.938048 1.003083 1.000000	$ $ $ $ $	1.122105 0.966374 0.960010 0.938048 1.003083	149,102.738 154,251.509 58,795.205 48,790.996 1,008.622
PBHG Mid Cap Growth – Initial Class(2)h 2003 2002 2001 2000	$ $ $ $	0.352803 0.499618 0.790745 1.000000	$ $ $ $	0.445617 0.352803 0.499618 0.790745	10,609.915 11,622.969 27,048.263 25,273.784
PIMCO Total Return – Initial Class(1) 2003 2002	$ $	1.052178 1.000000	$ $	1.088527 1.052178	386,471.227 383,720.149
Salomon All Cap – Initial Class(2) 2003 2002 2001 2000	$ $ $ $	0.771838 1.039580 1.032666 1.000000	$ $ $ $	1.028766 0.771838 1.039580 1.032666	42,076.741 49,910.091 49,657.806 1,686.226
Templeton Great Companies Global – Initial Class(5)i 2003 2002 2001 2000	$ $ $ $	0.603147 0.779219 0.950187 1.000000	$ $ $ $	0.753804 0.603147 0.779219 0.950187	0.000 1,000.000 1,000.000 1,000.000
Transamerica Balanced – Initial Class(1)j 2003 2002	$ $	0.940213 1.000000	$ $	1.056091 0.940213	0.000 100.000
Transamerica Convertible Securities – Initial Class(1) 2003 2002	$ $	0.923378 1.000000	$ $	1.126105 0.923378	13,140.981 11,065.844
Transamerica Equity – Initial Class(2)a 2003 2002 2001 2000	$ $ $ $	0.517494 0.674851 0.830824 1.000000	$ $ $ $	0.669708 0.517494 0.674851 0.830824	132,579.593 117,106.701 96,252.191 88,147.489
Transamerica Growth Opportunities – Initial Class(3)h 2003 2002 2001	$ $ $	0.936005 1.107646 1.000000	$ $ $	1.211201 0.936005 1.107646	133,896.149 134,919.511 1,000.000
Transamerica Money Market – Initial Class(6)k 2003		$1.366869		$1.357996	1,143,409.671
Transamerica Small/Mid Cap Value – Initial Class(6)l 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843 1.072941	$ $ $ $ $ $ $ $ $	3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843	1,752,100.373 2,147,804.326 2,453,322.243 2,608,817.288 2,799,571.395 2,915,575.262 2,294,637.110 1,239,443.264 535,283.029

45

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Transamerica U.S. Government Securities – Initial Class(9) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292 0.985803	$ $ $ $ $ $ $ $ $	1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292	1,552,789.484 1,962,714.074 1,968,528.325 1,554,234.423 1,896,613.591 1,728,824.679 1,093,934.793 589,779.900 204,813.593
T. Rowe Price Dividend Growth – Initial Class(2)m 2002 2001 2000	$ $ $	1.016662 1.075818 1.000000	$ $ $	0.813944 1.016662 1.075818	3,989.594 7,906.048 1,000.000
T. Rowe Price Equity Income – Initial Class(10)m 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240 1.000000	$ $ $ $ $ $ $ $ $	2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240	2,486,595.007 2,857,572.013 3,162,905.128 3,247,832.477 3,519,301.115 3,702,824.740 2,982,510.532 1,387,607.312 293,619.530
T. Rowe Price Growth Stock – Initial Class(11) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	2.070419 2.719986 3.066258 3.124914 2.593121 2.043480 1.611613 1.353339 1.000000	$ $ $ $ $ $ $ $ $	2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043480 1.611613 1.353339	1,691,588.750 1,906,012.888 2,283,936.576 2,782,793.077 2,752,366.635 2,640,487.984 1,925,118.021 964,658.085 189,613.999
T. Rowe Price Small Cap – Initial Class(2) 2003 2002 2001 2000	$ $ $ $	0.545628 0.761551 0.855380 1.000000	$ $ $ $	0.755520 0.545628 0.761551 0.855380	158,305.441 73,045.174 6,025.517 1,757.364
Van Kampen Active International Allocation – Initial Class(6) 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039 1.073958	$ $ $ $ $ $ $ $ $	1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039	2,642,121.100 3,157,457.821 4,208,992.979 4,746,109.126 4,799,569.572 4,958,037.992 4,334,553.810 2,084,832.841 681,093.799
Van Kampen Emerging Growth – Initial Class(3) 2003 2002 2001	$ $ $	0.532132 0.806099 1.000000	$ $ $	0.672550 0.532132 0.806099	63,216.020 1,000.000 1,000.000

46

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Van Kampen Large Cap Core – Initial Class(6)n 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $	2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873 1.301669	$ $ $ $ $ $ $ $ $	2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873	1,423,807.467 1,714,512.629 1,870,569.520 2,115,478.033 2,173,009.491 2,197,971.735 1,871,808.286 1,123,469.170 607,869.454
Van Kampen Money Market – Initial Class(6)k 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $	1.368631 1.338389 1.280646 1.239556 1.196418 1.154219 1.115718 1.072424	$ $ $ $ $ $ $ $	1.366869 1.368631 1.338389 1.280646 1.239556 1.196418 1.154219 1.115718	1,311,713.385 1,113,209.325 1,126,860.366 1,064,268.075 1,017,991.339 611,981.762 665,174.123 271,034.756
AIM V.I. Basic Value Fund – Series II(1) 2003 2002	$ $	0.758298 1.000000	$ $	0.996809 0.758298	27,425.725 100.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003 2002	$ $	0.793548 1.000000	$ $	1.010990 0.793548	2,084.819 2,188.206
AllianceBernstein Growth & Income – Class B(3) 2003 2002 2001	$ $ $	0.709849 0.925978 1.000000	$ $ $	0.925364 0.709849 0.925978	80,439.128 161,708.348 48,324.200
AllianceBernstein Premier Growth – Class B(3) 2003 2002 2001	$ $ $	0.583349 0.855309 1.000000	$ $ $	0.709730 0.583349 0.855309	0.000 1,000.000 1,000.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003 2002 2001 2000	$ $ $ $	0.284558 0.401433 0.673903 1.000000	$ $ $ $	0.378196 0.284558 0.401433 0.673903	0.000 1,095.756 1,095.756 1,095.756
Janus Aspen –Mid CapValue – Service Shares(5)o 2003 2002 2001 2000	$ $ $ $	0.681560 0.902500 0.998916 1.000000	$ $ $ $	0.949174 0.681560 0.902500 0.998916	3,814.407 4,821.920 8,459.091 5,315.487
Janus Aspen – Worldwide Growth – Service Shares(5) 2003 2002 2001 2000	$ $ $ $	0.446997 0.610114 0.799555 1.000000	$ $ $ $	0.605414 0.446997 0.610114 0.799555	10,548.286 11,557.178 11,567.884 7,121.730
MFS New Discovery Series – Service Class(1) 2003 2002	$ $	0.747360 1.000000	$ $	0.983457 0.747360	9,750.889 100.000
MFS Total Return Series – Service Class(1) 2003 2002	$ $	0.918050 1.000000	$ $	1.050284 0.918050	112,211.539 82,149.428

47

Total Separate Account Annual Expenses: 1.40%

Subaccount	Accumulation Unit Value at Beginning of Year		Accumulation Unit Value at End of Year		Number of Accumulation Units at End of Year
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.709863 0.796290 0.922538 1.000000	$ $ $ $	0.897454 0.709863 0.796290 0.922538	173,101.369 164,614.679 104,226.203 104,254.793
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.827945 1.013361 1.084290 1.000000	$ $ $ $	1.061718 0.827945 1.013361 1.084290	162,656.989 145,250.251 47,973.006 2,481.581
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003 2002 2001	$ $ $	0.596567 0.867866 1.000000	$ $ $	0.779797 0.596567 0.867866	9,521.465 10,521.465 1,000.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.549208 0.714054 0.858316 1.000000	$ $ $ $	0.700898 0.549208 0.714054 0.848316	0.000 1,000.000 10,559.045 50,514.510
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003 2002 2001 2000	$ $ $ $	0.941019 1.060517 1.114623 1.000000	$ $ $ $	1.283034 0.941019 1.060517 1.114623	320,917.226 288,722.542 73,247.471 66,129.248
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003 2002	$ $	0.748696 1.000000	$ $	1.161919 0.748696	86,362.456 73,075.863

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	As of May 1, 2003, Gabelli Global Growth was merged into American Century International.

(c)	Formerly known as American Century Income & Growth.

(d)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(e)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(f)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you

48

may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(g)	Formerly known as PBHG/NWQ Value Select.

(h)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(i)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(j)	Formerly known as Janus Balanced.

(k)	As of May 1, 2003, Van Kampen Money Market was merged into Transamerica Money Market.

(l)	Formerly known as Dreyfus Small Cap Value.

(m)	As of May 1, 2003, T. Rowe Price Dividend Growth was merged into T. Rowe Price Equity Income.

(n)	Formerly known as Van Kampen Asset Allocation.

(o)	As of May 1, 2003, Janus Aspen – Strategic Value Portfolio merged into Janus Aspen – Mid Cap Value Portfolio.

49

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Asset Allocation – Conservative Portfolio – Service Class(1) 2003	$1.000000	$1.158727	0.000
Asset Allocation – Growth Portfolio – Service Class(1) 2003	$1.000000	$1.248932	0.000
Asset Allocation – Moderate Portfolio – Service Class(1) 2003	$1.000000	$1.180666	0.000
Asset Allocation – Moderate Growth Portfolio – Service Class(1) 2003	$1.000000	$1.207772	0.000
Alger Aggressive Growth – Service Class(2)a 2003	$1.000000	$1.202856	0.000
American Century International – Service Class(3) 2003	$1.000000	$1.257247	0.000
American Century Large Company Value – Service Class(3)b 2003	$1.000000	$1.233271	0.000
BlackRock Global Science & Technology Opportunities – Service Class(1)c 2003	$1.000000	$1.416923	0.000
BlackRock Mid Cap Growth – Service Class(1)a 2003	$1.000000	$1.228072	0.000
Capital Guardian Global – Service Class(4) 2003	$1.000000	$1.312143	0.000
Capital Guardian U.S. Equity – Service Class(5)d 2003	$1.000000	$1.251112	0.000
Capital Guardian Value – Service Class(6) 2003	$1.000000	$1.284690	0.000
Clarion Real Estate Securities – Service Class(1) 2003	$1.000000	$1.269513	0.000
Great Companies – AmericaSM – Service Class(3) 2003	$1.000000	$1.166636	0.000
Great Companies – TechnologySM – Service Class(3)c 2003	$1.000000	$1.307629	0.000
Janus Growth – Service Class(6) 2003	$1.000000	$1.206254	0.000
Jennison Growth – Service Class(7) 2003	$1.000000	$1.205162	0.000
J.P. Morgan Enhanced Index – Service Class(8) 2003	$1.000000	$1.217705	0.000
Marsico Growth – Service Class(2)e 2003	$1.000000	$1.192513	0.000
Mercury Large Cap Value – Service Class(2)f 2003	$1.000000	$1.260709	0.000
MFS High Yield – Service Class(4) 2003	$1.000000	$1.086836	0.000
PBHG Mid Cap Growth – Service Class(2)g 2003	$1.000000	$1.222658	0.000
PIMCO Total Return – Service Class(1) 2003	$1.000000	$1.011723	0.000
Salomon All Cap – Service Class(2) 2003	$1.000000	$1.277605	0.000
Templeton Great Companies Global – Service Class(5)h 2003	$1.000000	$1.207910	0.000
Transamerica Balanced – Service Class(1)i 2003	$1.000000	$1.099798	0.000
Transamerica Convertible Securities – Service Class(1) 2003	$1.000000	$1.155678	0.000

50

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Transamerica Equity – Service Class(2)a 2003	$1.000000	$1.212483	0.000
Transamerica Growth Opportunities – Service Class(3)g 2001	$1.000000	$1.253265	0.000
Transamerica Money Market – Service Class(6) 2003	$1.000000	$0.994632	0.000
Transamerica U.S. Government Securities – Service Class(9) 2003	$1.000000	$0.997393	0.000
T. Rowe Price Equity-Income – Service Class(10) 2003	$1.000000	$1.218401	0.000
T. Rowe Price Growth Stock – Service Class(11) 2003	$1.000000	$1.213849	0.000
T. Rowe Price Small Cap – Service Class(2) 2000	$1.000000	$1.334243	0.000
Van Kampen Active International Allocation – Service Class(6) 2003	$1.000000	$1.315176	0.000
Van Kampen Emerging Growth – Service Class(3) 2003	$1.000000	$1.191283	0.000
Van Kampen Large Cap Core – Service Class(6)j 2003	$1.000000	$1.152270	0.000
AIM V.I. Basic Value Fund- Series II(1) 2003	$1.000000	$0.998447	0.000
AIM V.I. Capital Appreciation Fund – Series II(1) 2003	$1.000000	$1.012659	0.000
AllianceBernstein Growth & Income Portfolio – Class B(3) 2003	$1.000000	$1.028983	0.000
AllianceBernstein Premier Growth Portfolio – Class B(3) 2003	$1.000000	$0.954070	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(5) 2003	$1.000000	$1.060809	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares(5) 2003	$1.000000	$0.953700	0.000
MFS New Discovery Series – Service Class(1) 2003	$1.000000	$0.985079	0.000
MFS Total Return Series – Service Class(1) 2003	$1.000000	$1.052023	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2(2) 2003	$1.000000	$1.093234	0.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2(2) 2003	$1.000000	$1.051697	0.000
Fidelity – VIP Growth Portfolio – Service Class 2(3) 2003	$1.000000	$0.974625	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2(2) 2003	$1.000000	$1.171204	0.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2(1) 2003	$1.000000	$1.163843	0.000
Asset Allocation - Conservative Portfolio – Initial Class(1) 2003	$1.000000	$1.089116	0.000
Asset Allocation - Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.040631	0.000
Asset Allocation - Moderate Portfolio – Initial Class(1) 2003	$1.000000	$1.071274	0.000
Asset Allocation - Moderate Growth Portfolio – Initial Class(1) 2003	$1.000000	$1.055085	0.000

51

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
Alger Aggressive Growth – Initial Class(2)a 2003	$1.000000	$0.958142	0.000
American Century International – Initial Class(3) 2003	$1.000000	$0.979225	0.000
American Century Large Company Value – Initial Class(3)b 2003	$1.000000	$1.047037	0.000
BlackRock Global Science & Technology Opportunities– Initial Class(1)c 2003	$1.000000	$1.075494	$0.000
BlackRock Mid Cap Growth – Initial Class(1)a 2003	$1.000000	$0.968595	0.000
Capital Guardian Global – Initial Class(4) 2003	$1.000000	$1.098404	0.000
Capital Guardian U.S. Equity – Initial Class(5)d 2003	$1.000000	$1.067291	0.000
Capital Guardian Value – Initial Class(6) 2003	$1.000000	$1.036131	0.000
Clarion Real Estate Securities – Initial Class(1) 2003	$1.000000	$1.247170	0.000
Great Companies – AmericaSM – Initial Class(3) 2003	$1.000000	$1.039727	0.000
Great Companies – TechnologySM – Initial Class(3)c 2003	$1.000000	$1.064476	0.000
Janus Growth – Initial Class(6) 2003	$1.000000	$1.037724	0.000
Jennison Growth – Initial Class(7) 2003	$1.000000	$0.957795	0.000
J.P. Morgan Enhanced Index – Initial Class(8) 2003	$1.000000	$1.021871	0.000
Marsico Growth – Initial Class(2)e 2003	$1.000000	$1.193911	0.000
Mercury Large Cap Value – Initial Class(2)f 2003	$1.000000	$1.037373	0.000
MFS High Yield – Initial Class(4) 2003	$1.000000	$1.150343	0.000
PBHG Mid Cap Growth – Initial Class(2)g 2003	$1.000000	$0.943512	0.000
PIMCO Total Return – Initial Class(1) 2003	$1.000000	$1.090330	0.000
Salomon All Cap – Initial Class(2) 2003	$1.000000	$1.025659	0.000
Templeton Great Companies Global – Initial Class(5)h 2003	$1.000000	$1.033137	0.000
Transamerica Balanced – Initial Class(1)i 2003	$1.000000	$1.057833	0.000
Transamerica Convertible Securities – Initial Class(1) 2003	$1.000000	$1.127956	0.000
Transamerica Equity – Initial Class(2)a 2003	$1.000000	$1.091940	0.000
Transamerica Growth Opportunities – Initial Class(3)g 2003	$1.000000	$1.026868	0.000
Transamerica Money Market – Initial Class(6) 2003	$1.000000	$0.993896	0.000
Transamerica U.S. Government Securities – Initial Class(9) 2003	$1.000000	$1.059877	0.000

52

Total Separate Account Annual Expenses: 1.30%

Subaccount	Accumulation Unit Value At Beginning of Year	Accumulation Unit Value at End of Year	Number of Accumulation Units at End of Year
T. Rowe Price Equity-Income – Initial Class(10) 2003	$1.000000	$1.042793	0.000
T. Rowe Price Growth Stock – Initial Class(11) 2003	$1.000000	$1.055194	0.000
T. Rowe Price Small Cap – Initial Class(2) 2000	$1.000000	$1.031215	0.000
Van Kampen Active International Allocation – Initial Class(6) 2003	$1.000000	$1.080388	0.000
Van Kampen Emerging Growth – Initial Class(3) 2003	$1.000000	$0.915881	0.000
Van Kampen Large Cap Core – Initial Class(6)j 2003	$1.000000	$1.044706	0.000

(1)	Subaccount Inception Date May 1, 2002.

(2)	Subaccount Inception Date May 1, 2000.

(3)	Subaccount Inception Date May 1, 2001.

(4)	Subaccount Inception Date June 1, 1999.

(5)	Subaccount Inception Date October 9, 2000.

(6)	Subaccount Inception Date January 1, 1995.

(7)	Subaccount Inception Date December 13, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date June 16, 1995.

(10)	Subaccount Inception Date June 28, 1995.

(11)	Subaccount Inception Date April 28, 1995.

(a)	As of May 1, 2004, Alger Aggressive Growth and BlackRock Mid Cap Growth merged into Transamerica Equity.

(b)	Formerly known as American Century Income & Growth.

(c)	As of May 1, 2004, BlackRock Global Science & Technology Opportunities merged into Great Companies – TechnologySM.

(d)	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

(e)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(f)	Formerly known as PBHG/NWQ Value Select.

(g)	As of May 1, 2004, PBHG Mid Cap Growth merged into Transamerica Growth Opportunities.

(h)	As of September 15, 2003, Great Companies – Global[2] changed its name to Templeton Great Companies Global. As of May 1, 2004, Templeton Great Companies Global merged into Janus Global. The surviving fund will be renamed Templeton Great Companies Global and will be co-subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

(i)	Formerly known as Janus Balanced.

(j)	Formerly known as Van Kampen Asset Allocation.

53

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Years Ended December 31, 2003, 2002, and 2001

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2003, 2002, and 2001

Report of Independent Auditors

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (formerly known as AUSA Life Insurance Company, Inc.) (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the “separate account assets” and “separate account liabilities” included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Financial Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related statutory-basis financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Financial Life Insurance Company changed its accounting policy for derivative instruments.

As discussed in Note 2 to the financial statements, in 2002 and 2001 Transamerica Financial Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 13, 2004

2

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2003	2002
		Restated
Admitted assets
Cash and invested assets:
Bonds	$6,396,256	$6,186,513
Stocks:
Redeemable preferred	5,319	4,306
Common, at market (cost: $25,968 in 2003 and $30,280 in 2002)	33,833	32,407
Mortgage loans on real estate	615,560	448,966
Real estate	—	239
Policy loans	42,632	39,909
Receivable for securities	31,582	—
Short-term notes receivable from affiliates	25,000	81,300
Cash and short-term investments	165,019	359,807
Other invested assets	40,892	28,641

Total cash and invested assets	7,356,093	7,182,088
Premiums deferred and uncollected	85,002	68,515
Accrued investment income	90,701	93,755
Federal and foreign income tax recoverable	6,882	3,092
Net deferred income tax asset	24,480	42,399
Reinsurance receivable	42,483	24,168
Other admitted assets	14,899	13,391
Separate account assets	7,189,422	6,534,797

Total admitted assets	$14,809,962	$13,964,751

3

	December 31
	2003	2002
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$634,733	$621,060
Annuity	5,727,947	5,481,865
Accident and health	28,386	23,382
Policy and contract claim reserves:
Life	45,646	28,323
Accident and health	15,726	4,900
Liability for deposit type contracts	93,436	219,049
Other policyholders’ funds	1,049	977
Transfers to separate accounts due or accrued	(17,655)	(19,162)
Remittances and items not allocated	82,816	74,877
Asset valuation reserve	55,189	24,498
Interest maintenance reserve	72,789	21,548
Funds held under coinsurance and other reinsurance treaties	158,933	141,144
Reinsurance in unauthorized companies	8,882	7,144
Commissions and expense allowances payable on reinsurance assumed	15,659	18,410
Payable for securities	5,754	13,526
Payable to affiliates	34,305	39,719
Consideration to MONY pursuant to acquisition agreement	—	71,886
Payable under assumption reinsurance agreement	2,000	18,787
Provision for experience rating refunds	25	243
Other liabilities	30,467	30,342
Separate account liabilities	7,187,554	6,525,597

Total liabilities	14,183,641	13,351,311
Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Paid-in surplus	600,100	600,100
Special surplus	2,547	2,226
Unassigned surplus	21,174	8,614

Total capital and surplus	626,321	613,440

Total liabilities and capital and surplus	$14,809,962	$13,964,751

See accompanying notes.

4

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Revenue:
Premiums and other considerations, net of reinsurance:
Life	$224,098	$247,350	$168,283
Annuity	1,441,336	1,835,231	1,717,409
Accident and health	46,013	60,639	54,963
Net investment income	410,239	430,586	421,643
Amortization of interest maintenance reserve	11,625	3,907	461
Commissions and expense allowances on reinsurance ceded	40,759	83,666	31,621
Income from fees associated with investment management, administration and contract guarantees for separate accounts	51,290	53,373	61,015
Consideration on reinsurance recaptured	—	77,057	—
Other income	83	7,708	2,235

	2,225,443	2,799,517	2,457,630
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	184,284	171,650	260,206
Surrender benefits	1,347,448	1,652,680	1,538,859
Other benefits	64,758	71,831	69,790
Increase (decrease) in aggregate reserves for policies and contracts:
Life	13,673	62,963	(91,996)
Annuity	246,082	562,625	377,810
Accident and health	5,004	1,797	5,059

	1,861,249	2,523,546	2,159,728
Insurance expenses:
Commissions	104,386	137,155	140,103
General insurance expenses	103,761	93,628	69,224
Taxes, licenses and fees	4,860	7,281	3,071
Net transfers to (from) separate accounts	34,601	(86,514)	14,597
Consideration to MONY pursuant to acquisition agreement	—	71,886	—
Other expenses	16,757	54,502	8,260

	264,365	277,938	235,255

Total benefits and expenses	2,125,614	2,801,484	2,394,983

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	99,829	(1,967)	62,647
Dividends to policyholders	1	3	52

Gain (loss) from operations before federal income tax expense and net realized capital losses on investments	99,828	(1,970)	62,595
Federal income tax expense	5,465	15,329	36,647

Gain (loss) from operations before net realized capital losses on investments	94,363	(17,299)	25,948
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(16,419)	(87,540)	(80,455)

Net income (loss)	$77,944	$(104,839)	$(54,507)

See accompanying notes.

5

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$2,500	$—	$405,100	$2,169	$66,207	$475,976
Capital contribution	—	—	15,000	—	—	15,000
Net income (loss)	—	—	—	113	(54,620)	(54,507)
Change in unrealized capital gains/losses	—	—	—	—	2,401	2,401
Change in non-admitted assets	—	—	—	—	820	820
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(13,310)	(13,310)
Change in asset valuation reserve	—	—	—	—	43,963	43,963
Cumulative effect of change in accounting principles	—	—	—	—	(1,306)	(1,306)
Net change in surplus in separate accounts	—	—	—	—	(113)	(113)
Tax benefits on stock options Exercised	—	—	—	—	805	805
Exchange of common stock for preferred stock	(442)	442	—	—	—	—
Correction of error	—	—	—	—	1,258	1,258
Reinsurance transaction	—	—	—	—	6,500	6,500

Balance at December 31, 2001	2,058	442	420,100	2,282	52,605	477,487
Capital contribution	—	—	180,000	—	—	180,000
Net loss	—	—	—	(56)	(104,783)	(104,839)
Change in non-admitted assets	—	—	—	—	3,346	3,346
Change in unrealized capital gains/losses	—	—	—	—	(18,828)	(18,828)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	7,011	7,011
Cumulative effect of change in accounting principle	—	—	—	—	27,566	27,566
Change in net deferred income tax asset	—	—	—	—	9,060	9,060
Change in reserve on account of change in valuation basis	—	—	—	—	(2,968)	(2,968)
Change in asset valuation reserve	—	—	—	—	28,316	28,316
Tax benefits on stock options exercised	—	—	—	—	38	38
Reinsurance transactions	—	—	—	—	7,805	7,805
Net change in surplus in separate account	—	—	—	—	(554)	(554)

Balance at December 31, 2002	$2,058	$442	$600,100	$2,226	$8,614	$613,440

6

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Changes in Capital and

Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2002	$2,058	$442	$600,100	$2,226	$8,614	$613,440
Net income (loss)	—	—	—	321	77,623	77,944
Change in non-admitted assets	—	—	—	—	(14,190)	(14,190)
Change in unrealized capital gains/losses	—	—	—	—	19,293	19,293
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,738)	(1,738)
Change in asset valuation reserve	—	—	—	—	(30,691)	(30,691)
Change in net deferred income tax asset	—	—	—	—	(31,063)	(31,063)
Reinsurance transactions	—	—	—	—	(2,621)	(2,621)
Net change in surplus in separate account	—	—	—	—	(4,053)	(4,053)

Balance at December 31, 2003	$2,058	$442	$600,100	$2,547	$21,174	$626,321

See accompanying notes.

7

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$1,695,315	$2,128,008	$1,900,291
Net investment income	434,201	430,977	412,591
Miscellaneous income	93,575	179,292	406,261
Benefit and loss related payments	(1,603,964)	(1,911,724)	(1,836,552)
Net transfers to (from) separate account	(33,094)	90,999	(11,301)
Commissions, expenses paid and aggregate write-ins for deductions	(333,179)	(277,029)	(199,506)
Dividends paid to policyholders	(4)	—	(52)
Federal and foreign income taxes paid	(13,951)	(30,384)	(8,996)

Net cash provided by operating activities	238,899	610,139	662,735
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	6,201,778	5,408,631	3,457,713
Stocks	30,159	168,852	196,080
Mortgage loans	32,160	70,374	50,218
Real estate	330	412	22
Other invested assets	4,651	14,400	—
Miscellaneous proceeds	57,626	(2,020)	(28)

Total investment proceeds	6,326,704	5,660,649	3,704,005
Cost of investments acquired:
Bonds	(6,330,353)	(6,133,992)	(4,122,300)
Stocks	(22,128)	(61,299)	(273,369)
Mortgage loans	(199,292)	(82,591)	(60,134)
Real estate	—	—	(1,033)
Other invested assets	(16,810)	(27,080)	(10,000)
Miscellaneous applications	(83,771)	(19,945)	(9,945)

Total cost of investments acquired	(6,652,354)	(6,325,267)	(4,476,781)
Net increase in policy loans	(2,723)	(6,352)	(10,990)

Net cost of investments acquired	(6,655,077)	(6,331,619)	(4,487,771)

Net cash used in investing activities	(328,373)	(670,970)	(783,766)

8

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
		Restated	Restated
Financing and miscellaneous activities
Contribution of capital and paid-in surplus	$—	$180,000	$15,000
Net deposits on deposit-type contracts and other insurance liabilities	(133,305)	(3,206)	(411)
Other cash provided	27,991	40,853	239,248

Net cash provided by (used in) financing and miscellaneous activities	(105,314)	217,647	253,837

Net increase (decrease) in cash and short-term investments	(194,788)	156,816	132,806
Cash and short-term investments:
Beginning of year	359,807	202,991	70,185

End of year	$165,019	$359,807	$202,991

See accompanying notes.

9

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is a subsidiary of First AUSA Life Insurance Company (First AUSA) and Transamerica Occidental Life Insurance Company (TOLIC). First AUSA and TOLIC are indirect wholly owned subsidiaries of AEGON U.S. Corporation (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus) its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

On April 1, 2003, the Company completed a statutory merger with Transamerica Life Insurance Company of New York (TONY), an affiliate. Immediately after the merger, the name of the Company was changed to Transamerica Financial Life Insurance Company. The accompanying financial statements give retroactive effect as if the merger had occurred on January 1, 2001, in conformity with Statement of Statutory Accounting Principles (SSAP) No. 68. This statutory merger was accounted for in a manner similar to the pooling of interest method of accounting and, accordingly, the historical book values of both entities were carried forward to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2001, nor is it necessarily indicative of future results.

Summarized financial information for the Company and TONY restated for periods prior to the merger are as follows:

	Year Ended December 31
	2002	2001
Revenues:
Company	$2,366,571	$2,094,634
TONY	432,946	362,996

As restated	$2,799,517	$2,457,630

Net income (loss):
Company	$(104,664)	$(41,721)
TONY	(175)	(12,786)

As restated	$(104,839)	$(54,507)

10

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

December 31 2002
Assets:
Company	$12,057,358
TONY	1,907,393

As restated	$13,964,751

Liabilities:
Company	$11,536,080
TONY	1,815,231

As restated	$13,351,311

Capital and surplus:
Company	$521,278
TONY	92,162

As restated	$613,440

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the

12

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

14

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10% of the capital and surplus in the most recently filed annual statement excluding EDP equipment, operating system software, net deferred tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is subject to an assessment for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. Investments in redeemable preferred stocks in good standing are reported at cost. Investments in redeemable preferred stocks not in good standing are reported at the lower of cost or market value as determined by the SVO. Common stocks are carried at market value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with an adjustment for federal income taxes. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2003 and 2002, the Company excluded investment income due and accrued of $9,064 and $8,386 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 100 Indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made/received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded as income in the financial statements.

A replication transaction is a derivative transaction entered into conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset in a lower rated investment grade asset. The benefits of

17

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and

18

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by the Department of Insurance of the State of New York.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.5% to 6.5% percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.0% to 8.25% percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have

19

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset

20

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

1. Organization and Summary of Significant Accounting Policies (continued)

performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares but provide similar financial benefits.

Adjustments to Surplus

Prior year adjustments charged directly to surplus in 2001 relate to various suspense account adjustments that aggregated $1,258. These adjustments were made to balances in existence at December 31, 2000, accordingly, this write-off has been treated as a correction of an error.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

21

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,306 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $155 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP No. 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $27,566 and was accounted for as a cumulative effect of a change in accounting principle.

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change in accounting principle had a net zero impact on unassigned surplus as of January 1, 2003.

3. Capital Structure

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the

22

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for bonds and redeemable preferred stocks are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and non-redeemable preferred stocks are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

Interest rate swaps and credit default swaps: Estimated fair values of interest rate swaps and credit default swaps are based upon the pricing differential for similar swap agreements.

Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates approximate their carrying value.

Separate account assets: The fair values of separate account assets are based on quoted market prices.

23

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

4. Fair Values of Financial Instruments (continued)

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$165,019	$165,019	$359,807	$359,807
Bonds	6,396,256	6,667,019	6,186,513	6,431,292
Redeemable preferred stocks	5,319	6,489	4,306	4,434
Common stocks	33,833	33,833	32,407	32,407
Mortgage loans on real estate	615,560	671,338	448,966	509,914
Policy loans	42,632	42,632	39,909	39,909
Interest rate swap	6	5,410	10	9,383
Credit default swaps	—	78	—	—
Short-term notes receivable from affiliates	25,000	25,000	81,300	81,300
Separate account assets	7,189,422	7,203,663	6,534,797	6,560,424
Liabilities
Investment contract liabilities	5,587,460	5,557,000	5,559,708	5,474,121
Separate account annuity liabilities	7,047,229	7,054,082	6,357,854	6,336,306

24

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$81,137	$664	$—	$958	$80,843
State, municipal and other government	158,639	13,336	—	2,166	169,804
Public utilities	557,463	34,750	981	1,464	589,768
Industrial and miscellaneous	3,979,781	234,831	5,122	12,078	4,197,412
Mortgage-backed and asset-backed securities	1,619,236	37,751	16,111	11,689	1,629,187

	6,396,256	321,332	22,214	28,355	6,667,019
Redeemable preferred stocks	5,319	1,174	—	4	6,489

	$6,401,575	$322,506	$22,214	$28,359	$6,673,508

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$354,507	$7,817	$357	$361,967
State, municipal and other government	158,025	11,998	94	169,929
Public utilities	550,701	29,142	22,927	556,916
Industrial and miscellaneous	3,853,930	243,615	44,977	4,052,568
Mortgage-backed and asset-backed securities	1,269,350	54,054	33,492	1,289,912

	6,186,513	346,626	101,847	6,431,292
Redeemable preferred stocks	4,306	128	—	4,434

	$6,190,819	$346,754	$101,847	$6,435,726

At December 31, 2003, the Company held bonds with a carrying value of $1,692 and amortized cost of $2,125 that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus. The Company will record a charge to the statement of operations

25

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and redeemable preferred stocks with unrealized losses at December 31, 2003 is as follows:

	Gross unrealized losses 12 months or more	Gross unrealized losses less than 12 months	Total
Bonds:
United States Government and agencies	$—	$64,663	$64,663
State, municipal and other government	—	21,384	21,384
Public utilities	14,860	51,985	66,845
Industrial and miscellaneous	35,984	541,656	577,640
Mortgage and other asset-backed securities	56,018	498,261	554,279

	$106,862	$1,177,949	$1,284,811
Redeemable preferred stocks	—	1,108	1,108

	$106,862	$1,179,057	$1,285,919

The carrying amounts and estimated fair values of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$265,933	$272,044
Due after one year through five years	2,645,580	2,785,998
Due after five years through ten years	1,277,686	1,342,001
Due after ten years	587,821	637,789

	4,777,020	5,037,832
Mortgage-backed and asset-backed securities	1,619,236	1,629,187

	$6,396,256	$6,667,019

26

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds and notes	$377,770	$386,651	$382,176
Mortgage loans on real estate	37,264	37,650	35,193
Real estate	(35)	236	194
Dividends on common and preferred stocks	546	991	823
Interest on policy loans	1,546	2,864	2,066
Derivative instruments	7,942	10,846	4,864
Other	(50)	3,576	7,218

Gross investment income	424,983	442,814	432,534
Less investment expenses	14,744	12,228	10,891

Net investment income	$410,239	$430,586	$421,643

27

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$6,201,778	$5,408,631	$3,457,713

Gross realized gains	$133,470	$59,800	$36,358
Gross realized losses	(45,314)	(100,900)	(70,846)

Net realized losses	$88,156	$(41,100)	$(34,488)

Gross realized losses include $17,443, $57,039 and $40,416 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2003, 2002 and 2001, respectively.

At December 31, 2003, investments with an aggregate carrying amount of $3,519 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized Year Ended December 31
	2003	2002	2001
Bonds	$88,156	$(41,100)	$(34,488)
Common stocks	4,653	(35,184)	(34,553)
Preferred stocks	(244)	—	(207)
Cash and short-term investments	(1)	(2)	(2)
Mortgage loans on real estate	—	(3,470)	(1,489)
Real estate	91	(358)	(2)
Derivative instruments	(44,359)	(1,919)	—
Other invested assets	1,319	(1,807)	(753)

	49,615	(83,840)	(71,494)
Federal income tax effect	(3,097)	2,854	6,438
Transfer to interest maintenance reserve	(62,935)	(6,554)	(15,399)

Net realized capital losses on investments	$(16,419)	$(87,540)	$(80,455)

28

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

	Changes in Unrealized
	Year Ended December 31
	2003	2002	2001
Bonds	$13,413	$(12,058)	$(467)
Preferred stocks	324	(324)	—
Common stocks	5,738	(2,092)	3,458
Mortgage loans on real estate	(422)	(2,557)	(288)
Derivative instruments	6	—	—
Other invested assets	234	(1,797)	(302)

Change in net unrealized capital gains/losses	$19,293	$(18,828)	$2,401

Gross unrealized gains (losses) in common stocks were as follows:

	December 31
	2003	2002
Unrealized gains	$8,041	$3,945
Unrealized losses	(176)	(1,818)

Net unrealized gains	$7,865	$2,127

During 2003, the Company issued mortgage loans with interest rates ranging from 3.00% to 8.04%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 79%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2003, the Company had no mortgage loans with interest more than 180 days overdue.

During 2003, 2002, and 2001, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the AVR of $11,326 and $20,232, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

At December 31, 2003 and 2002, the Company had bonds and stocks aggregating $14,265 and $9,212, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. The related realized losses during the years ended December 31, 2003 and 2002 were $3,814 and $6,336, respectively. The are no commitments to lend additional funds to debtors owing receivables.

29

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2003	2002		2003	2002
Pacific	25%	15%	Office	37%	32%
South Atlantic	23	25	Industrial	21	23
E. North Central	14	17	Retail	20	26
Mountain	13	15	Apartment	7	3
Mid-Atlantic	12	13	Agricultural	6	8
W. South Central	6	7	Medical	5	7
New England	3	2	Other	4	1
W. North Central	2	3
E. South Central	2	3

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2003, the Company had replicated assets with a fair value of $22,247 and credit default swaps with a fair value of $78. During the year ended December 31, 2003, the Company recognized no capital losses related to replication transactions.

30

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. At December 31, 2003, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $6,897.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

At December 31, 2003 and 2002, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	December 31
	2003	2002
Derivative securities:
Interest rate swaps:
Receive fixed – pay floating	$199,400	$276,400
Receive floating– pay fixed	27,437	47,916

Beginning in 2003, the Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized losses from futures contracts in the amount of $42,371 for the year ended December 31, 2003.

31

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments (continued)

Open futures contracts at December 31, 2003 were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2003
930	S&P Futures	$247,824	$258,215

6. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$1,555,246	$1,947,355	$1,832,862
Reinsurance assumed	516,747	562,771	467,764
Reinsurance ceded	(360,546)	(366,906)	(359,971)

Net premiums earned	$1,711,447	$2,143,220	$1,940,655

Premiums ceded to affiliates for the years ended December 31, 2003, 2002 and 2001 are $59,381, $30,201 and $22,575, respectively. Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2003 and 2002 of $147,665 and 87,021, respectively.

The Company received reinsurance recoveries in the amounts of $273,067, $208,236, and $46,239 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $52,702 and $129,781, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $580,663 and $464,428, respectively.

32

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

6. Reinsurance (continued)

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2003 and 2002, the Company also owed MONY $2,000 and $18,787, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY. During 2003, the Series A note was repaid.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $996 into earnings with a corresponding charge to unassigned surplus.

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2003 and 2002 was $1,433 and $1,385, respectively. The remaining goodwill balance has been non-admitted at December 31, 2003 and 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus. Subsequent to the initial gain, the Company has amortized $1,625 into earnings during 2003 and 2002 with a corresponding charge to unassigned surplus.

33

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes

The components of the net deferred income tax asset are comprised of the following:

	December 31,
	2003	2002
Deferred tax components:
Gross deferred income tax assets	$95,071	$127,983
Gross deferred income tax liabilities	11,249	13,098
Deferred income tax assets nonadmitted	59,342	72,486

Net deferred income tax asset	$24,480	$42,399

The components of deferred taxes, as well as the net change for 2003, are as follows:

	December 31,
	2003	2002	Net Change
Deferred income tax assets:
Nonadmitted assets	$15,086	$6,931	$8,155
Loss carryforwards	—	10,789	(10,789)
Deferred acquisition costs	22,243	25,494	(3,251)
Reserves	24,171	22,802	1,369
§197 Intangible amortization	19,285	25,219	(5,934)
Unrealized capital losses	8,497	34,027	(25,530)
Other	5,789	2,721	3,068

Total deferred income tax assets	$95,071	$127,983	$(32,912)

Deferred income tax assets - nonadmitted	$59,342	$72,486	$(13,144)

Deferred income tax liabilities:
Section 807(f) adjustments	$603	$658	$(55)
MONY adjustments	—	2,925	(2,925)
Reinsurance transactions	3,512	4,014	(502)
Unrealized capital gains	6,946	5,256	1,690
Other	188	245	(57)

Total deferred income tax liabilities	$11,249	$13,098	$(1,849)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net

34

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax expense (benefit) computed at the federal statutory rate (35%)	$34,940	$(689)	$21,908
§197 intangibles	(3,875)	24,704	—
Amortization of IMR	(4,069)	(1,335)	—
Deferred acquisition costs – tax basis	(3,253)	(763)	1,090
Dividends received deduction	(3,265)	(3,232)	(4,579)
Investment income items	(15,651)	(90)	(3,369)
Prior year under (over) accrual	(2,000)	(6,542)	4,618
Reinsurance transactions	(917)	3,235	2,275
Tax reserve valuation	1,771	1,750	15,103
All other adjustments	1,784	(1,709)	(399)

Federal income tax expense	$5,465	$15,329	$36,647

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Income taxes incurred during 2003, 2002 and 2001 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $218,994, $1,319 and $-0-, respectively.

Capital loss carryforwards of $30,826 originated during 2002 and will expire in 2007 if unused.

35

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders’ surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders’ surplus account ($2,427 at December 31, 2003). To the extent dividends are paid from the amount accumulated in the policyholders’ surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders’ surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 1998 through 2000 is currently in process.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,153,148	9%	$1,832,989	15%
Subject to discretionary withdrawal at book value less surrender charge	1,920,720	15	1,671,128	14
Subject to discretionary withdrawal at market value	4,202,530	32	3,031,140	25
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	2,555,121	20	2,688,922	22
Not subject to discretionary withdrawal	3,045,521	24	2,833,150	24

	12,877,040	100%	12,057,329	100%

Less reinsurance ceded	1,334		7,160

Net policy reserves on annuities and deposit fund liabilities	$12,875,706		$12,050,169

36

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2003, 2002 and 2001 is as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2003	$204,897	$793,913	$998,810

Reserves at December 31, 2003 for separate accounts with assets at:
Fair value	$2,129,970	$4,016,061	$6,146,031
Amortized cost	917,187	—	917,187

Total	$3,047,157	$4,016,061	$7,063,218

Premiums, deposits and other considerations for the year ended December 31, 2002	$405,730	$781,622	$1,187,352

Reserves at December 31, 2002 for separate accounts with assets at:
Fair value	$2,251,332	$3,251,648	$5,502,980
Amortized cost	847,122	—	847,122

Total	$3,098,454	$3,251,648	$6,350,102

Premiums, deposits and other considerations for the year ended December 31, 2001	$142,549	$935,012	$1,077,561

Reserves at December 31, 2001 for separate accounts with assets at:
Fair value	$2,075,015	$4,202,087	$6,277,102
Amortized cost	603,563	—	603,563

Total	$2,678,578	$4,202,087	$6,880,665

37

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

	Guaranteed Separate Account	Non-guaranteed Separate Account	Total
December 31, 2003
Subject to discretionary withdrawal with market value adjustment	$314,379	$—	$314,379
Subject to discretionary withdrawal at book value less surrender charge	203,241	—	203,241
Subject to discretionary withdrawal at market value	175,322	4,016,061	4,191,383
Not subject to discretionary withdrawal	2,354,215	—	2,354,215

	$3,047,157	$4,016,061	$7,063,218

December 31, 2002
Subject to discretionary withdrawal with market value adjustment	$639,806	$—	$639,806
Subject to discretionary withdrawal at book value less surrender charge	207,316	—	207,316
Subject to discretionary withdrawal at market value	149,949	3,251,648	3,401,597
Not subject to discretionary withdrawal	2,101,383	—	2,101,383

	$3,098,454	$3,251,648	$6,350,102

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$999,208	$1,187,967	$1,077,583
Transfers from separate accounts	(965,369)	(1,276,543)	(1,060,602)

Net transfers to (from) separate accounts	33,839	(88,576)	16,981
Other adjustments	762	2,062	(2,384)

Net transfers as set forth herein	$34,601	$(86,514)	$14,597

38

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

At December 31, 2003, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2003 Guaranteed minimum income benefit	$10,424,047	$12,832	$—
2002 Guaranteed minimum income benefit	$2,015,651	$412,921	$—

During 2002, the Company reclassified some of its fixed deferred annuities from “without future interest guarantees” to “with future interest guarantees” for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $2,968, which was charged directly to capital and surplus.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$13,194	$1,008	$12,186
Ordinary direct renewal business	96,127	1,159	94,968
Group life direct business	604	228	376
Credit life	118	—	118
Reinsurance ceded	(24,299)	—	(24,299)

	85,744	2,395	83,349
Accident and health:
Direct	12,790	—	12,790
Reinsurance ceded	(11,137)	—	(11,137)

Total accident and health	1,653	—	(1,653)

	$87,397	$2,395	$85,002

39

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$13,766	$623	$13,143
Ordinary direct renewal business	79,840	1,118	78,722
Group life direct business	661	250	411
Credit life	83	—	83
Reinsurance ceded	(22,180)	—	(22,180)

Total life and annuity	72,170	1,991	70,179
Accident and health:
Direct	25,967	—	25,967
Reinsurance ceded	(27,631)	—	(27,631)

Total accident and health	(1,664)	—	(1,664)

	$70,506	$1,991	$68,515

At December 31, 2003 and 2002, the Company had insurance in force aggregating $60,401,558 and $58,514,392, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $51,292 and $57,787 to cover these deficiencies at December 31, 2003 and 2002, respectively.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend ($21,174 at December 31, 2003), the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities is $62,382.

In the Company’s annual statement as filed with the Department of Insurance of the State of New York, the Company reported unassigned surplus of $172,094 and $159,534 and additional paid in capital of $449,180 and $449,180 at December 31, 2003 and 2002, respectively. The amounts reported herein for unassigned surplus are $21,174 and $8,614 and additional paid in capital are $600,100 and $600,100 at December 31, 2003 and 2002, respectively. These changes resulted in no overall impact to the total capital and surplus of the Company.

40

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

10. Securities Lending

The Company participates in securities lending. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $-0- and $320,627, respectively.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards (SFAS) No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2003, 2002, and 2001 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Benefits expense of $7 was allocated for the year ended December 31, 2003. No amounts were allocated for the years ended December 31, 2002 and 2001.

41

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for each of the years ended December 31, 2003, 2002, and 2001.

12. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $11,648, $8,430, and $8,966, respectively, for these services, which approximates their costs to the affiliates.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $281, $466, and $941, respectively, to affiliates. At December 31, 2003 and 2002, the Company has short-term notes receivables from an affiliate of $25,000 and $81,300, respectively.

During 2002 and 2001, the Company received capital contributions of $180,000 and $15,000, respectively, in cash from its parent. No capital contributions were received in 2003.

42

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $73,667 and $765,197 at December 31, 2003 and 2002, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve of $1,000 at December 31, 2003 and 2002 has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company has contingent commitments for $8,410 at December 31, 2003 for Joint Ventures, Partnerships and Limited Liability Companies.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2003, the Company has pledged invested assets with a carrying value and market value of $24,702 and $27,036, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged

43

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

13. Commitments and Contingencies (continued)

to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(469), $(973), and $(415) for the years ended December 31, 2003, 2002, and 2001, respectively.

14. Managing General Agents

For the years ended December 31, 2003, 2002 and 2001, the Company had $22,609, $28,825 and $32,773 respectively, of direct premiums written by managing general agents.

44

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$81,257	$80,971	$81,257
States, municipalities and political subdivisions	243,048	246,217	243,048
Foreign governments	128,861	138,240	128,861
Public utilities	557,463	589,768	557,463
All other corporate bonds	5,380,637	5,606,781	5,380,637
Redeemable preferred stock	5,319	6,489	5,319

Total fixed maturities	6,396,585	6,668,466	6,396,585
Equity securities
Common stocks:
Industrial, miscellaneous and all other	25,968	33,833	33,833

Total equity securities	25,968	33,833	33,833
Mortgage loans on real estate	615,560		615,560
Policy loans	42,632		42,632
Other invested assets	40,892		40,892
Cash and short-term investments	165,019		165,019

Total investments	$7,286,656		$7,294,521

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

45

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses	Premiums Written
Year ended December 31, 2003
Individual life	$630,209	$—	$45,263	$217,664	$42,546	$173,809	$99,941
Individual health	15,995	3,912	9,006	31,377	1,702	24,606	13,379	$31,647
Group life and health	11,676	1,326	7,103	21,070	879	22,602	15,640	30,061
Annuity	5,727,948	—	—	1,441,336	365,112	1,640,232	135,405

	$6,385,828	$5,238	$61,372	$1,711,447	$410,239	$1,861,249	$264,365

Year ended December 31, 2002
Individual life	$617,475	$—	$27,900	$240,569	$45,628	$201,924	$134,200
Individual health	12,844	3,178	8,684	30,770	1,530	25,628	14,450	$30,516
Group life and health	10,254	691	(3,361)	36,650	992	25,713	22,120	22,681
Annuity	5,481,865	—	—	1,835,231	382,436	2,270,281	107,168

	$6,122,438	$3,869	$33,223	$2,143,220	$430,586	$2,523,546	$277,938

Year ended December 31, 2001
Individual life	$551,423	$—	$73,215	$165,390	$45,289	$140,981	$86,755
Individual health	10,109	3,445	4,930	16,925	1,130	12,769	4,733	$16,624
Group life and health	9,946	1,346	9,135	40,931	708	32,570	20,984	30,615
Annuity	4,908,220	—	—	1,717,409	374,516	1,973,408	122,783

	$5,479,698	$4,791	$87,280	$1,940,655	$421,643	$2,159,728	$235,255

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

46

Transamerica Financial Life Insurance Company

(formerly known as AUSA Life Insurance Company, Inc.)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$7,018,269	$132,228,007	$207,421,430	$82,211,692	252%

Premiums:
Individual life	$64,857	$296,361	$449,168	$217,664	206%
Individual health	31,647	659	389	31,377	1
Group life and health	30,061	62,482	53,491	21,070	254
Annuity	1,428,681	1,044	13,699	1,441,336	1

	$1,555,246	$360,546	$516,747	$1,711,447	30%

Year ended December 31, 2002
Life insurance in force	$6,847,730	$121,446,075	$204,017,050	$89,418,705	228%

Premiums:
Individual life	$60,850	$276,412	$456,131	$240,569	190%
Individual health	30,516	162	416	30,770	1
Group life and health	22,681	89,973	103,942	36,650	284
Annuity	1,833,308	359	2,282	1,835,231	—

	$1,947,355	$366,906	$562,771	$2,143,220	26%

Year ended December 31, 2001
Life insurance in force	$7,046,610	$132,007,712	$196,232,341	$71,271,239	275%

Premiums:
Individual life	$68,713	$305,227	$401,904	$165,390	243%
Individual health	16,624	196	497	16,925	3
Group life and health	30,615	53,202	63,518	40,931	155
Annuity	1,716,910	1,346	1,845	1,717,409	—

	$1,832,862	$359,971	$467,764	$1,940,655	24%

47

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Year Ended December 31, 2003

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Financial Statements

Year Ended December 31, 2003

Report of Independent Auditors

The Board of Directors and Contract Owners

of Transamerica Landmark NY Variable Annuity,

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (comprised of the Asset Allocation—Growth, Asset Allocation—Conservative, Asset Allocation—Moderate, Asset Allocation—Moderate Growth, Alger Aggressive Growth, American Century Income & Growth, American Century International, BlackRock Global Science & Technology Opportunities, BlackRock Mid Cap Growth, Capital Guardian Global, Capital Guardian U. S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Dreyfus Small Cap Value, Gabelli Global Growth, Great Companies—AmericaSM, Templeton Great Companies Global, Great Companies—TechnologySM, Janus Balanced (A/T), Janus Global, Janus Growth II (A/T), Janus Growth, Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, PBGH Mid Cap Growth, PBHG/NWQ Value Select, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U.S. Government Securities, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Asset Allocation, Van Kampen Money Market, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Premier Growth, Janus Aspen—Mid Cap Growth, Janus Aspen—Strategic Value, Janus Aspen—Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity—VIP Contrafund®, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP Growth Opportunities, Fidelity—VIP Mid Cap, and Fidelity—VIP Value Strategies subaccounts), which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual fund’s transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY which are available for investment by contract owners of Transamerica Landmark NY Variable Annuity at December 31, 2003, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa

January 30, 2004

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	4,276.554	19,434.679	8,556.172	2,963.165

Cost	$43,195	$193,590	$79,892	$26,138

Number of shares - Service	0.003	0.020	0.020	0.020

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$45,631	$216,891	$94,032	$32,061
Receivable for units sold	—	—	—	—

Total assets	45,631	216,891	94,032	32,061

Liabilities
Payable for units redeemed	5	12	9	4

	$45,626	$216,879	$94,023	$32,057

Net Assets:
Deferred annuity contracts terminable by owners	$45,626	$216,879	$94,023	$32,057

Total net assets	$45,626	$216,879	$94,023	$32,057

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	11,502	199,459	87,914	27,158

M&E - 1.45%	—	—	—	—

M&E - 1.55%	32,495	—	—	3,283

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.040631	$1.089116	$1.071274	$1.055085

M&E - 1.40%	$1.038925	$1.087333	$1.069495	$1.053363

M&E - 1.45%	$1.236971	$1.181024	$1.193541	$1.211497

M&E - 1.55%	$1.036347	$1.084641	$1.066862	$1.050773

M&E - 1.75%	$1.233465	$1.177668	$1.190153	$1.208053

M&E - 1.90%	$1.231711	$1.176005	$1.188460	$1.206349

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.248932	$1.158727	$1.180666	$1.207772

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.047801	$1.031961	$1.035436	$1.041976

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.047313	$1.031475	$1.034952	$1.041486

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	24,520.556	1,103.878	4,579.145	6,139.228

Cost	$387,377	$10,334	$27,070	$59,156

Number of shares - Service	0.014	0.026	0.031	0.024

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$354,812	$10,829	$34,481	$62,068
Receivable for units sold	—	—	—	—

Total assets	354,812	10,829	34,481	62,068

Liabilities
Payable for units redeemed	13	1	4	3

	$354,799	$10,828	$34,477	$62,065

Net Assets:
Deferred annuity contracts terminable by owners	$354,799	$10,828	$34,477	$62,065

Total net assets	$354,799	$10,828	$34,477	$62,065

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	522,945	6,533	42,062	9,180

M&E - 1.45%	—	—	—	—

M&E - 1.55%	194,403	4,903	1,488	48,744

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.958142	$1.047037	$0.979225	$1.075494

M&E - 1.40%	$0.495324	$0.948383	$0.791771	$1.073718

M&E - 1.45%	$1.248541	$1.206954	$1.207518	$1.396470

M&E - 1.55%	$0.492646	$0.944663	$0.788649	$1.071069

M&E - 1.75%	$1.244997	$1.203525	$1.204089	$1.392509

M&E - 1.90%	$1.243219	$1.201824	$1.202383	$1.390539

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.202856	$1.233271	$1.257247	$1.416923

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.007477	$1.059204	$1.067260	$1.010739

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.007005	$1.058705	$1.066764	$1.010263

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	10,523.223	18,327.275	8,463.833	327,690.660

Cost	$82,924	$215,682	$77,589	$6,115,939

Number of shares - Service	0.025	0.021	0.022	0.013

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$101,128	$213,696	$85,231	$5,754,248
Receivable for units sold	—	—	—	—

Total assets	101,128	213,696	85,231	5,754,248

Liabilities
Payable for units redeemed	7	17	6	489

	$101,121	$213,679	$85,225	$5,753,759

Net Assets:
Deferred annuity contracts terminable by owners	$101,121	$213,679	$85,225	$5,753,759

Total net assets	$101,121	$213,679	$85,225	$5,753,759

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	15,168	63,245	94,110	2,149,295

M&E - 1.45%	—	—	—	—

M&E - 1.55%	89,624	113,043	5,538	246,048

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.968595	$1.098404	$1.067291	$1.036131

M&E - 1.40%	$0.967007	$1.218897	$0.855645	$2.404464

M&E - 1.45%	$1.229263	$1.298952	$1.273801	$1.265657

M&E - 1.55%	$0.964613	$1.208296	$0.848695	$2.381070

M&E - 1.75%	$1.225770	$1.295258	$1.270172	$1.262050

M&E - 1.90%	$1.224028	$1.293414	$1.268369	$1.260266

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.228072	$1.312143	$1.251112	$1.284690

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.033231	$1.066307	$1.052043	$1.071805

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.032749	$1.065807	$1.051553	$1.071304

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies Global Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,330.175	493,457.070	2,239.949	0.181

Cost	$27,502	$6,657,203	$20,811	$1

Number of shares - Service	0.015	0.000	0.024	0.031

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$35,139	$7,184,735	$21,907	$1
Receivable for units sold	—	—	—	—

Total assets	35,139	7,184,735	21,907	1

Liabilities
Payable for units redeemed	6	2,281	1	1

	$35,133	$7,182,454	$21,906	$—

Net Assets:
Deferred annuity contracts terminable by owners	$35,133	$7,182,454	$21,906	$—

Total net assets	$35,133	$7,182,454	$21,906	$—

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	23,496	1,752,101	23,172	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	4,733	267,854	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Templeton Great Companies Global Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.247170	$0.000000	$1.039727	$1.033137

M&E - 1.40%	$1.245119	$3.560345	$0.945383	$0.753804

M&E - 1.45%	$1.363776	$0.000000	$1.174384	$1.183932

M&E - 1.55%	$1.242059	$3.525694	$0.941652	$0.750221

M&E - 1.75%	$1.359907	$0.000000	$1.171037	$1.180561

M&E - 1.90%	$1.357980	$0.000000	$1.169380	$1.178888

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.269513	$—	$1.166636	$1.207910

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.075386	$—	$1.052432	$1.061116

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.074880	$—	$1.051939	$1.060617

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global(A/T) Subaccount	Janus Growth(A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.310	6,511.895	349,441.458

Cost	$—	$3	$184,118	$8,685,539

Number of shares - Service	0.057	0.021	0.000	0.008

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$—	$3	$105,623	$10,553,132
Receivable for units sold	—	—	—	—

Total assets	—	3	105,623	10,553,132

Liabilities
Payable for units redeemed	—	3	4	1,098

	$—	$—	$105,619	$10,552,034

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$105,619	$10,552,034

Total net assets	$—	$—	$105,619	$10,552,034

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	71,402	378,878

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	130,485	105,595

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global(A/T) Subaccount	Janus Growth(A/T) Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.064476	$1.057833	$0.000000	$1.037724

M&E - 1.40%	$0.703168	$1.056091	$0.524999	$21.826719

M&E - 1.45%	$1.350131	$1.103501	$0.000000	$1.232287

M&E - 1.55%	$0.700395	$1.053487	$0.522156	$21.614333

M&E - 1.75%	$1.346290	$1.100357	$0.000000	$1.228773

M&E - 1.90%	$1.344378	$1.098791	$0.000000	$1.227027

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.307629	$1.099798	$—	$1.206254

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.023496	$1.032150	$—	$1.042678

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.023018	$1.031670	$—	$1.042188

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	81,523.666	154,848.174	7,921.501	38,521.274

Cost	$900,408	$2,573,197	$79,587	$344,227

Number of shares - Service	0.008	0.019	0.025	0.019

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$598,384	$1,974,314	$67,254	$395,999
Receivable for units sold	—	—	—	—

Total assets	598,384	1,974,314	67,254	395,999

Liabilities
Payable for units redeemed	16	65	7	30

	$598,368	$1,974,249	$67,247	$395,969

Net Assets:
Deferred annuity contracts terminable by owners	$598,368	$1,974,249	$67,247	$395,969

Total net assets	$598,368	$1,974,249	$67,247	$395,969

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	618,843	908,021	32,576	149,103

M&E - 1.45%	—	—	—	—

M&E - 1.55%	176,980	586,842	63,050	205,467

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.957795	$1.021871	$1.193911	$1.150343

M&E - 1.40%	$0.753515	$1.325747	$0.705753	$1.122105

M&E - 1.45%	$1.204482	$1.207295	$1.192755	$1.144331

M&E - 1.55%	$0.746188	$1.312864	$0.701926	$1.112877

M&E - 1.75%	$1.201055	$1.203874	$1.190396	$1.141066

M&E - 1.90%	$1.199347	$1.202159	$1.189237	$1.139457

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.205162	$1.217705	$1.192513	$1.086836

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.030039	$1.058113	$1.003633	$1.032571

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.029556	$1.057615	$1.003164	$1.032077

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	10,371.106	11,987.218	48,802.071	14,139.443

Cost	$98,695	$166,400	$516,240	$159,786

Number of shares - Service	0.032	0.016	0.020	0.017

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$91,784	$179,449	$535,847	$184,661
Receivable for units sold	—	—	—	—

Total assets	91,784	179,449	535,847	184,661

Liabilities
Payable for units redeemed	14	15	20	15

	$91,770	$179,434	$535,827	$184,646

Net Assets:
Deferred annuity contracts terminable by owners	$91,770	$179,434	$535,827	$184,646

Total net assets	$91,770	$179,434	$535,827	$184,646

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	10,610	124,141	386,471	42,077

M&E - 1.45%	—	—	—	—

M&E - 1.55%	196,389	34,224	106,039	138,158

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.943512	$1.037373	$1.090330	$1.025659

M&E - 1.40%	$0.445617	$1.134367	$1.088527	$1.028766

M&E - 1.45%	$1.222431	$1.207266	$1.036530	$1.246778

M&E - 1.55%	$0.443212	$1.128224	$1.085852	$1.023166

M&E - 1.75%	$1.218947	$1.203821	$1.033571	$1.243238

M&E - 1.90%	$1.217220	$1.202133	$1.032116	$1.241470

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.222658	$1.260709	$1.011723	$1.277605

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$0.949332	$1.083322	$1.014282	$1.054984

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$0.948888	$1.082819	$1.013806	$1.054491

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,531.166	14,328.568	13,191.808	284,999.980

Cost	$16,414	$282,345	$134,328	$3,393,415

Number of shares - Service	0.020	0.013	0.018	0.017

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$17,624	$258,344	$165,821	$3,539,700
Receivable for units sold	—	—	—	—

Total assets	17,624	258,344	165,821	3,539,700

Liabilities
Payable for units redeemed	4	21	20	140

	$17,620	$258,323	$165,801	$3,539,560

Net Assets:
Deferred annuity contracts terminable by owners	$17,620	$258,323	$165,801	$3,539,560

Total net assets	$17,620	$258,323	$165,801	$3,539,560

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	13,141	132,580	133,896	1,552,790

M&E - 1.45%	—	—	—	—

M&E - 1.55%	2,512	254,511	3,005	816,380

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.127956	$1.091940	$1.026868	$1.059877

M&E - 1.40%	$1.126105	$0.669708	$1.211201	$1.498190

M&E - 1.45%	$1.186477	$1.232280	$1.270172	$1.021076

M&E - 1.55%	$1.123331	$0.666113	$1.206431	$1.486055

M&E - 1.75%	$1.183098	$1.228774	$1.266571	$1.018170

M&E - 1.90%	$1.181421	$1.227035	$1.264769	$1.016728

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.155678	$1.212483	$1.253265	$0.997393

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.020793	$1.040517	$1.034855	$1.010507

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.020318	$1.040034	$1.034365	$1.010033

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.011	404,457.244	316,797.087	19,003.142

Cost	$1	$7,533,500	$7,364,564	$190,766

Number of shares - Service	0.000	0.012	0.011	0.021

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$—	$7,668,509	$6,247,239	$212,645
Receivable for units sold	—	—	—	—

Total assets	—	7,668,509	6,247,239	212,645

Liabilities
Payable for units redeemed	—	365	461	28

	$—	$7,668,144	$6,246,778	$212,617

Net Assets:
Deferred annuity contracts terminable by owners	$—	$7,668,144	$6,246,778	$212,617

Total net assets	$—	$7,668,144	$6,246,778	$212,617

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	2,486,595	1,691,588	158,305

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	580,177	654,456	123,786

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$1.042793	$1.055194	$1.031215

M&E - 1.40%	$0.836103	$2.505001	$2.669933	$0.755520

M&E - 1.45%	$0.000000	$1.182877	$1.227756	$1.339310

M&E - 1.55%	$0.832401	$2.480657	$2.643952	$0.751414

M&E - 1.75%	$0.000000	$1.179524	$1.224267	$1.335517

M&E - 1.90%	$0.000000	$1.177847	$1.222524	$1.333616

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$—	$1.218401	$1.213849	$1.334243

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$1.065388	$1.053890	$1.015907

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$1.064894	$1.053400	$1.015430

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	391,206.934	286,124.353	2,119,948.320	2,552.111

Cost	$3,326,480	$5,348,389	$2,119,948	$38,767

Number of shares - Service	0.024	0.016	0.080	0.012

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$3,904,245	$4,366,258	$2,119,948	$42,518
Receivable for units sold	—	—	34	—

Total assets	3,904,245	4,366,258	2,119,982	42,518

Liabilities
Payable for units redeemed	213	111	—	2

	$3,904,032	$4,366,147	$2,119,982	$42,516

Net Assets:
Deferred annuity contracts terminable by owners	$3,904,032	$4,366,147	$2,119,982	$42,516

Total net assets	$3,904,032	$4,366,147	$2,119,982	$42,516

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	2,642,121	1,423,808	1,143,409	63,216

M&E - 1.45%	—	—	—	—

M&E - 1.55%	331,430	228,163	421,797	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$1.080388	$1.044706	$0.993896	$0.915881

M&E - 1.40%	$1.314348	$2.646551	$1.357996	$0.672550

M&E - 1.45%	$1.289411	$1.147704	$0.993229	$1.201064

M&E - 1.55%	$1.301525	$2.620788	$1.344809	$0.669908

M&E - 1.75%	$1.285755	$1.144444	$0.990402	$1.197654

M&E - 1.90%	$1.283931	$1.142824	$0.988997	$1.195960

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.315176	$1.152270	$0.994632	$1.191283

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.098810	$1.039962	$0.998441	$0.992347

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.098299	$1.039475	$0.997975	$0.991877

M&E - 1.90%	$—	$—	$—	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	2,575.640	1,211.852	4,261.410	0.051

Cost	$21,189	$20,859	$83,816	$2

Investments in mutual funds, at net asset value	$27,328	$25,643	$92,132	$1
Receivable for units sold	10	—	—	—

Total assets	27,338	25,643	92,132	1

Liabilities
Payable for units redeemed	—	4	8	1

	$27,338	$25,639	$92,124	$—

Net Assets:
Deferred annuity contracts terminable by owners	$27,338	$25,639	$92,124	$—

Total net assets	$27,338	$25,639	$92,124	$—

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	27,426	2,085	80,440	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	23,333	19,191	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.998447	$1.012659	$1.028983	$0.954070

M&E - 1.40%	$0.996809	$1.010990	$0.925364	$0.709730

M&E - 1.45%	$1.263748	$1.213285	$1.227677	$1.143893

M&E - 1.55%	$0.994356	$1.008489	$0.921732	$0.706925

M&E - 1.75%	$1.260152	$1.209842	$1.224207	$1.140633

M&E - 1.90%	$1.258367	$1.208130	$1.222456	$1.139020

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen- Mid Cap Growth Subaccount	Janus Aspen- Mid Cap Value Subaccount	Janus Aspen- Worldwide Growth Subaccount	MFS New Discovery Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	1,180.760	971.107	4,995.693	692.458

Cost	$20,697	$9,754	$145,469	$8,459

Investments in mutual funds, at net asset value	$24,855	$13,207	$128,389	$9,591
Receivable for units sold	—	—	694	—

Total assets	24,855	13,207	129,083	9,591

Liabilities
Payable for units redeemed	5	—	—	1

	$24,850	$13,207	$129,083	$9,590

Net Assets:
Deferred annuity contracts terminable by owners	$24,850	$13,207	$129,083	$9,590

Total net assets	$24,850	$13,207	$129,083	$9,590

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	3,814	10,548	9,751

M&E - 1.45%	—	—	—	—

M&E - 1.55%	60,249	10,147	203,634	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.060809	$0.000000	$0.953700	$0.985079

M&E - 1.40%	$0.378196	$0.949174	$0.605414	$0.983457

M&E - 1.45%	$1.293468	$0.000000	$1.182507	$1.284975

M&E - 1.55%	$0.412456	$0.944696	$0.602539	$0.981034

M&E - 1.75%	$1.289799	$0.000000	$1.179152	$1.281338

M&E - 1.90%	$1.287960	$0.000000	$1.177483	$1.279520

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity -VIP Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000	0.000

Cost	$—	$—	$—	$—

Number of shares - Service	8,475.946	15,363.040	24,964.985	769.262

Cost	$144,144	$333,562	$538,316	$21,474

Investments in mutual funds, at net asset value	$164,772	$352,275	$573,196	$23,632
Receivable for units sold	—	—	—	—

Total assets	164,772	352,275	573,196	23,632

Liabilities
Payable for units redeemed	9	47	28	1

	$164,763	$352,228	$573,168	$23,631

Net Assets:
Deferred annuity contracts terminable by owners	$164,763	$352,228	$573,168	$23,631

Total net assets	$164,763	$352,228	$573,168	$23,631

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	MFS Total Return Subaccount	Fidelity -VIP Contrafund® Subaccount	Fidelity -VIP Equity-Income Subaccount	Fidelity -VIP Growth Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—	—

M&E - 1.40%	112,212	173,101	162,657	9,521

M&E - 1.45%	—	—	—	—

M&E - 1.55%	44,773	220,565	379,247	20,865

M&E - 1.75%	—	—	—	—

M&E - 1.90%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$1.052023	$1.093234	$1.051697	$0.974625

M&E - 1.40%	$1.050284	$0.897454	$1.061718	$0.779797

M&E - 1.45%	$1.121046	$1.248297	$1.227795	$1.243903

M&E - 1.55%	$1.047708	$0.892604	$1.055967	$0.776712

M&E - 1.75%	$1.117863	$1.244755	$1.224303	$1.240368

M&E - 1.90%	$1.116272	$1.242991	$1.222571	$1.238613

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity -VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares - Initial	0.000	0.000	0.000

Cost	$—	$—	$—

Number of shares - Service	2,443.515	33,968.459	8,539.345

Cost	$35,806	$648,168	$73,504

Investments in mutual funds, at net asset value	$36,604	$814,224	$106,315
Receivable for units sold	—	—	6

Total assets	36,604	814,224	106,321

Liabilities
Payable for units redeemed	2	162	—

	$36,602	$814,062	$106,321

Net Assets:
Deferred annuity contracts terminable by owners	$36,602	$814,062	$106,321

Total net assets	$36,602	$814,062	$106,321

Accumulation units outstanding - Initial:
M&E - 1.30%	—	—	—

M&E - 1.40%	—	—	—

M&E - 1.45%	—	—	—

M&E - 1.55%	—	—	—

M&E - 1.75%	—	—	—

M&E - 1.90%	—	—	—

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Assets and Liabilities

December 31, 2003

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity -VIP Mid Cap Subaccount	Fidelity -VIP Value Strategies Subaccount
Accumulation unit value - Initial:
M&E - 1.30%	$0.000000	$0.000000	$0.000000

M&E - 1.40%	$0.000000	$0.000000	$0.000000

M&E - 1.45%	$0.000000	$0.000000	$0.000000

M&E - 1.55%	$0.000000	$0.000000	$0.000000

M&E - 1.75%	$0.000000	$0.000000	$0.000000

M&E - 1.90%	$0.000000	$0.000000	$0.000000

Accumulation units outstanding - Service:
M&E - 1.30%	—	—	—

M&E - 1.40%	—	320,917	86,362

M&E - 1.45%	—	—	—

M&E - 1.55%	52,506	315,275	5,155

M&E - 1.75%	—	—	—

M&E - 1.90%	—	—	—

Accumulation unit value - Service:
M&E - 1.30%	$0.000000	$1.171204	$1.163843

M&E - 1.40%	$0.700898	$1.283034	$1.161919

M&E - 1.45%	$0.000000	$1.357215	$1.454966

M&E - 1.55%	$0.697106	$1.276074	$1.159068

M&E - 1.75%	$0.000000	$1.353371	$1.450821

M&E - 1.90%	$0.000000	$1.351458	$1.448775

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Asset Allocation Growth Subaccount	Asset Allocation Conservative Subaccount	Asset Allocation Moderate Subaccount	Asset Allocation Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$1	$124	$83	$35
Expenses:
Administrative, mortality and expense risk charge	92	1,695	798	357

Net investment income (loss)	(91)	(1,571)	(715)	(322)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,346	7,107	2,078	1,535
Cost of investments sold	1,253	6,994	1,855	1,400

Net realized capital gains (losses) on investments	93	113	223	135
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(37)	(2,112)	(24)	(246)
End of period	2,436	23,301	14,140	5,923

Net change in unrealized appreciation/depreciation of investments	2,473	25,413	14,164	6,169

Net realized and unrealized capital gains (losses) on investments	2,566	25,526	14,387	6,304

Increase (decrease) in net assets from operations	$2,475	$23,955	$13,672	$5,982

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Alger Aggressive Growth Subaccount	American Century Income & Growth Subaccount	American Century International Subaccount	BlackRock Global Science & Technology Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$18	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,893	94	347	139

Net investment income (loss)	(1,893)	(76)	(347)	(139)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	5,299	618	5,745	1,368
Cost of investments sold	12,092	615	5,441	1,209

Net realized capital gains (losses) on investments	(6,793)	3	304	159
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(81,603)	(1,255)	(671)	(55)
End of period	(32,565)	495	7,411	2,912

Net change in unrealized appreciation/depreciation of investments	49,038	1,750	8,082	2,967

Net realized and unrealized capital gains (losses) on investments	42,245	1,753	8,386	3,126

Increase (decrease) in net assets from operations	$40,352	$1,677	$8,039	$2,987

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$265	$28	$40,056
Expenses:
Administrative, mortality and expense risk charge	911	2,054	404	70,738

Net investment income (loss)	(911)	(1,789)	(376)	(30,682)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,082	17,710	3,274	780,065
Cost of investments sold	1,883	22,855	3,304	1,142,467

Net realized capital gains (losses) on investments	199	(5,145)	(30)	(362,402)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(87)	(54,805)	(2,992)	(2,213,350)
End of period	18,204	(1,986)	7,642	(361,691)

Net change in unrealized appreciation/depreciation of investments	18,291	52,819	10,634	1,851,659

Net realized and unrealized capital gains (losses) on investments	18,490	47,674	10,604	1,489,257

Increase (decrease) in net assets from operations	$17,579	$45,885	$10,228	$1,458,575

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$714	$—	$—	$365
Expenses:
Administrative, mortality and expense risk charge	401	81,022	95	1,023

Net investment income (loss)	313	(81,022)	(95)	(658)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	112	—	—	—
Proceeds from sales	3,018	1,365,571	21,345	71,247
Cost of investments sold	2,750	1,619,239	22,689	76,443

Net realized capital gains (losses) on investments	380	(253,668)	(1,344)	(5,196)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(866)	(3,591,476)	(1,486)	(16,905)
End of period	7,637	527,532	—	1,096

Net change in unrealized appreciation/depreciation of investments	8,503	4,119,008	1,486	18,001

Net realized and unrealized capital gains (losses) on investments	8,883	3,865,340	142	12,805

Increase (decrease) in net assets from operations	$9,196	$3,784,318	$47	$12,147

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Templeton Great Companies Global Subaccount	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global(A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$2	$—	$1	$—
Expenses:
Administrative, mortality and expense risk charge	24	24	7	1,378

Net investment income (loss)	(22)	(24)	(6)	(1,378)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,425	2,386	1,153	3,814
Cost of investments sold	2,833	2,919	1,099	9,956

Net realized capital gains (losses) on investments	(408)	(533)	54	(6,142)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(725)	(1,075)	(10)	(104,853)
End of period	—	—	—	(78,495)

Net change in unrealized appreciation/depreciation of investments	725	1,075	10	26,358

Net realized and unrealized capital gains (losses) on investments	317	542	64	20,216

Increase (decrease) in net assets from operations	$295	$518	$58	$18,838

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Growth II (A/T) Subaccount(1)	Janus Growth(A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$9,245
Expenses:
Administrative, mortality and expense risk charge	42,911	99,578	7,784	25,275

Net investment income (loss)	(42,911)	(99,578)	(7,784)	(16,030)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	10,066,496	1,218,271	69,459	192,762
Cost of investments sold	17,410,492	1,061,934	137,090	295,395

Net realized capital gains (losses) on investments	(7,343,996)	156,337	(67,631)	(102,633)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,100,351)	—	(509,533)	(1,144,086)
End of period	—	1,867,593	(302,024)	(598,883)

Net change in unrealized appreciation/depreciation of investments	8,100,351	1,867,593	207,509	545,203

Net realized and unrealized capital gains (losses) on investments	756,355	2,023,930	139,878	442,570

Increase (decrease) in net assets from operations	$713,444	$1,924,352	$132,094	$426,540

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Marsico Growth Subaccount	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,675	$—	$1,281
Expenses:
Administrative, mortality and expense risk charge	1,269	4,808	1,310	2,216

Net investment income (loss)	(1,269)	(1,133)	(1,310)	(935)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	42,164	120,458	6,408	20,574
Cost of investments sold	60,892	121,525	10,267	22,191

Net realized capital gains (losses) on investments	(18,728)	(1,067)	(3,859)	(1,617)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(50,985)	993	(31,829)	(28,700)
End of period	(12,333)	51,772	(6,911)	13,049

Net change in unrealized appreciation/depreciation of investments	38,652	50,779	24,918	41,749

Net realized and unrealized capital gains (losses) on investments	19,924	49,712	21,059	40,132

Increase (decrease) in net assets from operations	$18,655	$48,579	$19,749	$39,197

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$8,270	$536	$22	$—
Expenses:
Administrative, mortality and expense risk charge	8,424	1,789	417	3,276

Net investment income (loss)	(154)	(1,253)	(395)	(3,276)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,664	—	—	—
Proceeds from sales	228,824	41,060	39,716	6,464
Cost of investments sold	217,908	50,985	35,944	11,237

Net realized capital gains (losses) on investments	12,580	(9,925)	3,772	(4,773)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	17,202	(24,056)	15	(89,890)
End of period	19,607	24,875	1,210	(24,001)

Net change in unrealized appreciation/depreciation of investments	2,405	48,931	1,195	65,889

Net realized and unrealized capital gains (losses) on investments	14,985	39,006	4,967	61,116

Increase (decrease) in net assets from operations	$14,831	$37,753	$4,572	$57,840

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount	T. Rowe Price Equity Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$79,107	$716	$48,522
Expenses:
Administrative, mortality and expense risk charge	2,031	57,224	276	97,569

Net investment income (loss)	(2,031)	21,883	440	(49,047)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	39,520
Proceeds from sales	8,935	946,555	58,474	1,089,425
Cost of investments sold	9,070	897,967	69,443	1,336,778

Net realized capital gains (losses) on investments	(135)	48,588	(10,969)	(207,833)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(9,232)	158,841	(12,058)	(1,609,697)
End of period	31,493	146,285	(1)	135,009

Net change in unrealized appreciation/depreciation of investments	40,725	(12,556)	12,057	1,744,706

Net realized and unrealized capital gains (losses) on investments	40,590	36,032	1,088	1,536,873

Increase (decrease) in net assets from operations	$38,559	$57,915	$1,528	$1,487,826

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$3,501	$—	$35,513	$85,806
Expenses:
Administrative, mortality and expense risk charge	82,158	1,963	49,749	61,669

Net investment income (loss)	(78,657)	(1,963)	(14,236)	24,137
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	908,051	6,409	704,424	1,065,166
Cost of investments sold	1,219,650	8,534	1,116,980	1,748,641

Net realized capital gains (losses) on investments	(311,599)	(2,125)	(412,556)	(683,475)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,987,318)	(26,551)	(829,911)	(2,414,873)
End of period	(1,117,325)	21,879	577,765	(982,131)

Net change in unrealized appreciation/depreciation of investments	1,869,993	48,430	1,407,676	1,432,742

Net realized and unrealized capital gains (losses) on investments	1,558,394	46,305	995,120	749,267

Increase (decrease) in net assets from operations	$1,479,737	$44,342	$980,884	$773,404

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Van Kampen Money Market Subaccount(1)	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$5,279	$11,559	$—	$—
Expenses:
Administrative, mortality and expense risk charge	12,577	22,807	176	215

Net investment income (loss)	(7,298)	(11,248)	(176)	(215)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	5	—	—
Proceeds from sales	3,177,062	783,455	2,399	2,477
Cost of investments sold	3,175,643	783,455	3,005	2,080

Net realized capital gains (losses) on investments	1,419	5	(606)	397
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	(906)	(46)
End of period	—	—	3,751	6,139

Net change in unrealized appreciation/depreciation of investments	—	—	4,657	6,185

Net realized and unrealized capital gains (losses) on investments	1,419	5	4,051	6,582

Increase (decrease) in net assets from operations	$(5,879)	$(11,243)	$3,875	$6,367

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,010	$—	$—
Expenses:
Administrative, mortality and expense risk charge	250	1,780	23	406

Net investment income (loss)	(250)	(770)	(23)	(406)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,115	100,278	2,017	13,214
Cost of investments sold	954	117,215	2,647	19,013

Net realized capital gains (losses) on investments	161	(16,937)	(630)	(5,799)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(56)	(39,376)	(884)	(9,822)
End of period	4,784	8,316	(1)	4,158

Net change in unrealized appreciation/depreciation of investments	4,840	47,692	883	13,980

Net realized and unrealized capital gains (losses) on investments	5,001	30,755	253	8,181

Increase (decrease) in net assets from operations	$4,751	$29,985	$230	$7,775

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Janus Aspen - Strategic Value Subaccount	Janus Aspen - Mid Cap Value Subaccount(1)	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Net investment income (loss)
Income:
Dividends	$—	$13	$964	$—
Expenses:
Administrative, mortality and expense risk charge	109	131	1,740	62

Net investment income (loss)	(109)	(118)	(776)	(62)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	28,503	1,949	5,327	4,198
Cost of investments sold	38,592	1,517	6,791	4,288

Net realized capital gains (losses) on investments	(10,089)	432	(1,464)	(90)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,229)	—	(42,755)	(76)
End of period	—	3,453	(17,080)	1,132

Net change in unrealized appreciation/depreciation of investments	10,229	3,453	25,675	1,208

Net realized and unrealized capital gains (losses) on investments	140	3,885	24,211	1,118

Increase (decrease) in net assets from operations	$31	$3,767	$23,435	$1,056

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	MFS Total Return Subaccount	Fidelity -VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$2,257	$923	$9,493	$16
Expenses:
Administrative, mortality and expense risk charge	1,894	4,440	8,318	217

Net investment income (loss)	363	(3,517)	1,175	(201)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	15,464	12,042	145,225	2,339
Cost of investments sold	15,249	15,346	158,007	2,836

Net realized capital gains (losses) on investments	215	(3,304)	(12,782)	(497)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,046	(60,787)	(113,094)	(2,540)
End of period	20,628	18,713	34,880	2,158

Net change in unrealized appreciation/depreciation of investments	19,582	79,500	147,974	4,698

Net realized and unrealized capital gains (losses) on investments	19,797	76,196	135,192	4,201

Increase (decrease) in net assets from operations	$20,160	$72,679	$136,367	$4,000

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Operations

Year Ended December 31, 2003, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$167	$1,635	$—
Expenses:
Administrative, mortality and expense risk charge	518	9,576	1,106

Net investment income (loss)	(351)	(7,941)	(1,106)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	503
Proceeds from sales	4,723	60,749	4,371
Cost of investments sold	6,372	56,420	3,144

Net realized capital gains (losses) on investments	(1,649)	4,329	1,730
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(9,246)	(56,679)	(2,341)
End of period	798	166,056	32,811

Net change in unrealized appreciation/depreciation of investments	10,044	222,735	35,152

Net realized and unrealized capital gains (losses) on investments	8,395	227,064	36,882

Increase (decrease) in net assets from operations	$8,044	$219,123	$35,776

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation -Growth Subaccount		Asset Allocation -Conservative Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(91)	$(1)	$(1,571)	$(481)
Net realized capital gains (losses) on investments	93	—	113	(32)
Net change in unrealized appreciation/depreciation of investments	2,473	(37)	25,413	(2,112)

Increase (decrease) in net assets from operations	2,475	(38)	23,955	(2,625)
Contract transactions
Net contract purchase payments	900	200	900	200
Transfer payments from (to) other subaccounts or general account	43,379	(1)	123,253	76,608
Contract terminations, withdrawals, and other deductions	(1,254)	—	(5,363)	—
Contract maintenance charges	(35)	—	(49)	—

Increase (decrease) in net assets from contract transactions	42,990	199	118,741	76,808

Net increase (decrease) in net assets	45,465	161	142,696	74,183
Net assets:
Beginning of the period	161	—	74,183	—

End of the period	$45,626	$161	$216,879	$74,183

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2003	2002(1)	2003	2002(1)
Operations
Net investment income (loss)	$(715)	$(1)	$(322)	$(95)
Net realized capital gains (losses) on investments	223	—	135	(17)
Net change in unrealized appreciation/depreciation of investments	14,164	(24)	6,169	(246)

Increase (decrease) in net assets from operations	13,672	(25)	5,982	(358)
Contract transactions
Net contract purchase payments	900	200	900	200
Transfer payments from (to) other subaccounts or general account	80,557	(1)	6,025	20,520
Contract terminations, withdrawals, and other deductions	(1,175)	—	(1,177)	—
Contract maintenance charges	(105)	—	(35)	—

Increase (decrease) in net assets from contract transactions	80,177	199	5,713	20,720

Net increase (decrease) in net assets	93,849	174	11,695	20,362
Net assets:
Beginning of the period	174	—	20,362	—

End of the period	$94,023	$174	$32,057	$20,362

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Alger Aggressive Growth Subaccount		American Century Income & Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,893)	$(1,527)	$(76)	$(92)
Net realized capital gains (losses) on investments	(6,793)	(5,549)	3	(864)
Net change in unrealized appreciation/depreciation of investments	49,038	(38,004)	1,750	(1,036)

Increase (decrease) in net assets from operations	40,352	(45,080)	1,677	(1,992)
Contract transactions
Net contract purchase payments	900	—	900	—
Transfer payments from (to) other subaccounts or general account	217,632	34,487	5,882	2,715
Contract terminations, withdrawals, and other deductions	(3,388)	(1,389)	(2,773)	(2,058)
Contract maintenance charges	(18)	(14)	(4)	(4)

Increase (decrease) in net assets from contract transactions	215,126	33,084	4,005	653

Net increase (decrease) in net assets	255,478	(11,996)	5,682	(1,339)
Net assets:
Beginning of the period	99,321	111,317	5,146	6,485

End of the period	$354,799	$99,321	$10,828	$5,146

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	American Century International Subaccount		BlackRock Global Science & Technology Opportunities Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(347)	$(17)	$(139)	$(1)
Net realized capital gains (losses) on investments	304	(433)	159	—
Net change in unrealized appreciation/depreciation of investments	8,082	(362)	2,967	(55)

Increase (decrease) in net assets from operations	8,039	(812)	2,987	(56)
Contract transactions
Net contract purchase payments	900	—	900	200
Transfer payments from (to) other subaccounts or general account	29,662	428	59,263	—
Contract terminations, withdrawals, and other deductions	(5,383)	—	(1,229)	—
Contract maintenance charges	(21)	(1)	—	—

Increase (decrease) in net assets from contract transactions	25,158	427	58,934	200

Net increase (decrease) in net assets	33,197	(385)	61,921	144
Net assets:
Beginning of the period	1,280	1,665	144	—

End of the period	$34,477	$1,280	$62,065	$144

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	BlackRock Mid Cap Growth Subaccount		Capital Guardian Global Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(911)	$(8)	$(1,789)	$(2,148)
Net realized capital gains (losses) on investments	199	(3)	(5,145)	(37,868)
Net change in unrealized appreciation/depreciation of investments	18,291	(87)	52,819	(2,606)

Increase (decrease) in net assets from operations	17,579	(98)	45,885	(42,622)
Contract transactions
Net contract purchase payments	56,273	200	900	288
Transfer payments from (to) other subaccounts or general account	26,316	2,023	50,819	(44,018)
Contract terminations, withdrawals, and other deductions	(1,165)	—	(4,544)	(15,214)
Contract maintenance charges	(4)	(3)	(101)	(113)

Increase (decrease) in net assets from contract transactions	81,420	2,220	47,074	(59,057)

Net increase (decrease) in net assets	98,999	2,122	92,959	(101,679)
Net assets:
Beginning of the period	2,122	—	120,720	222,399

End of the period	$101,121	$2,122	$213,679	$120,720

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(376)	$(173)	$(30,682)	$149,044
Net realized capital gains (losses) on investments	(30)	(1,833)	(362,402)	(306,790)
Net change in unrealized appreciation/depreciation of investments	10,634	(3,249)	1,851,659	(1,289,080)

Increase (decrease) in net assets from operations	10,228	(5,255)	1,458,575	(1,446,826)
Contract transactions
Net contract purchase payments	900	—	3,016	5,050
Transfer payments from (to) other subaccounts or general account	63,281	(1,625)	1,006	(145,154)
Contract terminations, withdrawals, and other deductions	(2,829)	—	(450,831)	(550,878)
Contract maintenance charges	(41)	(28)	(2,310)	(2,681)

Increase (decrease) in net assets from contract transactions	61,311	(1,653)	(449,119)	(693,663)

Net increase (decrease) in net assets	71,539	(6,908)	1,009,456	(2,140,489)
Net assets:
Beginning of the period	13,686	20,594	4,744,303	6,884,792

End of the period	$85,225	$13,686	$5,753,759	$4,744,303

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Clarion Real Estate Securities Subaccount		Dreyfus Small Cap Value Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$313	$55	$(81,022)	$845,632
Net realized capital gains (losses) on investments	380	—	(253,668)	(688,819)
Net change in unrealized appreciation/depreciation of investments	8,503	(866)	4,119,008	(3,650,941)

Increase (decrease) in net assets from operations	9,196	(811)	3,784,318	(3,494,128)
Contract transactions
Net contract purchase payments	900	200	8,178	18,987
Transfer payments from (to) other subaccounts or general account	11,520	15,477	(281,762)	(31,640)
Contract terminations, withdrawals, and other deductions	(1,296)	—	(944,563)	(582,930)
Contract maintenance charges	(34)	(19)	(3,216)	(3,435)

Increase (decrease) in net assets from contract transactions	11,090	15,658	(1,221,363)	(599,018)

Net increase (decrease) in net assets	20,286	14,847	2,562,955	(4,093,146)
Net assets:
Beginning of the period	14,847	—	4,619,499	8,712,645

End of the period	$35,133	$14,847	$7,182,454	$4,619,499

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Gabelli Global Growth Subaccount		Great Companies - AmericaSM Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(95)	$(143)	$(658)	$(650)
Net realized capital gains (losses) on investments	(1,344)	(694)	(5,196)	(1,147)
Net change in unrealized appreciation/depreciation of investments	1,486	(1,258)	18,001	(16,852)

Increase (decrease) in net assets from operations	47	(2,095)	12,147	(18,649)
Contract transactions
Net contract purchase payments	400	—	900	—
Transfer payments from (to) other subaccounts or general account	(21,040)	12,112	(1,464)	97,335
Contract terminations, withdrawals, and other deductions	—	—	(67,408)	(6,828)
Contract maintenance charges	(10)	(17)	(14)	(15)

Increase (decrease) in net assets from contract transactions	(20,650)	12,095	(67,986)	90,492

Net increase (decrease) in net assets	(20,603)	10,000	(55,839)	71,843
Net assets:
Beginning of the period	20,603	10,603	77,745	5,902

End of the period	$—	$20,603	$21,906	$77,745

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Templeton Great Companies Global Subaccount		Great Companies - TechnologySM Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(22)	$(19)	$(24)	$(18)
Net realized capital gains (losses) on investments	(408)	(9)	(533)	(14)
Net change in unrealized appreciation/depreciation of investments	725	(324)	1,075	(573)

Increase (decrease) in net assets from operations	295	(352)	518	(605)
Contract transactions
Net contract purchase payments	900	—	900	—
Transfer payments from (to) other subaccounts or general account	5	—	1	2
Contract terminations, withdrawals, and other deductions	(2,402)	—	(2,361)	—
Contract maintenance charges	(1)	(1)	(1)	(1)

Increase (decrease) in net assets from contract transactions	(1,498)	(1)	(1,461)	1

Net increase (decrease) in net assets	(1,203)	(353)	(943)	(604)
Net assets:
Beginning of the period	1,203	1,556	943	1,547

End of the period	$—	$1,203	$—	$943

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Balanced (A/T) Subaccount		Janus Global(A/T) Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(6)	$(1)	$(1,378)	$1,184
Net realized capital gains (losses) on investments	54	—	(6,142)	(4,351)
Net change in unrealized appreciation/depreciation of investments	10	(10)	26,358	(28,305)

Increase (decrease) in net assets from operations	58	(11)	18,838	(31,472)
Contract transactions
Net contract purchase payments	900	200	—	—
Transfer payments from (to) other subaccounts or general account	—	(1)	(5)	5,839
Contract terminations, withdrawals, and other deductions	(1,146)	—	(2,415)	(1,524)
Contract maintenance charges	—	—	(21)	(23)

Increase (decrease) in net assets from contract transactions	(246)	199	(2,441)	4,292

Net increase (decrease) in net assets	(188)	188	16,397	(27,180)
Net assets:
Beginning of the period	188	—	89,222	116,402

End of the period	$—	$188	$105,619	$89,222

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Growth II (A/T) Subaccount		Janus Growth(A/T) Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(42,911)	$(172,272)	$(99,578)	$—
Net realized capital gains (losses) on investments	(7,343,996)	(173,496)	156,337	—
Net change in unrealized appreciation/depreciation of investments	8,100,351	(4,583,367)	1,867,593	—

Increase (decrease) in net assets from operations	713,444	(4,929,135)	1,924,352	—
Contract transactions
Net contract purchase payments	33,503	33,295	16,083	—
Transfer payments from (to) other subaccounts or general account	(9,684,446)	(1,894,080)	9,266,005	—
Contract terminations, withdrawals, and other deductions	(177,125)	(845,886)	(650,426)	—
Contract maintenance charges	(2,503)	(7,574)	(3,980)	—

Increase (decrease) in net assets from contract transactions	(9,830,571)	(2,714,245)	8,627,682	—

Net increase (decrease) in net assets	(9,117,127)	(7,643,380)	10,552,034	—
Net assets:
Beginning of the period	9,117,127	16,760,507	—	—

End of the period	$—	$9,117,127	$10,552,034	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(7,784)	$(9,120)	$(16,030)	$(21,823)
Net realized capital gains (losses) on investments	(67,631)	(80,389)	(102,633)	(98,737)
Net change in unrealized appreciation/ depreciation of investments	207,509	(157,868)	545,203	(527,135)

Increase (decrease) in net assets from operations	132,094	(247,377)	426,540	(647,695)
Contract transactions
Net contract purchase payments	1,405	1,610	5,911	5,453
Transfer payments from (to) other subaccounts or general account	(7,426)	(61,877)	(50,676)	(176,333)
Contract terminations, withdrawals, and other deductions	(18,497)	(14,474)	(84,471)	(93,191)
Contract maintenance charges	(343)	(416)	(1,210)	(1,434)

Increase (decrease) in net assets from contract transactions	(24,861)	(75,157)	(130,446)	(265,505)

Net increase (decrease) in net assets	107,233	(322,534)	296,094	(913,200)
Net assets:
Beginning of the period	491,135	813,669	1,678,155	2,591,355

End of the period	$598,368	$491,135	$1,974,249	$1,678,155

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(1,269)	$(1,444)	$(1,133)	$2,580
Net realized capital gains (losses) on investments	(18,728)	(2,153)	(1,067)	(4,347)
Net change in unrealized appreciation/depreciation of investments	38,652	(29,654)	50,779	6,775

Increase (decrease) in net assets from operations	18,655	(33,251)	48,579	5,008
Contract transactions
Net contract purchase payments	900	1	2,025	121,517
Transfer payments from (to) other subaccounts or general account	(32,204)	16	143,048	90,321
Contract terminations, withdrawals, and other deductions	(8,680)	(3,035)	(118,316)	(14,812)
Contract maintenance charges	(4)	(4)	(143)	(100)

Increase (decrease) in net assets from contract transactions	(39,988)	(3,022)	26,614	196,926

Net increase (decrease) in net assets	(21,333)	(36,273)	75,193	201,934
Net assets:
Beginning of the period	88,580	124,853	320,776	118,842

End of the period	$67,247	$88,580	$395,969	$320,776

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PBHG Mid Cap Growth Subaccount		PBHG/NWQ Value Select Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(1,310)	$(1,180)	$(935)	$1,105
Net realized capital gains (losses) on investments	(3,859)	(8,473)	(1,617)	(7,820)
Net change in unrealized appreciation/depreciation of investments	24,918	(17,970)	41,749	(30,632)

Increase (decrease) in net assets from operations	19,749	(27,623)	39,197	(37,347)
Contract transactions
Net contract purchase payments	900	67,500	900	—
Transfer payments from (to) other subaccounts or general account	(19)	5,357	7,999	15,193
Contract terminations, withdrawals, and other deductions	(5,086)	(6,634)	(18,355)	(11,521)
Contract maintenance charges	(14)	(14)	(87)	(106)

Increase (decrease) in net assets from contract transactions	(4,219)	66,209	(9,543)	3,566

Net increase (decrease) in net assets	15,530	38,586	29,654	(33,781)
Net assets:
Beginning of the period	76,240	37,654	149,780	183,561

End of the period	$91,770	$76,240	$179,434	$149,780

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	PIMCO Total Return Subaccount		Salomon All Cap Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(154)	$(2,376)	$(1,253)	$(495)
Net realized capital gains (losses) on investments	12,580	190	(9,925)	(8,805)
Net change in unrealized appreciation/depreciation of investments	2,405	17,202	48,931	(24,681)

Increase (decrease) in net assets from operations	14,831	15,016	37,753	(33,981)
Contract transactions
Net contract purchase payments	5,500	2,400	56,273	—
Transfer payments from (to) other subaccounts or general account	154,317	489,064	36,100	6,889
Contract terminations, withdrawals, and other deductions	(139,831)	(4,987)	(23,584)	—
Contract maintenance charges	(299)	(184)	(44)	(44)

Increase (decrease) in net assets from contract transactions	19,687	486,293	68,745	6,845

Net increase (decrease) in net assets	34,518	501,309	106,498	(27,136)
Net assets:
Beginning of the period	501,309	—	78,148	105,284

End of the period	$535,827	$501,309	$184,646	$78,148

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(395)	$(27)	$(3,276)	$(3,017)
Net realized capital gains (losses) on investments	3,772	(2)	(4,773)	(3,850)
Net change in unrealized appreciation/depreciation of investments	1,195	15	65,889	(48,396)

Increase (decrease) in net assets from operations	4,572	(14)	57,840	(55,263)
Contract transactions
Net contract purchase payments	900	200	2,900	—
Transfer payments from (to) other subaccounts or general account	2,040	12,597	8,456	16,172
Contract terminations, withdrawals, and other deductions	(2,662)	—	(3,157)	(895)
Contract maintenance charges	(10)	(3)	(38)	(32)

Increase (decrease) in net assets from contract transactions	268	12,794	8,161	15,245

Net increase (decrease) in net assets	4,840	12,780	66,001	(40,018)
Net assets:
Beginning of the period	12,780	—	192,322	232,340

End of the period	$17,620	$12,780	$258,323	$192,322

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica U.S. Government Securities Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(2,031)	$(792)	$21,883	$27,442
Net realized capital gains (losses) on investments	(135)	(22)	48,588	(4,707)
Net change in unrealized appreciation/depreciation of investments	40,725	(9,466)	(12,556)	151,288

Increase (decrease) in net assets from operations	38,559	(10,280)	57,915	174,023
Contract transactions
Net contract purchase payments	900	1	900	276,168
Transfer payments from (to) other subaccounts or general account	(2,682)	140,463	(212,966)	621,440
Contract terminations, withdrawals, and other deductions	(3,344)	(1)	(512,336)	(244,175)
Contract maintenance charges	(29)	(1)	(1,313)	(1,252)

Increase (decrease) in net assets from contract transactions	(5,155)	140,462	(725,715)	652,181

Net increase (decrease) in net assets	33,404	130,182	(667,800)	826,204
Net assets:
Beginning of the period	132,397	2,215	4,207,360	3,381,156

End of the period	$165,801	$132,397	$3,539,560	$4,207,360

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Dividend Growth Subaccount		T. Rowe Price Equity Income Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$440	$(541)	$(49,047)	$(22,208)
Net realized capital gains (losses) on investments	(10,969)	(284)	(207,833)	35,576
Net change in unrealized appreciation/depreciation of investments	12,057	(12,030)	1,744,706	(1,231,081)

Increase (decrease) in net assets from operations	1,528	(12,855)	1,487,826	(1,217,713)
Contract transactions
Net contract purchase payments	525	1,200	10,758	71,840
Transfer payments from (to) other subaccounts or general account	(58,190)	23,894	(231,342)	(218,560)
Contract terminations, withdrawals, and other deductions	—	(3,885)	(508,651)	(458,361)
Contract maintenance charges	(6)	(23)	(3,203)	(3,565)

Increase (decrease) in net assets from contract transactions	(57,671)	21,186	(732,438)	(608,646)

Net increase (decrease) in net assets	(56,143)	8,331	755,388	(1,826,359)
Net assets:
Beginning of the period	56,143	47,812	6,912,756	8,739,115

End of the period	$—	$56,143	$7,668,144	$6,912,756

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	T. Rowe Price Growth Stock Subaccount		T. Rowe Price Small Cap Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(78,657)	$(92,660)	$(1,963)	$(1,411)
Net realized capital gains (losses) on investments	(311,599)	(397,647)	(2,125)	(4,679)
Net change in unrealized appreciation/depreciation of investments	1,869,993	(1,417,630)	48,430	(26,087)

Increase (decrease) in net assets from operations	1,479,737	(1,907,937)	44,342	(32,177)
Contract transactions
Net contract purchase payments	6,095	23,518	900	17,500
Transfer payments from (to) other subaccounts or general account	51,995	(831,060)	62,740	52,814
Contract terminations, withdrawals, and other deductions	(615,951)	(235,343)	(4,573)	(993)
Contract maintenance charges	(2,698)	(2,946)	(29)	(27)

Increase (decrease) in net assets from contract transactions	(560,559)	(1,045,831)	59,038	69,294

Net increase (decrease) in net assets	919,178	(2,953,768)	103,380	37,117
Net assets:
Beginning of the period	5,327,600	8,281,368	109,237	72,120

End of the period	$6,246,778	$5,327,600	$212,617	$109,237

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Asset Allocation Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(14,236)	$(54,259)	$24,137	$37,293
Net realized capital gains (losses) on investments	(412,556)	(3,233,157)	(683,475)	(347,717)
Net change in unrealized appreciation/depreciation of investments	1,407,676	2,429,965	1,432,742	(673,025)

Increase (decrease) in net assets from operations	980,884	(857,451)	773,404	(983,449)
Contract transactions
Net contract purchase payments	4,947	3,895	7,543	5,951
Transfer payments from (to) other subaccounts or general account	(49,253)	(859,139)	(158,674)	(142,494)
Contract terminations, withdrawals, and other deductions	(540,603)	(413,658)	(665,250)	(304,136)
Contract maintenance charges	(1,929)	(2,332)	(2,124)	(2,485)

Increase (decrease) in net assets from contract transactions	(586,838)	(1,271,234)	(818,505)	(443,164)

Net increase (decrease) in net assets	394,046	(2,128,685)	(45,101)	(1,426,613)
Net assets:
Beginning of the period	3,509,986	5,638,671	4,411,248	5,837,861

End of the period	$3,904,032	$3,509,986	$4,366,147	$4,411,248

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Money Market Subaccount		Transamerica Money Market Subaccount
	2003(1)	2002	2003	2002
Operations
Net investment income (loss)	$(7,298)	$(4,639)	$(11,248)	$—
Net realized capital gains (losses) on investments	1,419	41	5	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(5,879)	(4,598)	(11,243)	—
Contract transactions
Net contract purchase payments	400	134,700	500	—
Transfer payments from (to) other subaccounts or general account	(2,286,355)	1,381,133	2,373,881	—
Contract terminations, withdrawals, and other deductions	(264,243)	(1,488,836)	(242,760)	—
Contract maintenance charges	(396)	(973)	(396)	—

Increase (decrease) in net assets from contract transactions	(2,550,594)	26,024	2,131,225	—

Net increase (decrease) in net assets	(2,556,473)	21,426	2,119,982	—
Net assets:
Beginning of the period	2,556,473	2,535,047	—	—

End of the period	$—	$2,556,473	$2,119,982	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(176)	$(18)	$(215)	$(1)
Net realized capital gains (losses) on investments	(606)	(10)	397	—
Net change in unrealized appreciation/depreciation of investments	4,657	(520)	6,185	(46)

Increase (decrease) in net assets from operations	3,875	(548)	6,367	(47)
Contract transactions
Net contract purchase payments	900	—	600	200
Transfer payments from (to) other subaccounts or general account	38,903	—	22,482	(1)
Contract terminations, withdrawals, and other deductions	(2,223)	—	(2,263)	—
Contract maintenance charges	(1)	(1)	—	—

Increase (decrease) in net assets from contract transactions	37,579	(1)	20,819	199

Net increase (decrease) in net assets	41,454	(549)	27,186	152
Net assets:
Beginning of the period	1,062	1,611	152	—

End of the period	$42,516	$1,062	$27,338	$152

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$(250)	$(10)	$(770)	$(1,005)
Net realized capital gains (losses) on investments	161	(3)	(16,937)	(3,294)
Net change in unrealized appreciation/depreciation of investments	4,840	(56)	47,692	(37,980)

Increase (decrease) in net assets from operations	4,751	(69)	29,985	(42,279)
Contract transactions
Net contract purchase payments	600	200	600	—
Transfer payments from (to) other subaccounts or general account	19,338	1,688	5,794	91,783
Contract terminations, withdrawals, and other deductions	(862)	—	(80,675)	(7,180)
Contract maintenance charges	(3)	(4)	(50)	(52)

Increase (decrease) in net assets from contract transactions	19,073	1,884	(74,331)	84,551

Net increase (decrease) in net assets	23,824	1,815	(44,346)	42,272
Net assets:
Beginning of the period	1,815	—	136,470	94,198

End of the period	$25,639	$1,815	$92,124	$136,470

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	AllianceBerstein Premier Growth Subaccount		Janus Aspen - Mid Cap Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(23)	$(20)	$(406)	$(335)
Net realized capital gains (losses) on investments	(630)	(11)	(5,799)	(616)
Net change in unrealized appreciation/depreciation of investments	883	(514)	13,980	(5,866)

Increase (decrease) in net assets from operations	230	(545)	7,775	(6,817)
Contract transactions
Net contract purchase payments	600	—	600	1
Transfer payments from (to) other subaccounts or general account	1	1	(4)	18,471
Contract terminations, withdrawals, and other deductions	(1,994)	—	(10,498)	(1)
Contract maintenance charges	(1)	(1)	—	—

Increase (decrease) in net assets from contract transactions	(1,394)	—	(9,902)	18,471

Net increase (decrease) in net assets	(1,164)	(545)	(2,127)	11,654
Net assets:
Beginning of the period	1,164	1,709	26,977	15,323

End of the period	$—	$1,164	$24,850	$26,977

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen - Strategic Value Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2003(1)	2002	2003(1)	2002
Operations
Net investment income (loss)	$(109)	$(932)	$(118)	$—
Net realized capital gains (losses) on investments	(10,089)	(13,397)	432	—
Net change in unrealized appreciation/depreciation of investments	10,229	(4,344)	3,453	—

Increase (decrease) in net assets from operations	31	(18,673)	3,767	—
Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(28,392)	(19,477)	11,259	—
Contract terminations, withdrawals, and other deductions	—	(5,575)	(1,805)	—
Contract maintenance charges	(2)	(15)	(14)	—

Increase (decrease) in net assets from contract transactions	(28,394)	(25,067)	9,440	—

Net increase (decrease) in net assets	(28,363)	(43,740)	13,207	—
Net assets:
Beginning of the period	28,363	72,103	—	—

End of the period	$—	$28,363	$13,207	$—

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Janus Aspen -Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2003	2002	2003	2002(1)
Operations
Net investment income (loss)	$(776)	$(1,549)	$(62)	$(4)
Net realized capital gains (losses) on investments	(1,464)	(27,404)	(90)	(1)
Net change in unrealized appreciation/depreciation of investments	25,675	(24,358)	1,208	(76)

Increase (decrease) in net assets from operations	23,435	(53,311)	1,056	(81)
Contract transactions
Net contract purchase payments	600	3,000	600	200
Transfer payments from (to) other subaccounts or general account	697	(24,576)	6,946	1,738
Contract terminations, withdrawals, and other deductions	(3,564)	(3,148)	(869)	—
Contract maintenance charges	(24)	(26)	—	—

Increase (decrease) in net assets from contract transactions	(2,291)	(24,750)	6,677	1,938

Net increase (decrease) in net assets	21,144	(78,061)	7,733	1,857
Net assets:
Beginning of the period	107,939	186,000	1,857	—

End of the period	$129,083	$107,939	$9,590	$1,857

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	MFS Total Return Subaccount		Fidelity - VIP Contrafund® Subaccount
	2003	2002(1)	2003	2002
Operations
Net investment income (loss)	$363	$(354)	$(3,517)	$(2,209)
Net realized capital gains (losses) on investments	215	(17)	(3,304)	(31,004)
Net change in unrealized appreciation/depreciation of investments	19,582	1,046	79,500	(893)

Increase (decrease) in net assets from operations	20,160	675	72,679	(34,106)
Contract transactions
Net contract purchase payments	600	200	600	24,775
Transfer payments from (to) other subaccounts or general account	74,287	75,112	10,763	(187)
Contract terminations, withdrawals, and other deductions	(6,246)	—	(7,943)	(34,133)
Contract maintenance charges	(18)	(7)	(56)	(35)

Increase (decrease) in net assets from contract transactions	68,623	75,305	3,364	(9,580)

Net increase (decrease) in net assets	88,783	75,980	76,043	(43,686)
Net assets:
Beginning of the period	75,980	—	276,185	319,871

End of the period	$164,763	$75,980	$352,228	$276,185

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Equity- Income Subaccount		Fidelity - VIP Growth Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$1,175	$(270)	$(201)	$(93)
Net realized capital gains (losses) on investments	(12,782)	(11,058)	(497)	(276)
Net change in unrealized appreciation/depreciation of investments	147,974	(119,082)	4,698	(2,290)

Increase (decrease) in net assets from operations	136,367	(130,410)	4,000	(2,659)
Contract transactions
Net contract purchase payments	4,100	4,200	4,100	1,200
Transfer payments from (to) other subaccounts or general account	34,318	108,071	5,901	11,846
Contract terminations, withdrawals, and other deductions	(135,316)	(3,303)	(2,150)	(324)
Contract maintenance charges	(129)	(106)	(9)	(9)

Increase (decrease) in net assets from contract transactions	(97,027)	108,862	7,842	12,713

Net increase (decrease) in net assets	39,340	(21,548)	11,842	10,054
Net assets:
Beginning of the period	533,828	555,376	11,789	1,735

End of the period	$573,168	$533,828	$23,631	$11,789

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2003	2002	2003	2002
Operations
Net investment income (loss)	$(351)	$(206)	$(7,941)	$(4,144)
Net realized capital gains (losses) on investments	(1,649)	(15,168)	4,329	(4,310)
Net change in unrealized appreciation/depreciation of investments	10,044	3,498	222,735	(61,002)

Increase (decrease) in net assets from operations	8,044	(11,876)	219,123	(69,456)
Contract transactions
Net contract purchase payments	5,000	—	2,181	2,438
Transfer payments from (to) other subaccounts or general account	(2)	3,248	71,311	285,582
Contract terminations, withdrawals, and other deductions	(4,152)	(29,780)	(46,552)	(75,938)
Contract maintenance charges	(53)	(57)	(262)	(207)

Increase (decrease) in net assets from contract transactions	793	(26,589)	26,678	211,875

Net increase (decrease) in net assets	8,837	(38,465)	245,801	142,419
Net assets:
Beginning of the period	27,765	66,230	568,261	425,842

End of the period	$36,602	$27,765	$814,062	$568,261

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2003 and 2002, Except as Noted

	Fidelity - VIP Value Strategies Subaccount
	2003	2002(1)
Operations
Net investment income (loss)	$(1,106)	$(274)
Net realized capital gains (losses) on investments	1,730	(40)
Net change in unrealized appreciation/depreciation of investments	35,152	(2,341)

Increase (decrease) in net assets from operations	35,776	(2,655)
Contract transactions
Net contract purchase payments	600	200
Transfer payments from (to) other subaccounts or general account	11,757	61,642
Contract terminations, withdrawals, and other deductions	(969)	—
Contract maintenance charges	(30)	—

Increase (decrease) in net assets from contract transactions	11,358	61,842

Net increase (decrease) in net assets	47,134	59,187
Net assets:
Beginning of the period	59,187	—

End of the period	$106,321	$59,187

See accompanying notes.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Financial Life Insurance Company Separate Account VA BNY (the Mutual Fund Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts is available to contract owners of Transamerica Landmark Variable Annuity. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.-Service Class:

Asset Allocation-Growth Portfolio-Service Class

Asset Allocation-Conservative Portfolio-Service Class

Asset Allocation-Moderate Portfolio-Service Class

Asset Allocation-Moderate Growth Portfolio-Service Class

Alger Aggressive Growth-Service Class

American Century Income & Growth-Service Class

American Century International-Service Class

BlackRock Global Science & Tech. Opps.-Service Class

BlackRock Mid Cap Growth-Service Class

Capital Guardian Global-Service Class

Capital Guardian U.S. Equity-Service Class

Capital Guardian Value-Service Class

Clarion Real Estate Securities-Service Class

Great Companies - AmericaSM

Templeton Great Companies Global - Service Class

Great Companies - TechnologySM

Janus Balanced (A/T)-Service Class

Janus Growth(A/T)-Service Class

Jennison Growth-Service Class

J.P. Morgan Enhanced Index-Service Class

Marsico Growth-Service Class

MFS High Yield-Service Class

PBHG Mid Cap Growth-Service Class

PBHG/NWQ Value Select-Service Class

PIMCO Total Return-Service Class

Salomon All Cap-Service Class

Transamerica Convertible Securities-Service Class

Transamerica Equity-Service Class

Transamerica Growth Opportunities-Service Class

Transamerica Money Market-Service Class

Transamerica U.S. Government Securities-Service Class

T. Rowe Price Equity Income-Service Class

T. Rowe Price Growth Stock-Service Class

T. Rowe Price Small Cap-Service Class

Van Kampen Active International Allocation-Service Class

Van Kampen Asset Allocation-Service Class

Van Kampen Emerging Growth-Service Class

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund-Series II

AIM V.I. Capital Appreciation Fund-Series II

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth & Income Portfolio-Class B

AllianceBerstein Premier Growth Portfolio-Class B

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio-Service Shares

Janus Aspen-Worldwide Growth Portfolio-Service Shares

MFS® Variable Insurance TrustSM:

MFS New Discovery Series-Service Class

MFS Total Return Series-Service Class

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Subaccount Investment by Fund:

Variable Insurance Products Fund-Service Class 2:

Fidelity - VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio-Service Class 2

Fidelity-VIP Growth Portfolio-Service Class 2

Fidelity-VIP Mid Cap Portfolio-Service Class 2

Fidelity-VIP Value Strategies Portfolio-Service Class 2

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century Income & Growth	May 1, 2001
American Century International	May 1, 2001
Great Companies-AmericaSM	May 1, 2001
Great Companies-TechnologySM	May 1, 2001
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Alliance Growth & Income	May 1, 2001
Alliance Premier Growth	May 1, 2001
Fidelity VIP-Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation-Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
BlackRock Global Science & Technology Opportunities	May 1, 2002
BlackRock Mid Cap Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity-VIP Value Strategies	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2003

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2003:

Portfolio	Formerly
Asset Allocation-Growth Portfolio	Aggressive Asset Allocation
Asset Allocation-Conservative Portfolio	Conservative Asset Allocation
Asset Allocation-Moderate Portfolio	Moderate Asset Allocation
Asset Allocation-Moderate Growth Portfolio	Moderately Aggressive Asset Allocation
AllianceBernstein Growth and Income Portfolio	Alliance Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio	Alliance Premier Growth Portfolio
Janus Aspen - Mid Cap Growth Portfolio	Janus Aspen - Aggressive Growth Portfolio
Janus Aspen - Mid Cap Value Portfolio	Janus Aspen - Strategic Value Portfolio
Templeton Great Companies Global Portfolio	Great Companies Global[2] Portfolio

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Janus Global	September 1, 2000
T. Rowe Price Dividend Growth	May 1, 2001
Janus Aspen - Strategic Value	May 1, 2001
Fidelity-VIP Growth Opportunities	May 1, 2001
Dreyfus Small Cap Value	July 1, 2002

The following portfolios are merged as of May 1, 2003:

Portfolio	Formerly
American Century International	Gabelli Global Growth
Transamerica Money Market	Van Kampen Money Market
Janus Growth(A/T)	Janus Growth II(A/T)
Janus Aspen-Mid Cap Value	Janus Aspen-Strategic Value

Marsico Growth subaccount was reopend May 1, 2003. Policyholders may only invest in the Service Class shares on or after May 1, 2003. If purchased before May 1, 2003, policyholders may only invest in the Initial Class shares.

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/Transamerica Series Fund, Inc. The Initial Class subaccounts of the AEGON/Transamerica Series Fund, Inc. are only available to owners that purchased the policy before May 1, 2003.

Transamerica Life Insurance Company of New York merged into AUSA Life Insurance Company, Inc. effective April 01, 2003. The name of the merged company was changed to Transamerica Financial Life Insurance Company.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Investments

Net purchase payments received by the Mutual Fund Account for The Landmark Variable Annuity are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2003.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds Investments are reinvested to purchase additional mutual fund shares.

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.-Service Class:
Asset Allocation-Growth Portfolio-Service Class	$575	588
Asset Allocation-Conservative Portfolio-Service Class	502	511
Asset Allocation-Moderate Portfolio-Service Class	502	511
Asset Allocation-Moderate Growth Portfolio-Service Class	503	513
Alger Aggressive Growth-Service Class	499	494
American Century Income & Growth-Service Class	504	521
American Century International-Service Class	504	519
BlackRock Global Science & Tech. Opps.-Service Class	499	493
BlackRock Mid Cap Growth-Service Class	502	511
Capital Guardian Global-Service Class	504	521
Capital Guardian U.S. Equity-Service Class	503	517
Capital Guardian Value-Service Class	506	529
Clarion Real Estate Securities-Service Class	506	531
Great Companies - AmericaSM - Service Class	504	519
Templeton Great Companies Global - Service Class	504	521
Great Companies - TechnologySM - Service Class	501	502
Janus Balanced (A/T)-Service Class	503	513
Janus Global(A/T)-Service Class	—	—
Janus Growth(A/T)-Service Class	503	513
Jennison Growth-Service Class	574	581
J.P. Morgan Enhanced Index-Service Class	504	521
Marsico Growth-Service Class	503	499
MFS High Yield-Service Class	503	515
PBHG Mid Cap Growth-Service Class	494	467
PBHG/NWQ Value Select-Service Class	506	532
PIMCO Total Return-Service Class	501	508
Salomon All Cap-Service Class	504	519
Transamerica Convertible Securities-Service Class	501	505
Transamerica Equity-Service Class	502	509
Transamerica Growth Opportunities-Service Class	501	507
Transamerica U.S. Government Securities-Service Class	501	507
T. Rowe Price Equity Income-Service Class	505	524

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

	Purchases	Sales
T. Rowe Price Growth Stock-Service Class	$503	$518
T. Rowe Price Small Cap-Service Class	500	501
Van Kampen Active International Allocation-Service Class	506	533
Van Kampen Asset Allocation-Service Class	503	514
Transamerica Money Market-Service Class	500	500
Van Kampen Emerging Growth-Service Class	498	488
AEGON/Transamerica Series Fund, Inc.-Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	43,675	758
Asset Allocation-Conservative Portfolio-Initial Class	123,787	6,596
Asset Allocation-Moderate Portfolio-Initial Class	81,047	1,567
Asset Allocation-Moderate Growth Portfolio-Initial Class	6,428	1,022
Alger Aggressive Growth-Initial Class	218,047	4,805
American Century Income & Growth-Initial Class	4,044	97
American Century International-Initial Class	30,057	5,226
BlackRock Global Science & Tech. Opps.-Initial Class	59,668	875
BlackRock Mid Cap Growth-Initial Class	82,096	1,571
Capital Guardian Global-Initial Class	62,508	17,189
Capital Guardian U.S. Equity-Initial Class	63,712	2,757
Capital Guardian Value-Initial Class	300,316	779,536
Clarion Real Estate Securities-Initial Class	14,032	2,487
Dreyfus Small Cap Value-Initial Class	65,436	1,365,571
Gabelli Global Growth-Initial Class	600	21,345
Great Companies-AmericaSM-Initial Class	2,102	70,728
Templeton Great Companies Global-Initial Class	402	1,904
Great Companies-TechnologySM-Initial Class	400	1,884
Janus Balanced (A/T)-Initial Class	401	640
Janus Global(A/T)-Initial Class	—	3,814
Janus Growth II (A/T)	193,221	10,066,496
Janus Growth(A/T)-Initial Class	9,746,970	1,217,758
Jennison Growth-Initial Class	36,267	68,878
J.P. Morgan Enhanced Index-Initial Class	45,883	192,241
Marsico Growth-Initial Class	413	41,665
MFS High Yield-Initial Class	145,465	119,943
PBHG Mid Cap Growth-Initial Class	400	5,941
PBHG/NWQ Value Select-Initial Class	9,607	20,042
PIMCO Total Return-Initial Class	249,537	228,316
Salomon All Cap-Initial Class	108,065	40,541

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

2. Investments

	Purchases	Sales
Transamerica Convertible Securities-Initial Class	$39,092	$39,211
Transamerica Equity-Initial Class	10,871	5,955
Transamerica Growth Opportunities-Initial Class	1,269	8,428
Transamerica U.S. Government Securities-Initial Class	242,335	946,048
T. Rowe Price Dividend Growth-Initial Class	1,243	58,474
T. Rowe Price Equity Income-Initial Class	347,405	1,088,901
T. Rowe Price Growth Stock-Initial Class	268,883	907,533
T. Rowe Price Small Cap-Initial Class	63,012	5,908
Van Kampen Active International Allocation-Initial Class	103,004	703,891
Van Kampen Asset Allocation-Initial Class	270,468	1,064,652
Van Kampen Money Market-Initial Class	619,197	3,177,062
Transamerica Money Market-Initial Class	2,902,903	782,955
Van Kampen Emerging Growth-Initial Class	39,306	1,911
AIM Variable Insurance Funds-Series II:
AIM V.I. Basic Value Fund-Series II	23,071	2,477
AIM V.I. Capital Appreciation Fund-Series II	19,941	1,115
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income Portfolio-Class B	25,188	100,278
AllianceBerstein Premier Growth Portfolio-Class B	600	2,017
Janus Aspen Series-Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	2,911	13,214
Janus Aspen-Strategic Value Portfolio-Service Shares	—	28,503
Janus Aspen - Mid Cap Value Portfolio-Service Shares	11,271	1,949
Janus Aspen-Worldwide Growth Portfolio-Service Shares	1,567	5,327
MFS® Variable Insurance TrustSM-Service Class:
MFS New Discovery Series-Service Class	10,814	4,198
MFS Total Return Series-Service Class	84,460	15,464
Variable Insurance Products Fund-Service Class 2:
Fidelity-VIP Contrafund® Portfolio-Service Class 2	11,937	12,042
Fidelity-VIP Equity-Income Portfolio-Service Class 2	49,408	145,225
Fidelity-VIP Growth Portfolio-Service Class 2	9,982	2,339
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2	5,167	4,723
Fidelity-VIP Mid Cap Portfolio-Service Class 2	79,646	60,749
Fidelity-VIP Value Strategies Portfolio-Service Class 2	15,133	4,371

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Alger Aggressive Growth Subaccount
Units outstanding at January 1, 2002	—	—	—	—	193,849
Units purchased	202	202	202	202	—
Units redeemed and transferred	(2)	82,500	(2)	24,041	73,783

Units outstanding at December 31, 2002	200	82,702	200	24,243	267,632
Units purchased	968	896	897	897	907
Units redeemed and transferred	42,829	115,861	86,817	5,302	448,809

Units outstanding at December 31, 2003	43,997	199,459	87,914	30,441	717,348

	American Century Income & Growth Subaccount	American Century International Subaccount(1)	BlackRock Global Science & Technology Opportunities Subaccount(1)	BlackRock Mid Cap Growth Subaccount	Capital Guardian Global Subaccount
Units outstanding at January 1, 2002	6,911	2,000	—	—	197,077
Units purchased	—	—	202	202	265
Units redeemed and transferred	(5)	(1)	(2)	2,597	(62,432)

Units outstanding at December 31, 2002	6,906	1,999	200	2,799	134,910
Units purchased	896	902	882	69,902	889
Units redeemed and transferred	3,634	40,649	56,842	32,091	40,490

Units outstanding at December 31, 2003	11,436	43,550	57,924	104,792	176,288

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Dreyfus Small Cap Value Subaccount	Gabelli Global Growth Subaccount(1)
Units outstanding at January 1, 2002	24,382	2,973,901	—	2,751,445	12,755
Units purchased	—	6,005	202	8,191	—
Units redeemed and transferred	(2,805)	(358,972)	15,766	(315,332)	17,270

Units outstanding at December 31, 2002	21,577	2,620,934	15,968	2,444,304	30,025
Units purchased	897	26,090	889	20,580	418
Units redeemed and transferred	77,174	(251,681)	11,372	(444,929)	(30,443)

Units outstanding at December 31, 2003	99,648	2,395,343	28,229	2,019,955	—

	Great Companies - AmericaSM Subaccount	Templeton Great Companies Global Subaccount(1)	Great Companies - TechnologySM Subaccount	Janus Balanced (A/T) Subaccount	Janus Global(A/T) Subaccount
Units outstanding at January 1, 2002	6,005	1,999	2,000	—	196,950
Units purchased	—	—	—	202	—
Units redeemed and transferred	95,112	(1)	(1)	(2)	10,155

Units outstanding at December 31, 2002	101,117	1,998	1,999	200	207,105
Units purchased	902	900	892	901	—
Units redeemed and transferred	(78,847)	(2,898)	(2,891)	(1,101)	(5,218)

Units outstanding at December 31, 2003	23,172	—	—	—	201,887

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

	Janus Growth II (A/T) Subaccount(1)	Janus Growth(A/T) Subaccount(1)	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount
Units outstanding at January 1, 2002	685,053	—	937,965	1,852,744	161,200
Units purchased	2,877	—	2,265	4,962	—
Units redeemed and transferred	(142,872)	—	(110,890)	(243,100)	(4,329)

Units outstanding at December 31, 2002	545,058	—	829,340	1,614,606	156,871
Units purchased	1,490	3,949	4,439	7,940	889
Units redeemed and transferred	(546,548)	480,524	(37,956)	(127,684)	(62,134)

Units outstanding at December 31, 2003	—	484,473	795,823	1,494,863	95,626

	MFS High Yield Subaccount	PBHG Mid Cap Growth Subaccount	PBHG/NWQ Value Select Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount
Units outstanding at January 1, 2002	124,138	75,484	175,332	—	101,405
Units purchased	130,420	151,139	—	2,325	—
Units redeemed and transferred	78,588	(9,719)	(6,156)	474,216	48

Units outstanding at December 31, 2002	333,146	216,904	169,176	476,541	101,453
Units purchased	1,972	895	898	8,049	68,814
Units redeemed and transferred	19,452	(10,800)	(11,709)	7,920	9,968

Units outstanding at December 31, 2003	354,570	206,999	158,365	492,510	180,235

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	T. Rowe Price Dividend Growth Subaccount(1)
Units outstanding at January 1, 2002	—	344,892	2,000	2,393,200	47,125
Units purchased	202	—	—	197,204	1,365
Units redeemed and transferred	13,641	27,746	139,465	266,657	20,744

Units outstanding at December 31, 2002	13,843	372,638	141,465	2,857,061	69,234
Units purchased	891	4,633	899	5,652	664
Units redeemed and transferred	919	9,820	(5,463)	(493,544)	(69,898)

Units outstanding at December 31, 2003	15,653	387,091	136,901	2,369,170	—

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Asset Allocation Subaccount
Units outstanding at January 1, 2002	3,718,991	3,049,837	94,920	4,603,634	2,174,219
Units purchased	34,958	9,267	35,129	17,005	2,540
Units redeemed and transferred	(331,359)	(480,341)	70,661	(1,120,025)	(184,099)

Units outstanding at December 31, 2002	3,422,590	2,578,763	200,710	3,500,614	1,992,660
Units purchased	37,351	26,722	891	23,747	27,260
Units redeemed and transferred	(393,169)	(259,441)	80,490	(550,809)	(367,949)

Units outstanding at December 31, 2003	3,066,772	2,346,044	282,091	2,973,551	1,651,971

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

	Van Kampen Money Market Subaccount	Transamerica Money Market Subaccount(1)	Van Kampen Emerging Growth Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Units outstanding at January 1, 2002	1,857,301	—	2,000	—	—
Units purchased	98,412	—	—	202	202
Units redeemed and transferred	(80,754)	—	(1)	(2)	2,086

Units outstanding at December 31, 2002	1,874,959	—	1,999	200	2,288
Units purchased	548	512	907	431	424
Units redeemed and transferred	(1,875,507)	1,564,694	60,310	26,795	22,706

Units outstanding at December 31, 2003	(0)	1,565,206	63,216	27,426	25,418

	AllianceBernstein Growth & Income Subaccount	AllianceBerstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Strategic Value Subaccount(1)	Janus Aspen - Mid Cap Value Subaccount(1)
Units outstanding at January 1, 2002	101,781	2,000	34,991	80,022	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	90,545	(1)	51,902	(38,286)	—

Units outstanding at December 31, 2002	192,326	1,999	86,893	41,736	—
Units purchased	423	424	7,326	—	—
Units redeemed and transferred	(93,119)	(2,423)	(33,969)	(41,736)	13,961

Units outstanding at December 31, 2003	99,631	—	60,249	—	13,961

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

3. Accumulation Units Outstanding

	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity -VIP Equity-Income Subaccount
Units outstanding at January 1, 2002	276,186	—	—	402,440	549,287
Units purchased	5,108	202	202	31,575	4,585
Units redeemed and transferred	(61,993)	2,285	82,561	(44,061)	92,867

Units outstanding at December 31, 2002	219,301	2,487	82,763	389,954	646,739
Units purchased	428	435	523	418	7,600
Units redeemed and transferred	(5,547)	6,829	73,699	3,294	(112,435)

Units outstanding at December 31, 2003	214,182	9,751	156,985	393,666	541,904

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount(1)	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2002	2,000	92,955	402,357	—
Units purchased	1,784	—	2,504	202
Units redeemed and transferred	16,000	(42,205)	200,269	78,857

Units outstanding at December 31, 2002	19,784	50,750	605,130	79,059
Units purchased	5,251	8,744	1971	429
Units redeemed and transferred	5,351	(6,988)	29,091	12,029

Units outstanding at December 31, 2003	30,386	52,506	636,192	91,517

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2002 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2003		43,997	$1.04 to $1.05	$45,626	0.01%	1.30% to 1.90%	24.89% to 23.17%
	12/31/2002	(1)	200	0.81 to 0.80	161	0.00	1.40 to 1.55	(19.46) to (19.54)
Asset Allocation - Conservative
	12/31/2003		199,459	1.09 to 1.03	216,879	0.10	1.30 to 1.90	15.87 to 17.60
	12/31/2002	(1)	82,702	0.90 to 0.90	74,183	0.00	1.40 to 1.55	(10.30) to (10.39)
Asset Allocation - Moderate
	12/31/2003		87,914	1.07 to 1.03	94,023	0.15	1.30 to 1.90	18.07 to 18.85
	12/31/2002	(1)	200	0.87 to 0.87	174	0.00	1.40 to 1.55	(13.15) to (13.24)
Asset Allocation - Moderate Growth
	12/31/2003		30,441	1.06 to 1.04	32,057	0.14	1.30 to 1.90	20.78 to 20.63
	12/31/2002	(1)	24,243	0.84 to 0.84	20,362	0.00	1.40 to 1.55	(16.01) to (16.09)
Alger Aggressive Growth
	12/31/2003		717,348	0.96 to 1.01	354,799	0.00	1.30 to 1.90	20.29 to 24.32
	12/31/2002		267,632	0.37 to 0.37	99,321	0.00	1.40 to 1.55	(35.30) to (35.40)
	12/31/2001		193,849	0.58 to 0.57	111,317	0.00	1.40 to 1.55	(17.62) to (17.74)
American Century Income & Growth
	12/31/2003		11,436	1.05 to 1.06	10,828	0.28	1.30 to 1.90	23.33 to 20.18
	12/31/2002		6,906	0.75 to 0.74	5,146	0.03	1.40 to 1.55	(20.50) to (20.62)
	12/31/2001	(1)	6,911	0.94 to 0.94	6,485	0.00	1.40 to 1.55	(6.08) to (6.17)
American Century International
	12/31/2003		43,550	0.98 to 1.07	34,477	0.00	1.30 to 1.90	23.68 to 20.24
	12/31/2002		1,999	0.64 to 0.64	1,280	0.27	1.40 to 1.55	(23.09) to (23.21)
	12/31/2001	(1)	2,000	0.83 to 0.83	1,665	0.00	1.40 to 1.55	(16.68) to (16.76)
BlackRock Global Science & Technology Opportunities
	12/31/2003		57,924	1.08 to 1.01	62,065	0.00	1.30 to 1.90	41.69 to 39.05
	12/31/2002	(1)	200	0.72 to 0.72	144	0.00	1.40 to 1.55	(28.39) to (28.46)
BlackRock Mid Cap Growth
	12/31/2003		104,792	0.97 to 1.03	101,121	0.00	1.30 to 1.90	22.81 to 22.40
	12/31/2002	(1)	2,799	0.76 to 0.76	2,122	0.00	1.40 to 1.55	(24.19) to (24.27)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global
	12/31/2003		176,288	$1.10 to $1.07	$213,679	0.19%	1.30% to 1.90%	31.21% to 29.34%
	12/31/2002		134,910	0.90 to 0.89	120,720	0.18	1.40 to 1.55	(20.63) to (20.75)
	12/31/2001		197,077	1.13 to 1.13	222,399	0.00	1.40 to 1.55	(11.61) to (11.74)
Capital Guardian U.S. Equity
	12/31/2003		99,648	1.07 to 1.05	85,225	0.09	1.30 to 1.90	25.11 to 26.84
	12/31/2002		21,577	0.64 to 0.63	13,686	0.45	1.40 to 1.55	(24.85) to (24.96)
	12/31/2001		24,382	0.84 to 0.85	20,594	0.11	1.40 to 1.55	(4.73) to (4.87)
Capital Guardian Value
	12/31/2003		2,395,343	1.04 to 1.07	5,753,759	0.80	1.30 to 1.90	28.47 to 26.03
	12/31/2002		2,620,934	1.81 to 1.80	4,744,303	3.94	1.40 to 1.55	(21.79) to (21.91)
	12/31/2001		2,973,901	2.30 to 2.32	6,884,792	0.76	1.40 to 1.55	5.16 to 5.00
Clarion Real Estate Securities
	12/31/2003		28,229	1.25 to 1.07	35,133	2.56	1.30 to 1.90	26.95 to 35.80
	12/31/2002	(1)	15,968	0.93 to 0.93	14,847	1.74	1.40 to 1.55	(6.99) to (7.08)
Dreyfus Small Cap Value
	12/31/2003		2,019,955	3.56 to 3.53	7,182,454	0.00	1.30 to 1.90	88.20 to 87.92
	12/31/2002		2,444,304	1.89 to 1.88	4,619,499	14.35	1.40 to 1.55	(40.30) to (40.39)
	12/31/2001		2,751,445	3.17 to 3.15	8,712,645	0.00	1.40 to 1.55	27.00 to 26.81
Great Companies - AmericaSM
	12/31/2003		23,172	1.04 to 1.05	21,906	0.52	1.30 to 1.90	16.66 to 16.94
	12/31/2002		101,117	0.77 to 0.77	77,745	0.35	1.40 to 1.55	(21.78) to (21.90)
	12/31/2001	(1)	6,005	0.98 to 0.98	5,902	0.24	1.40 to 1.55	(1.69) to (1.79)
Templeton Great Companies Global
	12/31/2003		—	1.03 to 1.06	—	0.13	1.30 to 1.90	20.79 to 17.89
	12/31/2002		1,998	0.60 to 0.60	1,203	0.07	1.40 to 1.55	(22.60) to (22.71)
	12/31/2001		1,999	0.78 to 0.78	1,556	0.00	1.40 to 1.55	(17.99) to (18.11)
Great Companies - TechnologySM
	12/31/2003		—	1.06 to 1.02	—	0.00	1.30 to 1.90	30.76 to 34.44
	12/31/2002		1,999	0.47 to 0.47	943	0.00	1.40 to 1.55	(38.97) to (39.07)
	12/31/2001	(1)	2,000	0.77 to 0.77	1,547	0.00	1.40 to 1.55	(22.60) to (22.68)
Janus Balanced (A/T)
	12/31/2003		—	1.06 to 1.03	—	0.18	1.30 to 1.90	9.98 to 9.88
	12/31/2002	(1)	200	0.94 to 0.94	188	0.00	1.40 to 1.55	(5.98) to (6.07)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Global(A/T)
	12/31/2003		201,887	$0.52 to $0.52	$105,619	0.00%	1.40% to 1.55%	21.55% to 21.37%
	12/31/2002		207,105	0.43 to 0.43	89,222	2.67	1.40 to 1.55	(27.05) to (27.15)
	12/31/2001		196,950	0.59 to 0.59	116,402	1.00	1.40 to 1.55	(23.92) to (24.03)
Janus Growth(A/T)
	12/31/2003	(1)	484,473	1.04 to 1.04	10,552,034	0.00	1.30 to 1.90	20.63 to 22.70
Jennison Growth
	12/31/2003		795,823	0.96 to 1.03	598,368	0.00	1.30 to 1.90	20.52 to 19.93
	12/31/2002		829,340	0.59 to 0.59	491,135	0.00	1.40 to 1.55	(31.70) to (31.80)
	12/31/2001		937,964	0.87 to 0.86	813,669	2.07	1.40 to 1.55	(19.68) to (19.80)
J.P. Morgan Enhanced Index
	12/31/2003		1,494,863	1.02 to 1.06	1,974,249	0.53	1.30 to 1.90	21.77 to 20.22
	12/31/2002		1,614,606	1.04 to 1.03	1,678,155	0.40	1.40 to 1.55	(25.63) to (25.74)
12/31/2001			1,852,744	1.40 to 1.39	2,591,355	0.64	1.40 to 1.55	(13.20) to (13.33)
Marsico Growth
	12/31/2003		95,626	1.19 to 1.00	67,247	0.00	1.30 to 1.90	19.25 to 18.92
	12/31/2002		156,871	0.57 to 0.56	88,580	0.11	1.40 to 1.55	(27.00) to (27.11)
	12/31/2001		161,200	0.78 to 0.77	124,853	0.84	1.40 to 1.55	(15.29) to (15.41)
MFS High Yield
	12/31/2003		354,570	1.09 to 1.03	395,969	1.13	1.30 to 1.90	8.68 to 13.95
	12/31/2002		333,146	0.97 to 0.96	320,776	2.50	1.40 to 1.55	0.66 to 0.51
	12/31/2001		124,138	0.96 to 0.95	118,842	5.14	1.40 to 1.55	2.34 to 2.19
PBHG Mid Cap Growth
	12/31/2003		206,999	0.94 to 0.95	91,770	0.00	1.30 to 1.90	22.27 to 21.72
	12/31/2002		216,904	0.35 to 0.35	76,240	0.00	1.40 to 1.55	(29.39) to (29.49)
	12/31/2001		75,484	0.50 to 0.50	37,654	0.00	1.40 to 1.55	(36.82) to (36.91)
PBHG/NWQ Value Select
	12/31/2003		158,365	1.04 to 1.08	179,434	0.82	1.30 to 1.90	26.07 to 20.21
	12/31/2002		169,176	0.89 to 0.88	149,780	2.01	1.40 to 1.55	(15.40) to (15.52)
	12/31/2001		175,332	1.05 to 1.04	183,561	0.14	1.40 to 1.55	(3.17) to (3.32)
PIMCO Total Return
	12/31/2003		492,510	1.01 to 1.01	535,827	1.42	1.30 to 1.90	1.17 to 3.21
	12/31/2002	(1)	476,541	1.05 to 1.05	501,309	0.00	1.40 to 1.55	5.22 to 5.11
Salomon All Cap
	12/31/2003		180,235	1.03 to 1.05	184,646	0.45	1.30 to 1.90	27.76 to 24.15
	12/31/2002		101,453	0.77 to 0.77	78,148	0.96	1.40 to 1.55	(25.75) to (25.86)
	12/31/2001		101,405	1.04 to 1.04	105,284	2.16	1.40 to 1.55	0.67 to 0.52

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Convertible Securities
	12/31/2003		15,653	$1.13 to $1.02	$17,620	0.08%	1.30% to 1.90%	15.57% to 18.14%
	12/31/2002	(1)	13,843	0.92 to 0.92	12,780	0.00	1.40 to 1.55	(7.66) to (7.75)
Transamerica Equity
	12/31/2003		387,091	1.09 to 1.04	258,323	0.00	1.30 to 1.90	21.25 to 22.70
	12/31/2002		372,638	0.52 to 0.52	192,322	0.00	1.40 to 1.55	(23.32) to (23.43)
	12/31/2001		344,892	0.67 to 0.67	232,340	0.00	1.40 to 1.55	(18.77) to (18.89)
Transamerica Growth Opportunities
	12/31/2003		136,901	1.03 to 1.03	165,801	0.00	1.30 to 1.90	25.33 to 26.48
	12/31/2002		141,465	0.94 to 0.93	132,397	0.00	1.40 to 1.55	(15.50) to (15.62)
	12/31/2001	(1)	2,000	1.11 to 1.11	2,215	0.00	1.40 to 1.55	10.76 to 10.66
Transamerica U.S. Government Securities
	12/31/2003		2,369,170	1.00 to 1.01	3,539,560	1.99	1.30 to 1.90	(0.26) to 1.67
	12/31/2002		2,857,061	1.48 to 1.47	4,207,360	2.15	1.40 to 1.55	4.35 to 4.20
	12/31/2001		2,393,200	1.41 to 1.41	3,381,156	5.19	1.40 to 1.55	3.64 to 3.48
T. Rowe Price Dividend Growth
	12/31/2003		—	0.84 to 0.83	—	4.29	1.40 to 1.55	2.72 to 2.67
	12/31/2002		69,234	0.81 to 0.81	56,143	0.54	1.40 to 1.55	(19.94) to (20.06)
	12/31/2001		47,125	1.02 to 1.01	47,812	0.41	1.40 to 1.55	(5.50) to (5.64)
T. Rowe Price Equity Income
	12/31/2003		3,066,772	1.04 to 1.06	7,668,144	0.70	1.30 to 1.90	21.84 to 17.78
	12/31/2002		3,422,590	2.02 to 2.01	6,912,756	1.13	1.40 to 1.55	(14.02) to (14.15)
	12/31/2001		3,718,991	2.35 to 2.34	8,739,115	1.82	1.40 to 1.55	0.75 to 0.60
T. Rowe Price Growth Stock
	12/31/2003		2,346,044	1.06 to 1.05	6,246,778	0.06	1.30 to 1.90	21.38 to 22.25
	12/31/2002		2,578,763	2.07 to 2.05	5,327,600	0.05	1.40 to 1.55	(23.88) to (23.99)
	12/31/2001		3,049,837	2.72 to 2.70	8,281,368	0.00	1.40 to 1.55	(11.29) to (11.43)
T. Rowe Price Small Cap
	12/31/2003		282,091	1.03 to 1.02	212,617	0.00	1.30 to 1.90	33.42 to 33.36
	12/31/2002		200,710	0.55 to 0.54	109,237	0.00	1.40 to 1.55	(28.35) to (28.46)
	12/31/2001		94,920	0.76 to 0.76	72,120	0.00	1.40 to 1.55	(10.97) to (11.10)
Van Kampen Active International Allocation
	12/31/2003		2,973,551	1.08 to 1.10	3,904,032	1.01	1.30 to 1.90	31.11 to 28.39
	12/31/2002		3,500,614	1.00 to 1.00	3,509,986	0.19	1.40 to 1.55	(18.12) to (18.24)
	12/31/2001		4,603,634	1.23 to 1.22	5,638,671	0.00	1.40 to 1.55	(24.03) to (24.14)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Asset Allocation
	12/31/2003		1,651,971	$1.04 to $1.04	$4,366,147	1.97%	1.30% to 1.90%	15.23% to 14.28%
	12/31/2002		1,992,660	2.22 to 2.20	4,411,248	2.15	1.40 to 1.55	(17.54) to (17.66)
	12/31/2001		2,174,218	2.69 to 2.67	5,837,861	1.99	1.40 to 1.55	(8.35) to (8.49)
Transamerica Money Market
	12/31/2003	(1)	1,565,206	0.99 to 1.00	2,119,982	0.55	1.30 to 1.90	(0.61) to (1.10)
Van Kampen Emerging Growth
	12/31/2003		63,216	0.92 to 0.99	42,516	0.00	1.30 to 1.90	19.13 to 19.60
	12/31/2002		1,999	0.53 to 0.53	1,062	0.08	1.40 to 1.55	(33.99) to (34.08)
	12/31/2001	(1)	2,000	0.81 to 0.81	1,611	0.07	1.40 to 1.55	(19.39) to (19.47)
AIM V.I. Basic Value
	12/31/2003		27,426	1.00 to 1.07	27,338	0.00	1.30 to 1.90	31.58 to 25.84
	12/31/2002	(1)	200	0.76 to 0.76	152	0.00	1.40 to 1.55	(24.17) to (24.25)
AIM V.I. Capital Appreciation
	12/31/2003		25,418	1.01 to 1.03	25,639	0.00	1.30 to 1.90	27.53 to 20.81
	12/31/2002	(1)	2,288	0.79 to 0.79	1,815	0.00	1.40 to 1.55	(20.65) to (20.72)
AllianceBernstein Growth & Income
	12/31/2003		99,631	1.03 to 1.06	92,124	0.82	1.30 to 1.90	30.49 to 22.25
	12/31/2002		192,326	0.71 to 0.71	136,470	0.67	1.40 to 1.55	(23.34) to (23.45)
	12/31/2001	(1)	101,781	0.93 to 0.93	94,198	0.02	1.40 to 1.55	(7.40) to (7.49)
AllianceBerstein Premier Growth
	12/31/2003		—	0.95 to 1.01	—	0.00	1.30 to 1.90	21.78 to 13.90
	12/31/2002		1,999	0.58 to 0.58	1,164	0.00	1.40 to 1.55	(31.80) to (31.90)
	12/31/2001	(1)	2,000	0.86 to 0.85	1,709	0.00	1.40 to 1.55	(14.47) to (14.55)
Janus Aspen - Mid Cap Growth
	12/31/2003		60,249	1.06 to 1.03	24,850	0.00	1.30 to 1.90	33.04 to 28.80
	12/31/2002		86,893	0.28 to 0.31	26,977	0.00	1.40 to 1.55	(29.11) to (29.22)
	12/31/2001		34,991	0.40 to 0.44	15,323	0.00	1.40 to 1.55	(40.43) to (40.52)
Janus Aspen - Mid Cap Value
	12/31/2003	(1)	13,961	0.95 to 0.94	13,207	0.15	1.40 to 1.55	39.26 to 39.06
Janus Aspen - Worldwide Growth
	12/31/2003		214,182	0.95 to 1.05	129,083	0.85	1.30 to 1.90	22.09 to 17.75
	12/31/2002		219,301	0.45 to 0.49	107,939	0.55	1.40 to 1.55	(26.74) to (26.84)
	12/31/2001		276,186	0.61 to 0.68	186,000	0.31	1.40 to 1.55	(23.69) to (23.81)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS New Discovery
	12/31/2003		9,751	$0.99 to $0.98	$9,590	0.00%	1.30% to 1.90%	31.72% to 27.95%
	12/31/2002	(1)	2,487	0.75 to 0.75	1,857	0.00	1.40 to 1.55	(25.26) to (25.34)
MFS Total Return
	12/31/2003		156,985	1.05 to 1.04	164,763	1.74	1.30 to 1.90	14.52 to 11.63
	12/31/2002	(1)	82,763	0.92 to 0.92	75,980	0.00	1.40 to 1.55	(8.20) to (8.29)
Fidelity - VIP Contrafund®
	12/31/2003		393,666	1.09 to 1.04	352,228	0.31	1.30 to 1.90	26.55 to 24.30
	12/31/2002		389,954	0.71 to 0.71	276,185	0.78	1.40 to 1.55	(10.85) to (10.98)
	12/31/2001		402,440	0.80 to 0.79	319,871	0.69	1.40 to 1.55	(13.68) to (13.81)
Fidelity - VIP Equity-Income
	12/31/2003		541,904	1.05 to 1.08	573,168	1.74	1.30 to 1.90	28.36 to 22.26
	12/31/2002		646,739	0.83 to 0.82	533,828	1.47	1.40 to 1.55	(18.30) to (18.42)
	12/31/2001		549,287	1.01 to 1.01	555,376	0.36	1.40 to 1.55	(6.54) to (6.68)
Fidelity - VIP Growth
	12/31/2003		30,386	0.97 to 1.02	23,631	0.11	1.30 to 1.90	30.84 to 23.86
	12/31/2002		19,784	0.60 to 0.60	11,789	0.03	1.40 to 1.55	(31.26) to (31.36)
	12/31/2001	(1)	2,000	0.87 to 0.87	1,735	0.00	1.40 to 1.55	(13.21) to (13.30)
Fidelity - VIP Growth Opportunities
	12/31/2003		52,506	0.70 to 0.70	36,602	0.50	1.40 to 1.55	27.62 to 27.43
	12/31/2002		50,750	0.55 to 0.55	27,765	1.06	1.40 to 1.55	(23.09) to (23.20)
	12/31/2001		92,955	0.71 to 0.71	66,230	0.42	1.40 to 1.55	(15.83) to (15.95)
Fidelity - VIP Mid Cap
	12/31/2003		636,192	1.17 to 1.07	814,062	0.25	1.30 to 1.90	36.48 to 35.15
	12/31/2002		605,130	0.94 to 0.94	568,261	0.69	1.40 to 1.55	(11.27) to (11.40)
	12/31/2001		402,357	1.06 to 1.06	425,842	0.00	1.40 to 1.55	(4.85) to (5.00)
Fidelity - VIP Value Strategies
	12/31/2003		91,517	1.16 to 1.01	106,321	0.00	1.30 to 1.90	55.35 to 44.88
	12/31/2002	(1)	79,059	0.75 to 0.75	59,187	0.00	1.40 to 1.55	(25.13) to (25.20)

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

4. Financial Highlights

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratio(s) for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.30%	May 1, 2003
1.90%	May 1, 2003

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2003 Total Return Range
Asset Allocation - Growth	4.73% to 23.17%
Asset Allocation - Conservative	3.15% to 17.60%
Clarion Real Estate Securities	33.67% to 36.38%
Marsico Growth	19.25% to 24.60%
PBHG Mid Cap Growth	(5.11)% to 21.72%
PIMCO Total Return	1.17% to 3.65%
Transamerica U.S. Gov’t Securities	(0.59)% to 2.11%
Transamerica Money Market	(0.86)% to 35.80%
Van Kampen Emerging Growth	(0.81)% to 19.60%
Janus Aspen - Worldwide Growth	22.09% to 35.44%

Transamerica Financial Life Insurance Company Separate

Account VA BNY - Transamerica Landmark NY Variable Annuity

Notes to Financial Statements

December 31, 2003

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments made less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Financial Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

Transamerica Financial Life deducts a daily charge for assuming certain mortality and expense risks. An annual charge of 1.30%,1.40%,1.45%,1.55%,1.75%, or 1.90% (depending on the death benefit selected) is assessed.

6. Income Taxes

Operations of the Mutual Fund Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

(7)			Not Applicable.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Form of Participation Agreement (JP Morgan). Note 19.

(8)	(n)	Form of Participation Agreement (MTB). Note 19.

(9)		Opinion and Consent of Counsel. Note 19.

(10)	(a	)	Consent of Independent Auditors. Note 19.

	(b	)	Opinion and Consent of Actuary Note 19.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 19 .

(14)			Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown,W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4. (M. Abrahms, J. Byrne, Jr., R.S. Rubinstein, R.F. Colby, P.S. Baird) Note 14. (Mark W. Mullin) Note 15. (F.A. Camp, M.W. Mullin, R.S. Rubinstein, B.K. Clancy, M.C. Abrahms, J.T. Byrne, Jr., R.F. Colby, C.F. Vargas, W. Brown, Jr., W.L. Busler, S.E. Frushtick, P.G. Kunkel, P.P. Post, C.N. Verhagen, C.D. Vermie) Note 17.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No.17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed Herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
William L. Busler 4333 Edgewood Road NE Cedar Rapids, IA 52499	Director and Vice President
William Brown, Jr 14 Windward Avenue White Plains, NY 10605	Director
Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director
Marc Abrahms 375 Willard Avenue Newington, CT 06111	Director
James Byrne, Jr. 130 Liberty St., 31st Floor New York, NY 10006	Director
Robert S. Rubinstein 4 Manhattanville Road Purchase, NY 10577	Director, Vice President and Assistant Secretary
Peter P. Post 415 Madison Avenue, 2nd Floor New York, NY 10017-1163	Director
Mark W. Mullin 4 Manhattanville Road Purchase NY 10577	Director, and Chairman of the Board

Craig D. Vermie 4333 Edgewood Road NE Cedar Rapids, IA 52499	Secretary, and Corporate Counsel
Colette Vargas 4 Manhattanville Road Purchase, NY 10577	Director and Chief Actuary
Brenda K. Clancy 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Treasurer
Robert F. Colby 4 Manhattanville Road Purchase, NY 10577	Director, Counsel, Vice President and Assistant Secretary
Cornelis H. Verhagen .51 JFK Parkway Short Hills, NJ 07078	Director
Peter G. Kunkel 4 Manhattanville Road Purchase, NY 10577	Director
E.Kirby Warren Laurel Road P.O. Box 146 Tuxedo Park, NY 10987-0146	Director

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
1488207 Ontario Limited	Canada	100% 1490991 Ontario Limited	Financial services, marketing and distribution
1490991 Ontario Limited	Canada	100% AEGON Canada, Inc.	Holding company
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Five LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Four LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Fourteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Nine LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seven LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Ten LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Thirteen LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Three LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% RCC North America LLC	Real estate
ALH Properties Two LLC	Delaware	100% RCC North America LLC	Real estate
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner—AUSA Holding Co. (1%); Limited Partner—First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Brunswick Acceptance Company, LLC	Delaware	51% Transamerica Ventures, LLC	Provides commercial financing services to Brunswick Corporation customers
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Cantrex Group Inc.	Quebec	100% Transamerica Acquisition Corporation Canada	Buying group and retail merchant services
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Consumer Membership Services, Inc.	Marketing of credit card protection membership services in Canada
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Inactive
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Direct Capital Equity Investments, Inc.	Delaware	100% M Credit, Inc.	Small business loans
Direct Capital Partners LLC	Delaware	33.33% M Credit, Inc.	Investment banking
Direct Capital Partners LP	Delaware	25% Direct Capital Partners LLC (General Partner); 75% Direct Capital Equity Investments, Inc. (Limited Partnership)	Investment banking
Distribution Support Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.		100% Diversified Investment Advisors, Inc.	Broker-Dealer
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Eighty-Six Yorkville, Inc.	Delaware	100% RCC North America LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Emergent Business Capital Holdings, Inc.	Delaware	100% Transamerica Small Business Capital, Inc.	Small business capital and mezzanine financing company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% RCC North America LLC	Real estate
FGH Property Services, Inc.	Delaware	100% RCC North America LLC	Real estate
FGH Realty Credit LLC	Delaware	100% RCC North America LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 106 Fulton, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP Bala, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Broadway LLC	Delaware	100% RCC North America LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Centereach, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Coram, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Emerson, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Franklin LLC.	Delaware	100% RCC North America LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Islandia, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Keene LLC	Delaware	100% RCC North America LLC	Real estate
FGP Lincoln, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Main Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Merrick, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Northern Blvd., Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Remsen, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Rockbeach, Inc	Delaware	100% RCC North America LLC	Real estate
FGP Schenectady, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP Stamford, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 14th Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% RCC North America LLC	Real estate
FGP West Street LLC	Delaware	100% RCC North America LLC	Real estate
FGP West Street Two LLC	Delaware	100% RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company
First FGP LLC	Delaware	100% RCC North America LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% RCC North America LLC	Real estate
Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	TPA license-holder
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service
Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing
Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing
Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive
Icon Partners, Limited	UK	100% Insurance Consultants, Inc.	Insurance intermediary
ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Inland Water Transportation LLC	Delaware	100% Direct Capital Partners LP	Finance barges
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company
Inventory Funding Trust	Delaware	100% Transamerica Commercial Finance Corporation	Delaware Business Trust
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
M Credit, Inc.	Delaware	100% TCFCII	Commercial lending
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
ODBH Ltd./Harley Davidson Acceptance	U.K.	33% BWAC Twenty-One, Inc.	Holding company
Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company
Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary
Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Credit insurance
Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	100% Transamerica Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% RCC North America LLC	Real estate
Seventh FGP LLC	Delaware	100% RCC North America LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
SpaceWise Inc.	Germany	100% Transamerica Ocean Container Corp.	Intermodal leasing
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	Delaware	100% TCFCII	Holding company
TA Air IX, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air V, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air X, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XIX, Corp.	Delaware	100%TEFSC	Special purpose corporation
TA Air XV, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Air XVIII, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Heli I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TA Marine I, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine II, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine III, Corp.	Delaware	100% TEFSC	Special purpose corporation
TA Marine IV, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine V, Inc.	Delaware	100% TEFSC	Special purpose corporation
TA Marine VI, Inc.	Delaware	100% TEFSC	Special purpose corporation
T 5/8A Steel I LLC	Delaware	100% TEFSC	Special purpose corporation
TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation
TBC IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation
TBCC Funding I LLC	Delaware	100% TBCC Funding Trust I	Delaware Business Trust
TBCC Funding II LLC	Delaware	100% TBCC Funding Trust II	Delaware Business Trust
TBCC Funding Trust I	Delaware	100% TCFCII	Delaware Business Trust
TBCC Funding Trust II	Delaware	100% TCFCII	Delaware Business Trust
TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Financial Advisors Inc.	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% Transamerica Commercial Finance Corporation	A depository for foreclosed real and personal property
TDF Credit Insurance Services Limited	U.K.	100% Transamerica Commercial Finance Limited	Credit insurance brokerage
TDF de Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% Transamerica Corporate Services de Mexico S. de R.L. de C.V.	Service company for Whirlpool receivables
TFC Properties, Inc.	Delaware	100% TFC	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The RCC Group, Inc.	Delaware	100% RCC North America LLC	Real estate
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Third FGP LLC	Delaware	100% RCC North America, LLC	Real estate
TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Tivoli Investment, LLC	Delaware	100% Transamerica Commercial Real Estate Finance, LLC	Investments
Trans Ocean Container Corp.	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Trans Ocean Leasing Deutschland GmbH	Germany	100% Trans Ocean Container Corp.	Intermodal leasing
Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company
Trans Ocean Management Corporation	California	100% Transamerica Ocean Container Corp.	Inactive
Trans Ocean Management S.A.	Switzerland	100% Transamerica Ocean Container Corp.	Intermodal leasing
Trans Ocean Regional Corporate Holdings	California	100% Transamerica Ocean Container Corp.	Holding company
Transamerica Accounts Holding Corporation	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Acquisition Corporation, Canada	Canada	100% Transamerica Commercial Finance Corporation, Canada	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% TLHI	Leasing
Transamerica Annuity Service Corp.	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance
Transamerica Aviation LLC	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 041 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Aviation 400 Corp.	Delaware	100% TEFSC	Special purpose corporation
Transamerica Business Capital Corporation	Delaware	100% TCFCII	Commercial lending
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Catalyst Financial Services LLC	Delaware	100% Transamerica Commercial Finance Corporation	Owns & operates electronic/internet enabled system
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high- yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation	Delaware	100% TIFC	Finance company
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Finance Corporation, II (“TCFCII”)	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
Transamerica Commercial Finance Corporation,Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance
Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company
Transamerica Commercial Finance Limited	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Commercial Real Estate Finance LLC	Illinois	100% T Holdings, Inc.	Bridge/mezzanine finance
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% Transamerica Commercial Finance Corporation, I	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporate Services De Mexico S. de R.L. de C.V.	Mexico	99% Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.; 1% TDF de Mexico S. de R.L. de C.V.	Holds employees
Transamerica Corporation	Delaware	100% Transamerica Holding B.V.	Major interest in insurance and finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Commercial Finance
Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCII	Holding company
Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	100% Transamerica Commercial Finance Corporation	Holding company in Mexican subsidiaries
Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% Transamerica Commercial Finance Corporation; 1% Transamerica Investory Finance Corp.	Finance company
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% Transamerica Commercial Finance Corporation	Finance company
Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant
Transamerica Equipment Financial Services Corporation (“TEFSC”)	Delaware	100% TCFCII	Investment in Various equipment leases and loans
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Transamerica GmbH, Inc.	Commercial lending in Europe
Transamerica Funding LP	U.K.	98% Transamerica Trailer Holdings I, Inc.; 1% Transamerica Distribution Services, Inc.; 1% ICS Terminals (UK) Limited	Intermodal leasing
Transamerica GmbH	Germany	90% Transamerica GmbH, Inc.; 10% BWAC Twenty-One, Inc.	Commercial lending in Germany
Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Home Loan	California	100% TFC	Consumer mortgages
Transamerica Income Shares, Inc.	Maryland	100% TOLIC	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Insurance Finance Corporation	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing
Transamerica Insurance Finance Corporation, California	California	100% Transamerica Insurance Finance Corporation	Insurance premium
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% Transamerica Distribution Finance Corporation	Holding company
Transamerica Investment Management, LLC	Delaware	100% Transamerica Investment Services, Inc.	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Joint Ventures, Inc.	Delaware	100% Transamerica Commercial Finance Corporation	Holding company
Transamerica Leasing (HK) Ltd.	Hong Kong	100% TLHI	Leasing
Transamerica Leasing Coordination Center	Belgium	100% TLHI	Leasing
Transamerica Leasing DO Brasil LTDA.	Brazil	100% Transamerica Leasing, Inc	Container Leasing
Transamerica Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Leasing Holdings, Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company
Transamerica Leasing Inc.	Delaware	100% Transamerica Leasing Holding Co.	Leases & Services intermodal equipment
Transamerica Leasing Limited	U.K.	100% TLHI	Leasing
Transamerica Leasing N.V.	Belguim	100% Intermodal Equipment Inc.	Leasing
Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing
Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% T Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Public Finance, LLC	Delaware	42% Transamerica Finance Corp.; 29% Transamerica Commercial Finance Corporation, I; 29% Transamerica Commercial Finance Corporation, II	Financial Services
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% M Credit, Inc.	Holding company
Transamerica Technology Finance Corporation	Delaware	100% Transamerica Commercial Finance Corporation, II	Commercial lending and leasing
Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% TLHI	Leasing
Transamerica Trailer Leasing AB	Sweden	100% TLHI	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing
Transamerica Trailer Leasing Limited	N.Y.	100% Transamerica Commercial Holdings Limited	Leasing
Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% TLHI	Leasing
Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TDFC	Provides commercial leasing
Transamerica Vendor Management and Consulting LLC	Delaware	100% TREIC Joint Venture LLC	Consulting
Transamerica Ventures LLC	Delaware	100% Transamerica Joint Ventures, Inc.	Ownership and operation of a commercial finance business for Brunswick Corp. customers
TREIC Enterprises, Inc.	Delaware	100% TFC	Investments
TREIC Joint Venture LLC	Delaware	100% TREIC Enterprises, Inc.	Investments
TREIS Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Finance Limited	Inactive—commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100%TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Texas, Inc.	Texas	Record Shareholder—Daniel L. DeMarco	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.     Number of Policyowners

As of December 31, 2003, there were 1,156 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

                      AFSG Securities Corporation

                      4333 Edgewood Road, N.E.

                      Cedar Rapids, Iowa 52499-0001

                      The directors and officers of

                      AFSG Securities Corporation

                      are as follows:5

Larry N. Norman	Ann Spaes
Director and President	Director and Vice President
Frank A. Camp	Darin Smith
Secretary	Vice President and Assistant Secretary
Lisa Wachendorf	William G. Cummings
Director, Vice President and Chief Compliance Officer	Treasurer/Controller, Vice President
Thomas R. Moriarty	Teresa Stolba
Vice President	Assistant Compliance Officer
Priscilla Hechler	Emily Bates
Assistant Vice President	Assistant Treasurer
Clifton Flenniken
Assistant Treasurer
Linda Gilmer
Assistant Treasurer

[5]	The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

AFSG Securities Corporation, the broker/dealer, received $26,679.93, $53,876.19, and $221,572.17 from the Registrant for the year ending December 31, 2003, December 31, 2002 and December 31, 2001, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of April, 2004.

SEPARATE ACCOUNT VA BNY

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY DEPOSITOR

/s/ FRANK A. CAMP
Frank A. Camp Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board Director	, 2004

* Robert S. Rubinstein	Vice President, Assistant Secretary, and Director	, 2004

* Brenda K. Clancy	Treasurer	, 2004

* E. Kirby Warren	Director	, 2004

* Marc C. Abrahms	Director	, 2004

* James T. Byrne, Jr.	Director	, 2004

* Robert F. Colby	Director	, 2004

* Colette F. Vargas	Director	, 2004

* William Brown, Jr.	Director	, 2004

* William L. Busler	Director	, 2004

* Steven E. Frushtick	Director	, 2004

* Peter G. Kunkel	Director	, 2004

* Peter P. Post	Director	, 2004

* Cornelis H. Verhagen	Director	, 2004

* Craig D. Vermie	Secretary and Corporate Counsel	, 2004

/s/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 30, 2004

Registration No. 33-83560

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA BNY

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(b)(4)	Amendment No. 20 (AEGON/Transamerica)

(8)(m)	Form of Participation Agreement (J.P. Morgan)

(8)(n)	Form of Participation Agreement (MTB)

(9)	Opinion and Consent of Counsel

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.